Sterling Capital Behavioral Large Cap Value Equity Fund
Schedule of Investments
June 30, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — 99.53%
Automobiles — 1.40%
12,230 General Motors Co. $ 601,838
Banks — 8.15%
1,410 Citigroup, Inc. 120,019
6,406 JPMorgan Chase & Co. 1,857,164
2,514 PNC Financial Services Group, Inc. 468,660
7,687 U.S. Bancorp 347,837
9,000 Wells Fargo & Co. 721,080
3,514,760
Biotechnology — 4.33%
2,931 AbbVie, Inc. 544,052
2,160 Amgen, Inc. 603,094
6,492 Gilead Sciences, Inc. 719,768
1,866,914
Broadline Retail — 1.26%
470 Dillard's, Inc., Class A 196,380
2,413 eBay, Inc. 179,672
3,340 Etsy, Inc. 167,534
543,586
Building Products — 3.14%
6,010 Hayward Holdings, Inc.
(a)
82,938
6,512 Johnson Controls International PLC 687,797
1,330 Trane Technologies PLC 581,755
1,352,490
Capital Markets — 7.99%
7,520 Bank of New York Mellon Corp. (The) 685,147
2,530 CME Group, Inc. 697,319
8,390 Franklin Resources, Inc. 200,102
432 Goldman Sachs Group, Inc. (The) 305,748
6,199 Morgan Stanley 873,191
1,950 Northern Trust Corp. 247,241
1,859 State Street Corp. 197,686
5,274 Virtu Financial, Inc., Class A 236,222
3,442,656
Chemicals — 0.77%
2,150 CF Industries Holdings, Inc. 197,800
3,680 Mosaic Co. (The) 134,246
332,046
Communications Equipment — 2.40%
14,897 Cisco Systems, Inc. 1,033,554
Construction & Engineering — 1.07%
391 EMCOR Group, Inc. 209,142
1,470 MasTec , Inc.
(a)
250,532
459,674

Sterling Capital Behavioral Large Cap Value Equity Fund
Schedule of Investments (continued)
June 30, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Consumer Finance — 2.29%
3,594 Capital One Financial Corp. $ 764,660
3,337 Synchrony Financial 222,711
987,371
Consumer Staples Distribution & Retail — 2.34%
8,836 Kroger Co. (The) 633,806
3,812 Maplebear Inc.
(a)
172,455
2,601 US Foods Holding Corp.
(a)
200,303
1,006,564
Containers & Packaging — 0.90%
1,974 Crown Holdings, Inc. 203,283
3,374 Siligan Holdings, Inc. 182,803
386,086
Distributors — 0.31%
3,620 LKQ Corp. 133,976
Diversified Consumer Services — 0.56%
23,113 ADT, Inc. 195,767
867 H&R Block, Inc. 47,590
243,357
Diversified Telecommunication Services — 2.80%
30,782 AT&T, Inc. 890,831
7,408 Verizon Communications, Inc. 320,544
1,211,375
Electric Utilities — 3.40%
5,250 Duke Energy Corp. 619,500
10,404 Exelon Corp. 451,742
4,280 Southern Co. (The) 393,032
1,464,274
Electrical Equipment — 3.04%
5,180 Emerson Electric Co. 690,649
1,170 GE Vernova LLC 619,106
1,309,755
Energy Equipment & Services — 0.56%
6,977 TechnipFMC PLC 240,288
Entertainment — 2.07%
7,180 Walt Disney Co. (The) 890,392
Financial Services — 0.54%
8,407 MGIC Investment Corp. 234,051
Food Products — 0.60%
805 Ingredion, Inc. 109,174
3,332 Pilgrim's Pride Corp.
(a)
149,873
259,047
Ground Transportation — 1.23%
5,670 Uber Technologies, Inc.
(a)
529,011

Sterling Capital Behavioral Large Cap Value Equity Fund
Schedule of Investments (continued)
June 30, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Health Care Providers & Services — 6.97%
1,822 Cencora , Inc. $ 546,327
2,072 Cigna Group (The) 684,961
10,660 CVS Health Corp. 735,326
1,207 HCA Healthcare, Inc. 462,402
783 McKesson Corp. 573,767
3,002,783
Health Care REITs — 0.35%
4,167 Omega Healthcare Investors, Inc. 152,721
Hotels, Restaurants & Leisure — 2.47%
1,066 Expedia, Inc.
(a)
179,813
2,171 Royal Caribbean Cruises Ltd. 679,828
3,927 Travel + Leisure Co. 202,672
1,062,313
Household Products — 0.95%
1,520 Colgate-Palmolive Co. 138,168
2,105 Kimberly-Clark Corp. 271,377
409,545
Insurance — 4.48%
3,430 Aflac, Inc. 361,728
2,922 Allstate Corp. 588,228
1,316 Axis Capital Holdings Ltd. 136,627
1,023 Hanover Insurance Group, Inc. (The)
(a)
173,777
1,201 Old Republic International Corp. 46,166
2,330 Travelers Cos., Inc. ( Inc ) (The) 623,368
1,929,894
It Services — 2.42%
3,540 International Business Machines Corp. 1,043,521
Machinery — 1.37%
1,870 Allison Transmission Holdings, Inc. 177,631
9,119 Gates Industrial Corp. PLC
(a)
210,011
290 Parker-Hannifin Corp. 202,556
590,198
Media — 2.64%
1,524 Charter Communications, Inc., Class A
(a)
623,026
2,870 Comcast Corp., Class A 102,430
3,521 Fox Corporation, Class A 197,317
4,136 Fox Corporation, Class B 213,542
1,136,315
Metals & Mining — 1.54%
11,400 Newmont Goldcorp Corp. 664,164
Mortgage Real Estate Investment Trusts (REITs) — 0.37%
13,969 Rithm Capital Corp. 157,710

Sterling Capital Behavioral Large Cap Value Equity Fund
Schedule of Investments (continued)
June 30, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Office REITs — 0.43%
6,110 Cousins Properties, Inc. $ 183,483
Oil, Gas & Consumable Fuels — 5.89%
2,548 Cheniere Energy, Inc. 620,489
22,130 Kinder Morgan, Inc. 650,622
7,140 ONEOK, Inc. 582,838
10,935 Williams Companies, Inc. (The) 686,827
2,540,776
Passenger Airlines — 0.43%
2,350 United Continental Holdings, Inc.
(a)
187,131
Pharmaceuticals — 1.73%
13,770 Bristol-Myers Squibb Co. 637,413
3,050 Royalty Pharma PLC, Class A 109,892
747,305
Professional Services — 0.22%
1,810 Concentrix Corp. 95,668
Retail REITs — 2.65%
9,671 Realty Income Corp. 557,146
3,616 Simon Property Group, Inc. 581,309
1,138,455
Semiconductors & Semiconductor Equipment — 2.40%
420 Broadcom, Inc. 115,773
1,734 Cirrus Logic, Inc.
(a)
180,778
4,645 QUALCOMM, Inc. 739,763
1,036,314
Software — 2.53%
6,622 Gen Digital, Inc. 194,687
3,280 salesforce.com, Inc. 894,423
1,089,110
Specialized REITs — 0.85%
3,290 EPR Properties 191,675
5,405 VICI Properties, Inc. 176,203
367,878
Specialty Retail — 1.47%
8,586 Gap, Inc. (The) 187,261
270 Lowe's Cos., Inc. 59,905
1,130 Penske Automotive Group, Inc.
(a)
194,145
410 Ulta Beauty, Inc.
(a)
191,806
633,117
Technology Hardware, Storage & Peripherals — 1.32%
4,630 Dell Technologies, Inc., Class C 567,638
Textiles, Apparel & Luxury Goods — 1.05%
783 Ralph Lauren Corp. 214,761

Sterling Capital Behavioral Large Cap Value Equity Fund
Schedule of Investments (continued)
June 30, 2025 - (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Textiles, Apparel & Luxury Goods — (continued)
2,715 Tapestry, Inc. $ 238,404
453,165
Tobacco — 3.85%
11,478 Altria Group, Inc. 672,955
5,428 Philip Morris International, Inc. 988,602
1,661,557
Total Common Stocks
(Cost $34,870,643) 42,893,826
Shares Fair Value
MONEY MARKET FUNDS — 0.44%
190,059 Federated Hermes Treasury Obligations Fund,
Institutional Shares, 4.18%
(b)
190,059
Total Money Market Funds
(Cost $190,059) 190,059
Total Investments— 99.97%
(Cost $35,060,702) 43,083,885
Other Assets in Excess of Liabilities — 0.03% 14,811
NET ASSETS — 100.00% $ 43,098,696
(a) Non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Investments
June 30, 2025 (Unaudited)
dl
Shares Fair Value
COMMON STOCKS — 98.64%
Automobile Components — 0.51%
28,190 Dana, Inc. $ 483,459
Automotive — 1.23%
70,290 American Axle & Manufacturing Holdings, Inc.
(a)
286,783
4,230 Aptiv Holdings Ltd.
(a)
288,571
5,640 BorgWarner, Inc. 188,827
9,220 Phinia, Inc. 410,198
1,174,379
Banking — 3.31%
14,910 Berkshire Hills Bancorp, Inc. 373,346
7,950 Capital City Bank Group, Inc. 312,833
8,660 Enterprise Financial Services Corp. 477,166
9,630 First Mid-Illinois Bancshares, Inc. 361,029
5,500 Great Southern Bancorp, Inc. 323,290
9,160 HomeTrust Bancshares, Inc.
(a)
342,676
4,730 Metropolitan Bank Holding Corp.
(a)
331,100
22,210 Shore Bancshares, Inc. 349,141
8,920 Third Coast Bancshares Inc.
(a)
291,416
3,161,997
Banks — 13.63%
6,350 1st Source Corp. 394,145
11,400 Amalgamated Financial Corp. 355,680
24,040 Associated Banc-Corp. 586,336
9,524 Axos Financial, Inc.
(a)
724,206
11,710 Bank of NT Butterfield & Son Ltd. (The) 518,519
6,558 Bank OZK 308,619
15,631 BankUnited, Inc. 556,307
15,053 Business First Bancshares, Inc. 371,056
13,640 Byline Bancorp, Inc.
(a)
364,597
8,050 Camden National Corp. 326,669
11,634 Cathay General Bancorp 529,696
14,720 Columbia Banking System, Inc. 344,154
7,260 Community Trust Bancorp, Inc. 384,199
7,520 Customers Bancorp, Inc.
(a)
441,725
3,740 East West Bancorp, Inc. 377,665
6,052 First Financial Corp. 327,958
11,640 Hancock Whitney Corp. 668,137
14,560 Hanmi Financial Corp. 359,341
12,962 Independent Bank Corp. Michigan 420,098
7,999 Mercantile Bank Corp. 371,234
5,862 Northeast Bank 521,659
12,600 Northeast Community Bancorp, Inc. 292,887
15,243 OFG Bancorp 652,401
19,710 Old Second Bancorp, Inc. 349,655
4,432 Preferred Bank 383,567

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Banks — (continued)
15,370 Renasant Corp. $ 552,244
9,123 South Plains Financial, Inc. 328,793
15,780 Univest Financial Corp. 474,031
3,189 Wintrust Financial Corp. 395,372
6,760 Zions Bancorp. 351,114
13,032,064
Biotech & Pharma — 0.45%
21,300 Innoviva, Inc.
(a)
427,917
Broadline Retail — 0.30%
690 Dillard's, Inc., Class A
(a)
288,303
Cable & Satellite — 0.25%
23,800 Liberty Global Ltd., Class A
(a)
238,238
Capital Markets — 0.39%
2,920 Northern Trust Corp. 370,227
Chemicals — 2.10%
3,380 Cabot Corp. 253,500
3,850 CF Industries Holdings, Inc. 354,200
49,300 Ecovyst, Inc.
(a)
405,738
8,020 Mosaic Co. (The) 292,570
37,980 Perimeter Solutions, Inc.
(a)
528,681
46,050 Rayonier Advanced Materials, Inc.
(a)
177,293
2,011,982
Commercial Services & Supplies — 1.90%
23,790 CoreCivic, Inc.
(a)
501,255
27,578 Interface, Inc. 577,208
38,110 Pitney Bowes Inc. 415,780
31,522 Steelcase, Inc., Class A 328,774
1,823,017
Commercial Support Services — 0.81%
22,910 Healthcare Services Group, Inc.
(a)
344,337
9,410 Heidrick & Struggles International, Inc. 430,602
774,939
Communications Equipment — 0.40%
13,070 NETGEAR, Inc.
(a)
379,945
Construction & Engineering — 2.42%
2,660 Argan, Inc. 586,477
4,240 Granite Construction, Inc. 396,482
2,486 Sterling Construction Co., Inc.
(a)
573,595
16,100 Tutor Perini Corp.
(a)
753,157
2,309,711
Consumer Finance — 1.24%
11,428 Bread Financial Holdings, Inc. 652,768

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Consumer Finance — (continued)
7,999 Synchrony Financial $ 533,853
1,186,621
Consumer Staples Distribution & Retail — 0.36%
14,570 United Natural Foods, Inc.
(a)
339,627
Containers & Packaging — 0.34%
75,680 Ardagh Metal Packaging SA
(a)
323,910
Diversified Consumer Services — 1.74%
42,070 ADT, Inc.
(a)
356,333
630 Graham Holdings Co., Class B 596,087
21,660 Perdoceo Education Corp. 708,065
1,660,485
Electric Utilities — 2.45%
22,300 AES Corp. 234,596
5,740 Edison International 296,184
4,650 Eversource Energy 295,833
8,059 Otter Tail Corp. 621,267
3,310 Pinnacle West Capital Corp. 296,146
14,747 Portland General Electric Co. 599,171
2,343,197
Electrical Equipment — 0.34%
16,820 Kimball Electronics, Inc.
(a)
323,449
Electronic Equipment, Instruments & Components — 2.62%
2,250 Arrow Electronics, Inc.
(a)
286,718
9,680 Benchmark Electronics, Inc. 375,874
5,370 Eplus, Inc.
(a)
387,177
2,687 Jabil, Inc. 586,034
3,650 Plexus Corp.
(a)
493,882
9,030 ScanSource, Inc.
(a)
377,544
2,507,229
Energy Equipment & Services — 0.30%
8,370 TechnipFMC PLC 288,263
Engineering & Construction — 0.40%
4,870 Primoris Services Corp. 379,568
Entertainment — 0.49%
8,107 Marcus Corp. (The)
(a)
136,684
28,980 Warner Bros Discovery, Inc.
(a)
332,111
468,795
Entertainment Content — 0.34%
83,370 fuboTV, Inc.
(a)
321,808
Equity Real Estate -Investment Trusts -(Reits) — 1.13%
16,690 American Assets Trust, Inc. 329,628

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Equity Real Estate -Investment Trusts -(Reits) — (continued)
23,446 Essential Properties Realty Trust, Inc. $ 748,161
1,077,789
Financial Services — 3.51%
12,440 Banco Latinoamericano de Comercio Exterior SA,
Class E 501,332
11,774 Enact Holdings, Inc. 437,404
12,100 Jackson Financial Corp., Class A 1,074,359
12,857 MGIC Investment Corp. 357,939
34,350 Pagseguro Digital Ltd., Class A
(a)
331,134
18,188 Radian Group, Inc. 655,132
3,357,300
Food Products — 1.54%
5,600 Cal-Maine Foods, Inc. 557,928
21,975 Dole PLC
(a)
307,430
2,380 Ingredion, Inc. 322,776
6,440 Pilgrim's Pride Corp. 289,671
1,477,805
Gas Utilities — 2.20%
18,370 MDU Resources Group, Inc.
(a)
306,228
5,055 National Fuel Gas Co.
(a)
428,209
5,710 New Jersey Resources Corp. 255,922
2,030 Northwest Natural Holdings Co. 80,632
8,520 ONE Gas, Inc.
(a)
612,246
1,550 Spire, Inc.
(a)
113,135
8,430 UGI Corp. 307,021
2,103,393
Health Care Equipment & Supplies — 1.06%
7,170 Inmode Ltd.
(a)
103,535
4,452 Lantheus Holdings, Inc.
(a)
364,440
10,780 Omnicell, Inc.
(a)
316,932
22,120 Tactile Systems Technology, Inc.
(a)
224,297
1,009,204
Health Care Facilities & Services — 0.83%
34,750 Pediatrix Medical Group, Inc.
(a)
498,663
13,410 Progyny, Inc.
(a)
295,020
793,683
Health Care Providers & Services — 2.94%
40,140 AdaptHealth Corp.
(a)
378,520
2,448 DaVita, Inc.
(a)
348,718
4,430 Encompass Health Corp. 543,250
20,100 Premier, Inc., Class A 440,793
10,133 Select Medical Holdings Corp. 153,819
3,023 Tenet Healthcare Corp.
(a)
532,048
2,267 Universal Health Services, Inc., Class B 410,667
2,807,815

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Health Care REITs — 1.86%
2,590 Alexandria Real Estate Equities, Inc. $ 188,112
16,260 CareTrust REIT, Inc. 497,556
12,360 LTC Properties, Inc. 427,780
36,060 Sabra Health Care REIT, Inc. 664,946
1,778,394
Health Care Technology — 0.40%
13,950 HealthStream, Inc. 385,997
Hotel & Resort Reits — 0.66%
49,646 DiamondRock Hospitality Co. 380,289
24,705 Park Hotels & Resorts, Inc. 252,732
633,021
Hotel & Resort REITs — 0.45%
36,709 Apple Hospitality REIT, Inc. 428,394
Hotels, Restaurants & Leisure — 0.90%
24,510 Accel Entertainment Inc
(a)
288,483
1,610 Expedia, Inc. 271,575
5,810 Travel + Leisure Co.
(a)
299,854
859,912
Household Products — 0.39%
11,980 Central Garden & Pet Co., Class A
(a)
374,854
Industrial Intermediate Prod — 0.67%
10,690 Insteel Industries, Inc. 397,775
15,480 Mayville Engineering Co., Inc. 247,061
644,836
Industrial REITs — 0.37%
6,432 Innovative Industrial Properties, Inc. 355,175
Insurance — 4.49%
3,290 Assured Guaranty Ltd. 286,559
5,295 Axis Capital Holdings Ltd. 549,727
6,549 Brighthouse Financial, Inc. 352,140
16,630 CNO Financial Group, Inc. 641,585
16,210 Donegal Group Inc., Class A 324,605
25,670 Heritage Insurance Holdings, Inc. 640,210
12,860 NMI Holdings, Inc., Class A 542,563
12,520 United Fire Group, Inc. 359,324
7,317 Unum Group 590,921
4,287,634
Internet Media & Services — 0.97%
11,840 EverQuote, Inc. 286,291
22,700 Lyft, Inc., Class A 357,752
21,390 Upwork, Inc. 287,482
931,525

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Leisure Facilities & Services — 1.17%
5,960 Cracker Barrel Old Country Store, Inc. $ 364,037
26,740 International Game Technology PLC 422,759
3,870 Monarch Casino & Resort, Inc. 334,523
1,121,319
Leisure Products — 0.29%
14,090 Mattel, Inc. 277,855
Machinery — 2.00%
1,880 Alamo Group, Inc. 410,554
18,980 Kennametal, Inc. 435,781
8,557 Mueller Industries, Inc. 680,025
37,180 Titan International, Inc. 381,839
1,908,199
Marine Transportation — 0.61%
5,216 Matson, Inc. 580,802
Media — 0.70%
6,050 Fox Corporation, Class A 339,042
6,430 Fox Corporation, Class B 331,981
671,023
Metals & Mining — 0.58%
1,817 Alpha Metallurgical Resources, Inc. 204,376
40,304 SunCoke Energy, Inc. 346,212
550,588
Mortgage Real Estate Investment Trusts (REITs) — 0.34%
28,784 Rithm Capital Corp. 324,971
Multi-Utilities — 1.11%
14,030 Avista Corp. 532,439
10,260 NorthWestern Corp. 526,338
1,058,777
Office REITs — 0.67%
11,298 Cousins Properties, Inc. 339,279
8,708 Kilroy Realty Corp. 298,771
638,050
Oil & Gas Producers — 1.73%
20,700 CNX Resources Corp. 697,177
23,120 Diversified Energy Co PLC 339,170
11,420 Excelerate Energy, Inc., Class A 334,834
6,990 Range Resources Corp. 284,283
1,655,464
Oil & Gas Services & Equipment — 0.75%
29,390 MRC Global, Inc. 402,937
66,030 RPC, Inc. 312,322
715,259

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Oil, Gas & Consumable Fuels — 4.06%
104 APA Corp. $ 1,902
31,780 Ardmore Shipping Corp. 305,088
73,890 Berry Petroleum Corp. 204,675
12,510 Coterra Energy, Inc. 317,504
35,830 DHT Holdings, Inc. 387,322
13,250 Dorian LPT Ltd. 323,035
2,090 Gulport Energy Corp. 420,446
10,670 International Seaways, Inc. 389,242
13,350 Magnolia Oil & Gas Corp., Class A 300,108
122,410 Nordic American Tankers Ltd. 321,938
6,840 Ovintiv, Inc. 260,262
19,410 Permian Resources Corp. 264,364
13,600 World Fuel Services Corp. 385,560
3,881,446
Paper & Forest Products — 0.32%
6,040 Sylvamo Corp. 302,604
Passenger Airlines — 2.19%
6,140 Allegiant Travel Co. 337,393
2,903 Copa Holdings SA, Class A 319,243
8,704 SkyWest, Inc. 896,251
21,920 Sun Country Airlines Holdings Inc. 257,560
3,610 United Continental Holdings, Inc. 287,464
2,097,911
Pharmaceuticals — 2.78%
9,279 Amphastar Pharmaceuticals, Inc. 213,046
8,070 Harmony Biosciences Holdings, Inc. 255,012
2,736 Jazz Pharmaceuticals PLC 290,344
15,000 Organon & Co. 145,200
14,820 Pacira Pharmaceuticals, Inc./DE 354,198
16,830 Phibro Animal Health Corp., Class A 429,839
10,330 Royalty Pharma PLC, Class A 372,190
11,970 Supernus Pharmaceuticals, Inc. 377,294
24,822 Viatris, Inc. 221,660
2,658,783
Professional Services — 0.35%
11,580 IBEX Holdings Ltd 336,978
Real Estate Management & Development — 0.90%
15,130 Forestar Group, Inc. 302,600
4,170 Howard Hughes Holdings, Inc. 281,475
16,659 RMR Group, Inc. (The), Class A 272,375
856,450
Real Estate Services — 0.34%
29,660 Cushman & Wakefield PLC 328,336

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
REIT — 0.98%
22,780 Alexander & Baldwin, Inc. $ 406,167
19,120 COPT Defense Properties 527,330
933,497
Retail - Discretionary — 0.91%
7,230 Build-A-Bear Workshop, Inc. 372,779
9,680 Rush Enterprises, Inc., Class A 498,617
871,396
Retail REITs — 0.54%
24,608 Kimco Realty Corp. 517,260
Semiconductors & Semiconductor Equipment — 1.00%
13,776 Amkor Technology, Inc. 289,158
20,140 Photronics, Inc. 379,236
3,880 Skyworks Solutions, Inc. 289,138
957,532
Software — 2.19%
25,233 Adeia, Inc. 356,794
12,370 Computer Programs & Systems, Inc. 289,705
14,500 Consensus Cloud Solutions, Inc. 334,370
6,740 Gen Digital, Inc. 198,156
20,430 OneSpan, Inc. 340,978
10,090 RingCentral, Inc., Class A 286,052
3,730 Zoom Video Communications, Inc. 290,865
2,096,920
Specialized REITs — 2.08%
6,275 EPR Properties 365,582
6,410 Gaming and Leisure Properties, Inc. 299,219
20,630 Safehold, Inc. 321,003
115,469 Uniti Group, Inc. 498,826
15,550 VICI Properties, Inc. 506,929
1,991,559
Specialty Finance — 0.63%
40,040 AG Mortgage Investment Trust, Inc. 302,302
1,790 World Acceptance Corp. 295,565
597,867
Specialty Retail — 2.86%
6,650 Buckle, Inc. 301,578
13,830 Gap, Inc. (The) 301,632
35,610 Sally Beauty Holdings, Inc. 329,749
14,280 Signet Jewelers Ltd. 1,135,973
9,280 Urban Outfitters, Inc. 673,171
2,742,103
Steel — 0.31%
13,810 Ryerson Holding Corp. 297,882

Sterling Capital Behavioral Small Cap Value Equity Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Technology Hardware — 1.42%
44,270 Cricut, Inc., Class A $ 299,708
21,520 Daktronics, Inc. 325,382
5,950 Flex Ltd. 297,024
17,130 NetScout Systems, Inc. 424,995
1,347,109
Technology Services — 0.19%
5,580 LiveRamp Holdings, Inc. 184,363
Telecommunications — 0.54%
12,480 Globalstar, Inc. 293,904
7,320 Iridium Communications, Inc.
(a)
220,844
514,748
Textiles, Apparel & Luxury Goods — 0.65%
12,692 G-III Apparel Group Ltd. 284,301
1,220 Ralph Lauren Corp. 334,621
618,922
Trading Companies & Distributors — 0.41%
26,710 DNOW, Inc. 396,109
Transportation & Logistics — 0.35%
45,380 Golden Ocean Group Ltd. 332,182
Total Common Stocks
(Cost $82,562,272) 94,290,125
Shares Fair Value
MONEY MARKET FUNDS — 1.26%
1,206,258 Federated Hermes Treasury Obligations Fund,
Institutional Shares, 4.18%
(b)
1,206,258
Total Money Market Funds
(Cost $1,206,258) 1,206,258
Total Investments— 99.90%
(Cost $83,768,530) 95,496,383
Other Assets in Excess of Liabilities — 0.10% 93,891
NET ASSETS — 100.00% $ 95,590,274
(a) Non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Special Opportunities Fund
Schedule of Investments
June 30, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — 99.20%
Asset Management — 3.37%
91,751 Apollo Global Management, Inc. $ 13,016,714
Capital Markets — 5.35%
137,658 Charles Schwab Corp. (The) 12,559,917
15,474 S&P Global, Inc. 8,159,285
20,719,202
Commercial Services & Supplies — 3.03%
238,913 Copart, Inc.
(a)
11,723,461
Communications Equipment — 2.22%
29,125 F5, Inc.
(a)
8,572,070
Construction Materials — 3.77%
158,776 CRH PLC 14,575,637
Entertainment — 1.91%
30,420 Take-Two Interactive Software, Inc.
(a)
7,387,497
Health Care Equipment & Supplies — 6.49%
54,826 Danaher Corp. 10,830,328
163,078 DexCom, Inc.
(a)
14,235,079
25,065,407
Health Care Facilities & Services — 3.39%
42,062 UnitedHealth Group, Inc. 13,122,082
Health Care Providers & Services — 2.46%
24,863 HCA Healthcare, Inc. 9,525,015
Household Durables — 1.49%
52,152 Lennar Corporation, Class A 5,768,533
Insurance — 2.03%
70,670 Brown & Brown, Inc. 7,835,183
Interactive Media & Services — 3.85%
84,018 Alphabet, Inc., Class C 14,903,953
Internet & Direct Marketing Retail — 4.70%
82,811 Amazon.com, Inc.
(a)
18,167,905
IT Services — 5.49%
109,906 Akamai Technologies, Inc.
(a)
8,766,103
26,138 CACI International, Inc., Class A
(a)
12,459,985
21,226,088
Machinery — 4.24%
17,782 Deere & Co. 9,041,969
92,181 Mueller Industries, Inc. 7,325,624
16,367,593
Oil & Gas Producers — 1.82%
85,970 ONEOK, Inc. 7,017,731

Sterling Capital Special Opportunities Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Pharmaceuticals — 3.86%
888,652 Teva Pharmaceutical Industries Ltd. - ADR
(a)
$ 14,893,808
Real Estate Management & Development — 2.03%
55,974 CBRE Group, Inc., Class A
(a)
7,843,077
Semiconductors — 8.25%
172,011 Coherent Corp.
(a)
15,345,101
213,780 Marvell Technology, Inc. 16,546,571
31,891,672
Semiconductors & Semiconductor Equipment — 8.00%
145,953 NVIDIA Corp. 23,059,115
36,066 NXP Semiconductors N.V. 7,880,060
30,939,175
Software — 15.16%
22,223 Intuit, Inc. 17,503,501
44,090 Microsoft Corp. 21,930,807
87,497 Oracle Corp. 19,129,469
58,563,777
Technology Services — 3.90%
42,500 Visa, Inc., Class A 15,089,625
Wireless Telecommunication Services — 2.39%
38,758 T-Mobile US, Inc. 9,234,481
Total Common Stocks
(Cost $218,717,797) 383,449,686
Shares Fair Value
MONEY MARKET FUNDS — 0.68%
2,646,875 Federated Hermes Treasury Obligations Fund,
Institutional Shares, 4.18%
(b)
2,646,875
Total Money Market Funds
(Cost $2,646,875) 2,646,875
Total Investments— 99.88%
(Cost $221,364,672) 386,096,561
Other Assets in Excess of Liabilities — 0.12% 471,029
NET ASSETS — 100.00% $ 386,567,590
(a) Non-income producing security.
(b) Represents the current yield as of report date.
ADR - American Depositary Receipt.

Sterling Capital Equity Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.63%
Beverages — 3.08%
289,875 PepsiCo, Inc. $ 38,275,095
Biotechnology — 2.82%
188,918 AbbVie, Inc. 35,066,959
Capital Markets — 17.14%
105,403 Ameriprise Financial, Inc. 56,256,743
890,420 Charles Schwab Corp. (The) 81,241,922
38,176 Goldman Sachs Group, Inc. (The) 27,019,064
224,113 Nasdaq, Inc. 20,040,184
187,433 Raymond James Financial, Inc. 28,746,599
213,304,512
Chemicals — 4.49%
118,916 New Linde PLC 55,793,009
Commercial Support Services — 1.91%
104,061 Waste Management, Inc. 23,811,238
Containers & Packaging — 0.99%
70,475 Avery Dennison Corp. 12,366,248
Electrical Equipment — 3.49%
130,607 Rockwell Automation, Inc. 43,383,727
Health Care Equipment & Supplies — 3.48%
196,128 Abbott Laboratories 26,675,369
96,243 Becton Dickinson and Co. 16,577,857
43,253,226
Health Care Providers & Services — 4.50%
100,578 Elevance Health, Inc. 39,120,819
54,476 UnitedHealth Group, Inc. 16,994,878
56,115,697
Hotels, Restaurants & Leisure — 3.22%
88,948 Domino's Pizza, Inc. 40,079,969
Household Durables — 1.52%
146,575 DR Horton, Inc. 18,896,449
Insurance — 12.11%
365,097 Aflac, Inc. 38,503,130
129,694 Everest Group, Ltd. 44,076,506
193,849 Marsh & McLennan Cos., Inc. 42,383,145
319,778 MetLife, Inc. 25,716,547
150,679,328
It Services — 3.40%
141,693 Accenture PLC, Class A 42,350,621
Machinery — 2.87%
70,268 Deere & Co. 35,730,575

Sterling Capital Equity Income Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Oil, Gas & Consumable Fuels — 3.84%
1,600,081 Coterra Energy, Inc. $ 40,610,055
53,425 Valero Energy Corp. 7,181,389
47,791,444
Pharmaceuticals — 0.26%
20,896 Johnson & Johnson 3,191,864
Professional Services — 7.76%
181,758 Automatic Data Processing, Inc. 56,054,167
389,589 Booz Allen Hamilton Corp. 40,567,903
96,622,070
Semiconductors & Semiconductor Equipment — 4.93%
257,522 Analog Devices, Inc. 61,295,386
Software — 5.51%
137,825 Microsoft Corp. 68,555,533
Specialized REITs — 1.43%
419,511 CubeSmart 17,829,218
Specialty Retail — 3.24%
110,026 Home Depot, Inc. (The) 40,339,932
Tobacco — 0.99%
211,036 Altria Group, Inc. 12,373,041
Trading Companies & Distributors — 5.65%
322,756 Exagen, Inc. 70,280,119
Total Common Stocks
(Cost $848,760,334) 1,227,385,260
Shares Fair Value
MONEY MARKET FUNDS — 1.62%
20,101,608 Federated Hermes Treasury Obligations Fund,
Institutional Shares, 4.18%
(a)
20,101,608
Total Money Market Funds
(Cost $20,101,608) 20,101,608
Total Investments— 100.25%
(Cost $868,861,942) 1,247,486,868
Liabilities in Excess of Other Assets  — (0.25)% (3,162,634)
NET ASSETS — 100.00% $ 1,244,324,234
(a) Represents the current yield as of report date.

Sterling Capital Mid Cap Relative Value Fund
Schedule of Investments
June 30, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — 97.53%
Aerospace & Defense — 2.81%
3,360
Curtiss-Wright Corp. $ 1,641,528
Automobile Components — 1.46%
6,946
Dorman Products, Inc.
(a)
852,066
Banks — 6.87%
10,480
East West Bancorp, Inc. 1,058,270
51,276
Huntington Bancshares, Inc. 859,386
7,980
UMB Financial Corp. 839,177
10,181
Wintrust Financial Corp. 1,262,240
4,019,073
Building Products — 2.58%
4,041
Carlisle Cos., Inc. 1,508,909
Capital Markets — 2.53%
2,766
Ameriprise Financial, Inc. 1,476,297
Chemicals — 1.00%
18,087
Avient Corp. 584,391
Construction & Engineering — 5.34%
18,345
MasTec, Inc.
(a)
3,126,538
Consumer Staples Distribution & Retail — 10.89%
15,645
BJ's Wholesale Club Holdings, Inc.
(a)
1,687,000
5,911
Casey's General Stores, Inc. 3,016,207
19,007
Performance Food Group Co.
(a)
1,662,542
6,365,749
Containers & Packaging — 3.75%
83,699
Amcor PLC 769,194
8,091
Avery Dennison Corp. 1,419,728
2,188,922
Electrical Equipment — 1.40%
3,885
Powell Industries, Inc. 817,598
Electronic Equipment, Instruments & Components — 3.45%
8,754
Arrow Electronics, Inc.
(a)
1,115,523
5,055
CDW Corp. 902,772
2,018,295
Entertainment — 2.99%
7,183
Take-Two Interactive Software, Inc.
(a)
1,744,392

Sterling Capital Mid Cap Relative Value Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Financial Services — 2.99%
10,143
Fiserv, Inc.
(a)
$ 1,748,755
Gas Utilities — 2.73%
21,415
Southwest Gas Corp. 1,593,062
Health Care Equipment & Supplies — 0.98%
3,335
Becton Dickinson and Co. 574,454
Health Care REITs — 1.90%
60,223
Sabra Health Care REIT, Inc. 1,110,512
Household Durables — 1.53%
8,462
PulteGroup, Inc. 892,402
Industrial REITs — 2.25%
7,824
EastGroup Properties, Inc. 1,307,548
Insurance — 5.94%
8,172
American Financial Group, Inc. 1,031,388
17,130
First American Financial Corp. 1,051,611
8,153
Hanover Insurance Group, Inc. (The)
(a)
1,384,950
3,467,949
Life Sciences Tools & Services — 4.74%
6,145
ICON PLC
(a)
893,790
9,917
Revvity, Inc. 959,172
2,252
Thermo Fisher Scientific, Inc. 913,096
2,766,058
Machinery — 2.46%
12,657
Oshkosh Corp. 1,437,076
Multi-Utilities — 3.32%
48,113
Nisource, Inc. 1,940,878
Oil, Gas & Consumable Fuels — 5.58%
42,608
Coterra Energy, Inc. 1,081,391
4,283
Gulport Energy Corp.
(a)
861,611
11,060
Phillips 66 1,319,458
3,262,460
Professional Services — 4.31%
5,276
CACI International, Inc., Class A
(a)
2,515,069
Residential REITs — 1.95%
7,709
Mid-America Apartment Communities, Inc. 1,141,009

Sterling Capital Mid Cap Relative Value Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Retail REITs — 1.52%
34,134
Brixmor Property Group, Inc. $ 888,849
Semiconductors & Semiconductor Equipment — 0.73%
5,735
Skyworks Solutions, Inc. 427,372
Software — 3.81%
5,152
Commvault Systems, Inc.
(a)
898,148
7,670
PTC, Inc.
(a)
1,321,848
2,219,996
Specialized REITs — 2.02%
6,782
Digital Realty Trust, Inc. 1,182,306
Trading Companies & Distributors — 3.70%
2,867
United Rentals, Inc. 2,159,998
Total Common Stocks
(Cost $36,838,772) 56,979,511
Shares Fair Value
MONEY MARKET FUNDS — 2.59%
1,510,175
Federated Hermes Treasury Obligations Fund,
Institutional Shares, 4.18%
(b)
1,510,175
Total Money Market Funds
(Cost $1,510,175) 1,510,175
Total Investments— 100.12%
(Cost $38,348,947) 58,489,686
Liabilities in Excess of Other Assets  — (0.12)% (72,915)
NET ASSETS — 100.00% $ 58,416,771
(a) Non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Real Estate Fund
Schedule of Investments
June 30, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — 98.41%
Equity Real Estate Investment Trusts (REITs) — 2.27%
48,337
Essential Properties Realty Trust, Inc. $ 1,542,434
Health Care REITs — 14.65%
95,029
Sabra Health Care REIT, Inc. 1,752,335
46,574
Ventas, Inc. 2,941,148
34,315
Welltower, Inc. 5,275,245
9,968,728
Hotel & Resort REITs — 3.24%
53,095
Apple Hospitality REIT, Inc. 619,619
16,078
Ryman Hospitality Properties, Inc. 1,586,416
2,206,035
Industrial REITs — 12.39%
11,648
EastGroup Properties, Inc. 1,946,614
31,578
First Industrial Realty Trust, Inc. 1,519,849
31,486
Prologis, Inc. 3,309,808
46,521
Rexford Industrial Realty, Inc. 1,654,752
8,431,023
Office REITs — 4.34%
18,113
Boston Properties, Inc. 1,222,084
165,729
Brandywine Realty Trust 710,977
32,904
Highwoods Properties, Inc. 1,022,985
2,956,046
Residential REITs — 16.39%
12,741
Camden Property Trust 1,435,783
8,418
Essex Property Trust, Inc. 2,385,661
65,865
Invitation Homes, Inc. 2,160,372
14,862
Mid-America Apartment Communities, Inc. 2,199,725
21,921
NexPoint Residential Trust, Inc. 730,408
54,874
UDR, Inc. 2,240,505
11,152,454
Retail REITs — 11.40%
73,624
Brixmor Property Group, Inc. 1,917,169
36,769
InvenTrust Properties Corp.
(a)
1,007,471
89,482
Kite Realty Group Trust 2,026,767
49,082
NETSTREIT Corp.
(a)
830,958
64,592
Tanger Factory Outlet Centers, Inc. 1,975,223
7,757,588

Sterling Capital Real Estate Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Specialized REITs — 33.73%
28,949
American Tower Corp., Class A $ 6,398,309
34,655
CubeSmart 1,472,838
30,019
Digital Realty Trust, Inc. 5,233,212
3,856
Equinix, Inc. 3,067,332
17,103
Extra Space Storage, Inc. 2,521,666
6,971
SBA Communications Corp., Class A 1,637,070
80,294
VICI Properties, Inc. 2,617,584
22,948,011
Total Common Stocks
(Cost $39,544,571) 66,962,319
Shares Fair Value
MONEY MARKET FUNDS — 1.26%
858,573
Federated Hermes Treasury Obligations Fund,
Institutional Shares, 4.18%
(b)
858,573
Total Money Market Funds
(Cost $858,573) 858,573
Total Investments— 99.67%
(Cost $40,403,144) 67,820,892
Other Assets in Excess of Liabilities — 0.33% 227,373
NET ASSETS — 100.00% $ 68,048,265
(a) Non-income producing security.
(b) Represents the current yield as of report date.

Sterling Capital Small Cap Value Fund
Schedule of Investments
June 30, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — 98 .91%
Aerospace & Defense — 3 .78%
34,546 Moog, Inc., Class A $ 6,251,790
Automobile Components — 3 .21%
24,755 Dorman Products, Inc.
(a)
3,036,696
215,732 Garret Motion, Inc.
(a)
2,267,343
5,304,039
Banks — 13 .93%
70,299 Columbia Banking System, Inc. 1,643,591
67,224 Community Bank System, Inc. 3,823,029
83,104 Glacier Bancorp, Inc. 3,580,120
112,542 Old National Bancorp
(a)
2,401,646
49,750 United Bankshares, Inc. 1,812,393
71,398 Webster Financial Corp. 3,898,331
47,360 Wintrust Financial Corp. 5,871,692
23,030,802
Capital Markets — 2 .62%
21,984 Affiliated Managers Group, Inc. 4,325,792
Chemicals — 2 .15%
109,866 Avient Corp. 3,549,770
Construction & Engineering — 4 .61%
44,688 MasTec, Inc.
(a)
7,616,176
Consumer Staples Distribution & Retail — 10 .25%
48,243 BJ's Wholesale Club Holdings, Inc.
(a)
5,202,043
13,276 Casey's General Stores, Inc. 6,774,345
56,735 Performance Food Group Co.
(a)
4,962,610
16,938,998
Electric Utilities — 2 .02%
82,140 Portland General Electric Co. 3,337,348
Electrical Equipment — 2 .39%
46,120 EnerSys 3,955,712
Electronic Equipment, Instruments & Components — 7 .01%
51,692 Belden, Inc. 5,985,933
44,566 Crane NXT Co. 2,402,107
44,300 Eplus, Inc.
(a)
3,194,030
11,582,070
Energy Equipment & Services — 0 .97%
185,280 Select Energy Services, Inc., Class A 1,600,819
Entertainment — 2 .84%
19,362 Take-Two Interactive Software, Inc.
(a)
4,702,062
Gas Utilities — 2 .44%
54,250 Southwest Gas Corp. 4,035,658

Sterling Capital Small Cap Value Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Shares Fair Value
COMMON STOCKS — (continued)
Household Durables — 2 .33%
57,544 Meritage Homes Corp. $ 3,853,722
Industrial REITs — 2 .78%
95,638 First Industrial Realty Trust, Inc. 4,603,057
Insurance — 6 .38%
35,871 Hanover Insurance Group, Inc. (The)
(a)
6,093,407
51,339 Selective Insurance Group, Inc. 4,448,524
10,541,931
Life Sciences Tools & Services — 1 .82%
13,772 West Pharmaceutical Services, Inc. 3,013,314
Machinery — 7 .31%
36,956 Crane Co. 7,017,575
44,441 Oshkosh Corp. 5,045,831
12,063,406
Office REITs — 1 .52%
80,892 Highwoods Properties, Inc. 2,514,932
Oil, Gas & Consumable Fuels — 3 .43%
16,549 Chord Energy Corp. 1,602,771
40,311 Matador Resources Co. 1,923,641
75,552 Northern Oil and Gas, Inc. 2,141,899
5,668,311
Professional Services — 3 .56%
12,356 CACI International, Inc., Class A
(a)
5,890,105
Retail REITs — 1 .55%
83,581 Tanger Factory Outlet Centers, Inc. 2,555,907
Semiconductors & Semiconductor Equipment — 2 .84%
55,743 ON Semiconductor Corp.
(a)
2,921,491
20,856 Qorvo, Inc.
(a)
1,770,883
4,692,374
Software — 2 .84%
27,234 PTC, Inc.
(a)
4,693,508
Trading Companies & Distributors — 4 .33%
10,381 Herc Holdings, Inc. 1,367,074
7,685 United Rentals, Inc. 5,789,879
7,156,953
Total Common Stocks
(Cost $48,947,774) 163,478,556

Sterling Capital Small Cap Value Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Shares Fair Value
MONEY MARKET FUNDS — 1 .07%
1,776,309 Federated Hermes Treasury Obligations Fund,
Institutional Shares, 4.18%
(b)
$ 1,776,309
Total Money Market Funds
(Cost $1,776,309) 1,776,309
Total Investments— 99 .98%
(Cost $50,724,083) 165,254,865
Other Assets in Excess of Liabilities — 0 .02% 31,975
NET ASSETS — 100.00% $ 165,286,840
(a) Non-income producing security.
(b) Represents the current yield as of report date.
G.O. - General Obligation

Sterling Capital Ultra Short Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited)
+
Principal Amount Fair Value
CORPORATE BONDS — 37.65%
AEROSPACE & DEFENSE — 0.94%
$ 250,000
Boeing Co. (The), 2.60%, 10/30/25 $ 247,849
ASSET MANAGEMENT — 1.74%
250,000
Blackstone Secured Lending Fund, 3.63%, 1/15/26 248,430
215,000
Blackstone Private Credit Fund, 2.63%, 12/15/26 207,729
300,000
UBS Group AG, –%, 2/02/27
(a)
—
456,159
AUTOMOTIVE — 2.12%
250,000
Ford Motor Credit Co LLC, 6.95%, 3/06/26 252,411
300,000
Hyundai Capital America, 5.50%, 3/30/26
(a)
301,855
554,266
BANKING — 3.08%
300,000
Barclays PLC, 6.97%, 11/02/26 (H15T1Y + 305 bps)
(b)
302,490
300,000
Societe Generale SA, –%, 12/14/26
(a)
—
250,000
Credit Agricole SA, 1.25%, 1/26/27
(a)
245,232
260,000 JPMorgan Chase & Co., 5.25%, 10/22/28 (O/N SOFR
+86 bps) 260,783
808,505
BANKS — 3.29%
250,000
ABN AMRO Bank N.V., 4.75%, 7/28/25
(a)
249,991
364,000
Lloyds Banking Group PLC, 4.58%, 12/10/25 363,641
250,000 Australia & New Zealand Banking Group Ltd., 4.40%,
5/19/26
(a)
249,635
863,267
BEVERAGES — 0.93%
250,000
Bacardi Ltd., 2.75%, 7/15/26
(a)
244,817
CAPITAL MARKETS — 1.67%
300,000
Blue Owl Capital Corp., 3.75%, 7/22/25 299,765
140,000
Brightsphere Investment Group, Inc., 4.80%, 7/27/26 139,791
439,556
ELECTRIC UTILITIES — 0.30%
78,000
Vistra Operations Co. LLC, 5.05%, 12/30/26
(a)
78,381
ENTERTAINMENT CONTENT — 0.95%
250,000
Discovery Communications LLC, 4.90%, 3/11/26 249,595
HEALTH CARE FACILITIES & SERVICES — 1.96%
300,000
HCA Inc., 5.25%, 6/15/26 300,416
215,000
IQVIA, Inc., 5.00%, 10/15/26
(a)
214,780

Sterling Capital Ultra Short Bond Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
HEALTH CARE FACILITIES & SERVICES — (continued)
$ 515,196
INSURANCE — 5.85%
$ 300,000
F&G Global Funding, 5.15%, 7/07/25
(a)(c)
300,007
250,000 Reliance Standard Life Global Funding II, 5.24%,
2/02/26
(a)
250,643
190,000 Brighthouse Financial Global Funding, 1.55%,
5/24/26
(a)
184,805
300,000 Athene Global Funding, 5.29%, 8/27/26 (SOFRIX +
103 bps)
(a)
301,192
250,000
SBL Holdings, Inc., 5.13%, 11/13/26
(a)
247,851
250,000 Marsh & McLennan Cos, Inc., 5.09%, 11/08/27 (O/N
SOFR + 70 bps) 250,578
1,535,076
LEISURE FACILITIES & SERVICES — 0.92%
230,000
NCL Corp. Ltd., 8.13%, 1/15/29
(a)
242,462
MACHINERY — 0.96%
250,000
Regal Rexnord Corp., 6.05%, 2/15/26 251,445
MORTGAGE REAL ESTATE INVESTMENT -TRUSTS (REITS) — 0.84%
225,000
Starwood Property Trust, Inc., 3.63%, 7/15/26
(a)
221,176
OIL & GAS PRODUCERS — 1.12%
300,000
MPLX LP, Class B, 1.75%, 3/01/26 294,205
200,000
Sabine Pass Liquefaction LLC, 5.88%, 6/30/26 —
294,205
REIT — 1.70%
250,000 VICI Properties LP / VICI Note Co., Inc., 4.25%,
12/01/26
(a)
248,476
207,000 Global Net Lease Operating Partnership LP, 3.75%,
12/15/27
(a)
197,690
446,166
SOFTWARE — 0.97%
250,000
Concentrix Corp., 6.65%, 8/02/26 254,512
SPECIALTY FINANCE — 4.52%
108,000 Ladder Capital Finance Holdings LLLP, Class B,
5.25%, 10/01/25
(a)
107,956
250,000
Capital One Financial Corp., 4.20%, 10/29/25 249,644
250,000
Air Lease Corp., 2.88%, 1/15/26 247,452
300,000
Avolon Holdings Funding Ltd., 5.50%, 1/15/26
(a)
300,462
285,000
AerCap Ireland Capial DAC, 1.75%, 1/30/26 280,017

Sterling Capital Ultra Short Bond Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
SPECIALTY FINANCE — (continued)
$ 1,185,531
TELECOMMUNICATIONS — 0.94%
$ 250,000
T-Mobile USA Inc., 2.25%, 2/15/26 246,125
TRANSPORTATION & LOGISTICS — 1.82%
75,000 Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%,
10/20/25
(a)
74,819
250,000
Delta Air Lines, Inc., 7.38%, 1/15/26 253,480
148,000
United Airlines, Inc., 4.38%, 4/15/26
(a)(c)
147,022
475,321
TRANSPORTATION EQUIPMENT — 1.03%
271,000 Daimler Truck Finance North America LLC, 5.26%,
9/25/27 (O/N SOFR + 96 bps)
(a)
271,290
Total (Cost $10,653,410) 9,880,900
Principal Amount Fair Value
ASSET BACKED SECURITIES — 39.04%
31,421 GreatAmerica Leasing Receivables Funding LLC,
Series 1 , Class A2, 5.35%, 2/16/26
(a)
31,438
112,500 Hertz Vehicle Financing LLC , Class A, 3.73%,
9/25/26
(a)
112,332
31,403
Fannie Mae, Series 140 , Class BH, 2.50%, 1/25/27 31,130
152,770 Mercedes-Benz Auto Lease Trust, Series 2024-A , Class
A2B, 4.72%, 2/16/27 (SOFR30A + 42 bps) 152,801
375,000 Avis Budget Rental Car Funding AESOP LLC, Series
2A , Class A, 2.02%, 2/20/27
(a)
370,682
200,000 Ford Credit Floorplan Master Owner Trust, Series 1 ,
Class A2, 5.05%, 4/15/27 (SOFR30A + 75 bps)
(a)
200,515
27,613 GM Financial Consumer Automobile Receivables,
Series 3 , Class A3, 3.64%, 4/16/27 27,560
150,000 Hertz Vehicle Financing LLC, Series 1A , Class A,
5.49%, 6/25/27
(a)
150,765
350,000 Ford Credit Auto Owner Trust, Series 2022-A , Class B,
1.91%, 7/15/27 345,639
44,259 OneMain Direct Auto Receivables Trust, Series 1A ,
Class A, 3.63%, 9/14/27
(a)
44,111
452,000 GreatAmerica Leasing Receivables Funding LLC,
Series 2 , Class B, 1.31%, 9/15/27
(a)
447,218
168,205 Carmax Select Receivables Trust, Series 2024-A , Class
A2A, 5.78%, 9/15/27 168,792
144,000 GM Financial Consumer Automobile Receivables,
Series 4 , Class A4, 0.99%, 10/18/27 142,334

Sterling Capital Ultra Short Bond Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 25,131 Santander Drive Auto Receivables Trust, Series 2022-4
, 4.42%, 11/15/27 $ 25,110
250,000 Bridgecrest Lending Auto Sec. Trust, Series 2025-2 ,
Class A2, 4.84%, 1/18/28 249,982
148,590 World Omni Select Auto Trust, Series 2024-A , Class
A2A, 5.37%, 2/15/28 148,926
205,549 World Omni Auto Receivables Trust, Series 2022-D ,
Class A3, 5.61%, 2/15/28 206,318
143,651 AmeriCredit Automobile Receivables Trust, Series
2024-1 , Class A2A, 5.75%, 2/18/28 143,973
230,000 Ally Auto Receivables Trust, Series 2022-2 , Class A4,
4.87%, 4/17/28 230,867
300,000 PFS Financing Corp., Series C , Class A, 5.10%,
4/17/28
(a)(d)
300,586
277,329 MMAF Equipment Finance LLC, Series 2022-B , Class
A3, 5.61%, 7/10/28
(a)
277,563
33,953 OneMain Direct Auto Receivables Trust, Series 1A ,
Class A, 0.87%, 7/14/28
(a)
33,727
115,000 Santander Drive Auto Receivables Trust, Series 2023-4
, Class B, 5.77%, 12/15/28 116,500
2,358 Enterprise Fleet Financing, Series 2 , Class A2, 4.65%,
5/20/29
(a)
2,356
277,009 Affirm Asset Securitization Trust, Series 2025-X1 ,
Class A, 5.08%, 4/15/30
(a)
277,268
205,227 Chenango Park CLO Ltd., Series 1A , Class A1AR,
5.31%, 4/15/30 (TSFR3M + 105 bps)
(a)
205,221
418,199 VOYA CLO, Series 2017-2A , Class A1R, 5.50%,
6/07/30
(a)
418,242
232,714 Dryden Senior Loan Fund, Series 50A , Class A1R,
5.52%, 7/15/30 ((TSFR3M + 26.20 bps) + 100 bps)
(a)(b)
232,732
250,000 Dryden CLO Ltd., Series 53A , Class BR, –%,
1/15/31
(a)(d)
250,000
107,735 ARI Fleet Lease Trust, Series A , Class A3, 3.43%,
1/15/31
(a)
107,519
170,760 KKR CLO Ltd., Series 21 , Class A, 5.52%, 4/15/31
((TSFR3M + 26.20 bps) + 100 bps)
(a)(b)
170,758
143,643 OCP CLO Ltd., Series 2014-5A , Class A1R, 5.62%,
4/26/31 (TSFR3M + 108 bps)
(a)
143,672
250,049 Madison Park Funding XXIII Ltd., Series 23A , Class
AR, 5.51%, 7/27/31
(a)
250,334
256,405 Dryden Senior Loan Fund, Series 40A , Class AR2,
5.48%, 8/15/31
(a)
256,725
300,000 Affirm Master Trust, Series 1A , Class A, 4.99%,
2/15/33
(a)
302,304

Sterling Capital Ultra Short Bond Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 275,000 Ford Credit Auto Owner Trust, Series 2 , Class A,
1.06%, 4/15/33
(a)
$ 272,224
179,000 Goldentree Loan Management US Clo Ltd., Series 7A ,
Class ARR, 5.37%, 4/20/34
(a)
179,055
270,866 OneMain Financial Issuance Trust, Series 3A , Class A,
5.94%, 5/15/34
(a)
272,326
250,000 SoFi Consumer Loan Program Trust, Series 2025-2 ,
Class A, 4.82%, 6/25/34
(a)
250,392
250,000
Magnetite XXXI Ltd. , Class A1, 5.62%, 7/15/34
(a)
250,040
55,926 SMB Private Education Loan Trust, Series 2017-A ,
Class A2A, 2.88%, 9/15/34
(a)
55,785
300,000 Peace Park CLO Ltd., Series 1A , Class A, 5.66%,
10/20/34
(a)
300,051
297,215 Chesapeake Funding II LLC, Series 1A , Class A1,
5.52%, 5/15/36
(a)
300,194
100,000 OneMain Financial Issuance Trust, Series 2021-1 ,
Class A2, 5.06%, 6/16/36 (SOFR30A + 76 bps)
(a)
99,941
179,984
Fannie Mae , 6.75%, 7/01/36 (H15T1Y + 219.40 bps) 185,132
252,184 SMB Private Education Loan Trust, Series B , Class
A2B, 5.43%, 6/15/37
(a)
252,303
172,803 Sierra Timeshare Rec Funding LLC, Series 2021-1 ,
Class A, 0.99%, 11/20/37
(a)
169,729
285,665 Wheels Fleet Lease Funding 1 LLC, Series 1A , Class
A2, 5.15%, 2/18/39 (TSFR1M + 83 bps)
(a)
286,097
45,607 Government National Mortgage Association, Series 144
, Class GA, 2.50%, 12/20/40 45,257
368,367 Tricon Residential Trust, Series 2025-SFR , Class A,
5.43%, 3/17/42 (TSFR1M + 110 bps)
(a)
368,424
121,472 SMB Private Education Loan Trust, Series 2024-C ,
Class A1B, 5.40%, 6/17/52 (SOFR30A + 110 bps)
(a)
120,602
265,487 Nelnet Student Loan Trust, Series 2025-A , Class A1B,
5.40%, 3/15/57
(a)
263,577
Total (Cost $10,195,236) 10,247,129
Principal Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.88%
30,290
AmeriCredit Automobile Receivables Trust, Series
2021-3, Class B, 1.17%, 8/18/27 30,232
240,296
World Omni Auto Receivables Trust, Series 2021-C,
Class A4, 0.64%, 9/15/27 239,234
306,816
Bridgecrest Lending Auto Sec. Trust, Series 2025-1,
Class A2, 5.01%, 9/15/27 306,767
207,872
MMAF Equipment Finance LLC, Series 2022-A, Class
A3, 3.20%, 1/13/28
(a)
206,390

Sterling Capital Ultra Short Bond Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
235,119
SoFi Consumer Loan Program Trust, Series 2025-1,
Class A, 4.80%, 2/27/34
(a)
235,557
Total (Cost $1,014,206) $ 1,018,180
Principal Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 14.10%
154,319
Freddie Mac Multifamily Structured Pass Through,
Series K052, Class A2, 3.15%, 11/25/25 153,424
323,210
BX Trust, Series 2021-BXMF, Class A, 5.06%,
10/15/26 (TSFR1M + 75.00 bps)
(a)
322,806
280,000
PFS Financing Corp., Series A, Class A, 5.15%,
1/15/28
(a)
280,439
338,132
BX Trust, Series 2021-RISE, Class A, 5.17%, 11/15/36
(TSFR1M + 86.20 bps)
(a)
337,920
—
Citicorp Residential Mortgage Trust, Series 2007-2,
Class A6, 6.77%, 6/25/37 —
148,042
Hilton Grand Vacations Trust, Series 2023-1, Class A,
5.72%, 1/25/38
(a)
151,088
154,820
ELP Commercial Mortgage Trust, Series 2021-ELP,
Class C, 5.75%, 11/15/38
(a)
154,626
88,844
BX Commercial Mortgage Trust, Series 2021-CIP,
Class B, 5.70%, 12/15/38
(a)
88,789
1,541
JPMBB Commercial Mortgage Securities Trust, Series
2014-C23, Class A5, 3.93%, 9/15/47 1,531
125,332
CSAIL Commercial Mortgage Trust, Series 2015-C3,
Class A4, 3.72%, 8/15/48 124,838
287,228
CSAIL Commercial Mortgage Trust, Series 2015-C4,
Class A4, 3.81%, 11/15/48 286,104
350,000
Wells Fargo Commercial Mortgage Trust, Series P2,
Class A4, 3.81%, 12/15/48 347,899
321,696
Citigroup Commercial Mortgage Trust, Series P3, Class
A3, 3.06%, 4/15/49 318,316
170,000
Citigroup Commercial Mortgage Trust, Series 2016-C1,
3.21%, 5/10/49 167,792
350,000
Morgan Stanley Bank of America Merrill Lynch Trust,
Series C29, Class A4, 3.33%, 5/15/49 345,197
340,000
CSAIL Commercial Mortgage Trust, Series 2015-C7,
Class A5, 3.50%, 11/15/49 334,753
200,000
JPMCC Commercial Mortgage Securities Trust, Series
JP5, Class A5, 3.72%, 3/15/50 196,853
87,228
Citigroup Commercial Mortgage Trust, Series GC33,
Class A4, 3.78%, 9/10/58 86,929
Total (Cost $3,647,576) 3,699,304

Sterling Capital Ultra Short Bond Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
U.S. GOVERNMENT & AGENCIES — 0.00%
400,000 United States Treasury Bill, 0.00% , 10/21/25 —
Total (Cost $394,777) $ —
Shares Fair Value
MONEY MARKET FUNDS — 5.58%
1,463,705
Federated Hermes Treasury Obligations Fund,
Institutional Shares, 4.18%
(e)
1,463,705
Total Money Market Funds
(Cost $1,463,705) 1,463,705
Total Investments— 100.31%
(Cost $27,383,910) 26,324,218
Liabilities in Excess of Other Assets  — (0.31)% (81,301)
NET ASSETS — 100.00% $ 26,242,917
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2025. The maturity date reflected is the final maturity date.
(c) All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended June 30, 2025 is $447,031 , which represents 1.7% of net assets.
(d) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(e) Represents the current yield as of report date.

Sterling Capital Short Duration Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — 56.17%
AEROSPACE & DEFENSE — 3.19%
$ 283,000
RTX Corp., 5.75%, 11/08/26 $ 288,225
400,000
BAE Systems PLC, 5.00%, 3/26/27
(a)
404,600
365,000
Boeing Co. (The), 6.26%, 5/01/27 375,518
250,000
Howmet Aerospace, Inc., 6.75%, 1/15/28 263,330
1,331,673
ASSET MANAGEMENT — 1.85%
371,000
Blackstone Private Credit Fund, 3.25%, 3/15/27 360,730
268,000
Blue Owl Technology Finance Corp., 6.10%, 3/15/28
(a)
269,452
139,000
Ares Strategic Income Fund, 5.45%, 9/09/28
(a)
139,068
769,250
AUTOMOTIVE — 1.56%
419,000
Hyundai Capital America, 5.25%, 1/08/27
(a)
422,897
225,000
Ford Motor Credit Co. LLC, 5.80%, 3/05/27 226,775
649,672
BANKING — 3.77%
325,000
Nordea Bank Abp, 4.38%, 3/17/28
(a)
327,766
325,000 Citigroup Inc., 4.64%, 5/07/28 (SOFRRATE + 114.30
bps) 325,861
250,000
Manufacturers & Traders Trust Co, 4.76%, 7/06/28 251,735
200,000 Standard Chartered PLC, 5.55%, 1/21/29 (H15T1Y +
105 bps)
(a)
204,288
450,000 Bank of America Corp., 4.98%, 1/24/29 (SOFRRATE
+ 83 bps) 456,418
1,566,068
BANKS — 9.34%
414,000
Macquarie Bank Ltd., 5.39%, 12/07/26
(a)
421,064
342,000
Bank of Montreal, 5.37%, 6/04/27 349,271
400,000
National Australia Bank Ltd/New York, 5.09%, 6/11/27 407,501
345,000
Lloyds Banking Group PLC, 5.99%, 8/07/27 350,230
310,000
ING Groep N.V., 6.08%, 9/11/27 315,694
300,000
Danske Bank A/S, 5.43%, 3/01/28
(a)
305,179
528,000
Morgan Stanley, 5.56%, 4/13/28 539,722
497,000
JPMorgan Chase & Co., 5.57%, 4/22/28 507,197
350,000 Bank of Nova Scotia (The), 4.40%, 9/08/28 (SOFR +
100 bps) 350,594
339,000
Barclays PLC, 4.84%, 9/10/28 (SOFR + 134 bps) 341,617
3,888,069

Sterling Capital Short Duration Bond Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
BIOTECH & PHARMA — 0.60%
$ 247,000
Eli Lilly & Co., 4.55%, 2/12/28 $ 250,256
CAPITAL MARKETS — 1.55%
237,000
Brightsphere Investment Group, Inc., 4.80%, 7/27/26
(b)
236,647
400,000
Blackstone Secured Lending Fund, 5.88%, 11/15/27 408,289
644,936
CHEMICALS — 0.21%
85,000
Ecolab Inc., 4.30%, 6/15/28 85,592
COMMERCIAL SERVICES & SUPPLIES — 0.83%
339,000
Element Fleet Management Corp., 5.64%, 3/13/27
(a)
344,272
COMMERCIAL SUPPORT SERVICES — 0.52%
216,000 Prime Security Services Borrower LLC, 5.75%,
4/15/26
(a)
217,120
CONSUMER FINANCE — 0.96%
396,000
American Express Co., 5.10%, 2/16/28 400,485
DIVERSIFIED FINANCIAL SERVICES — 0.69%
283,000 National Rural Utilities Cooperative Finance Corp.,
5.60%, 11/13/26 287,758
ELECTRIC UTILITIES — 4.01%
126,000
Vistra Operations Co. LLC, 5.05%, 12/30/26
(a)
126,616
380,000
Duke Energy Corp., 4.85%, 1/05/27
(b)
383,748
133,000
Georgia Power Co., 5.00%, 2/23/27 134,878
400,000
FirstEnergy Corp., 3.90%, 7/15/27 395,516
350,000
Entergy Louisiana LLC, 3.25%, 4/01/28 341,775
281,000
Dominion Energy Inc., 4.60%, 5/15/28 282,851
1,665,384
FOOD — 0.82%
337,000
Mars, Inc., 4.60%, 3/01/28
(a)
339,739
FORESTRY, PAPER & WOOD PRODUCTS — 0.21%
85,000
Georgia-Pacific LLC, 4.40%, 6/30/28
(a)
85,426
HOME CONSTRUCTION — 0.82%
335,000
Meritage Homes Corp., 5.13%, 6/06/27 338,822
HOTELS, RESTAURANTS & LEISURE — 0.76%
315,000
Carnival Corp., 5.75%, 3/01/27
(a)
317,601
INSTITUTIONAL FINANCIAL SERVICES — 1.02%
70,000
LPL Holdings, Inc., 5.70%, 5/20/27 71,311

Sterling Capital Short Duration Bond Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
INSTITUTIONAL FINANCIAL SERVICES — (continued)
$ 350,000
Sumitomo Mitsui Trust Bank Ltd., 4.45%, 9/10/27
(a)
$ 351,372
422,683
INSURANCE — 4.91%
439,000
SBL Holdings, Inc., 5.13%, 11/13/26
(a)
435,227
322,000 Jackson National Life Global Funding, 4.90%,
1/13/27
(a)
324,224
400,000
F&G Global Funding, 5.88%, 6/10/27
(a)
408,828
425,000
Athene Global Funding, 5.35%, 7/09/27
(a)
431,599
345,000
GA Global Funding Trust, 4.40%, 9/23/27
(a)
344,320
96,000 Sammons Financial Group Global Funding, 5.05%,
1/10/28
(a)
97,409
2,041,607
LEISURE FACILITIES & SERVICES — 0.71%
292,000
Starbucks Corp, 4.50%, 5/15/28 293,459
MACHINERY — 0.60%
246,000
John Deere Capital Corp, 4.25%, 6/05/28 247,455
METALS & MINING — 0.35%
146,000
Rio Tinto Finance USA PLC, 4.50%, 3/14/28 147,150
MORTGAGE REAL ESTATE INVESTMENT -TRUSTS (REITS) — 1.16%
489,000
Starwood Property Trust, Inc., 3.63%, 7/15/26
(a)
480,690
MULTI-UTILITIES — 0.90%
390,000
Ameren Corp., 1.95%, 3/15/27 375,893
OIL & GAS PRODUCERS — 3.10%
333,000
Permian Resources Operating LLC, 8.00%, 4/15/27
(a)
340,458
340,000
APA Corp., 4.88%, 11/15/27
(a)
337,895
275,000
ONEOK Inc., 5.63%, 1/15/28
(a)
281,130
327,000
Woodside Finance Ltd., 4.90%, 5/19/28 329,204
1,288,687
OIL, GAS & CONSUMABLE FUELS — 0.27%
109,000
Diamondback Energy, Inc., 5.20%, 4/18/27 110,489
REIT — 2.96%
425,000
Brixmor Operating Partnership LP, 3.90%, 3/15/27 421,322
245,000 Global Net Lease Operating Partnership LP, 3.75%,
12/15/27
(a)
233,981
256,000
LXP Industrial Trust, 6.75%, 11/15/28 270,996
325,000
CubeSmart LP, 2.25%, 12/15/28 302,784

Sterling Capital Short Duration Bond Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
REIT — (continued)
$ 1,229,083
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.54%
$ 220,000
Broadcom, Inc., 5.05%, 7/12/27 223,112
SOFTWARE — 0.76%
312,000
Synopsys, Inc., 4.65%, 4/01/28 315,176
SPECIALTY FINANCE — 2.74%
248,000
OneMain Finance Corp., 3.50%, 1/15/27 242,794
450,000
AerCap Ireland Capital DAC, 6.10%, 1/15/27 459,987
325,000 Ladder Capital Finance Holdings LLLP, 4.25%, 2/01/27
(FIXED)
(a)
320,419
113,000
Avolon Holdings Funding Ltd., 4.95%, 1/15/28
(a)
113,590
1,136,790
TECHNOLOGY HARDWARE — 0.73%
300,000
Motorola Solutions Inc., 4.60%, 2/23/28 302,191
TECHNOLOGY SERVICES — 0.71%
292,000
Fiserv, Inc., 5.15%, 3/15/27 295,813
TELECOMMUNICATIONS — 0.61%
250,250 Sprint Spectrum Co. LLC / Sprint Spectrum Co. II
LLC, 5.15%, 3/20/28
(a)
251,966
TOBACCO & CANNABIS — 0.71%
295,000
Philip Morris International Inc., 4.13%, 4/28/28 294,423
TRANSPORTATION & LOGISTICS — 1.70%
258,000
United Airlines, Inc., 4.38%, 4/15/26
(a)
256,294
150,000
Delta Air Lines Inc., 4.95%, 7/10/28 150,857
300,000 Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%,
10/20/28
(a)
300,696
707,847
Total (Cost $23,054,165) 23,346,637
Principal Amount Fair Value
ASSET BACKED SECURITIES — 27.58%
176,710 OneMain Direct Auto Receivables Trust, Series 1A,
Class A, 3.63%, 9/14/27
(a)
176,116
240,000 Americredit Automobile Receivables Trust, Series 1,
Class C, 2.98%, 9/20/27 237,038
588,000 Hertz Vehicle Financing III LP, Series 2A , Class A,
1.68%, 12/27/27
(a)
565,346

Sterling Capital Short Duration Bond Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 300,000 Avis Budget Rental Car Funding AESOP LLC, Series
3A , Class A, 5.44%, 2/22/28
(a)
$ 303,736
545,000 AmeriCredit Automobile Receivables Trust, Series 2 ,
Class C, 5.32%, 4/18/28 548,832
200,000
BANK5 Trust, Series 2024-5YR5 , 6.27%, 2/15/29 208,407
500,000 PFS Financing Corp., Series D , Class A, 5.34%,
4/16/29
(a)
508,558
220,000 Avis Budget Rental Car Funding AESOP LLC, Series
1A , Class A, 4.80%, 8/20/29
(a)
222,421
683,000 Enterprise Fleet Financing, Series 1 , Class A3, 5.42%,
10/22/29
(a)
691,562
392,000 OneMain Direct Auto Receivables Trust, Series 1A ,
Class A, 5.41%, 11/14/29
(a)
395,624
375,331 Dryden Senior Loan Fund, Series 50A , Class A1R,
5.52%, 7/15/30 ((TSFR3M + 26.20 bps) + 100 bps)
(a)(c)
375,361
270,000 Dryden CLO Ltd., Series 53A , Class BR, –%,
1/15/31
(a)(d)
270,000
450,000 Santander Drive Auto Receivables Trust, Series 2025-2
, 4.87%, 5/15/31 454,830
226,248 ARI Fleet Lease Trust, Series B , Class A2, 6.05%,
7/15/32
(a)
228,057
424,000 Affirm Master Trust, Series 1A , Class A, 4.99%,
2/15/33
(a)
427,256
290,000 Goldentree Loan Management US Clo Ltd., Series 7A ,
Class ARR, 5.37%, 4/20/34
(a)
290,090
275,000
Magnetite XXXI Ltd. , Class A1, 5.62%, 7/15/34
(a)
275,044
500,000 Peace Park CLO Ltd., Series 1A , Class A, 5.66%,
10/20/34
(a)
500,085
296,678
Fannie Mae , 6.75%, 7/01/36 (H15T1Y + 219.40 bps) 305,162
364,337 BX Trust, Series 2021-RISE , Class C, 5.88%,
11/15/36
(a)
363,431
351,224 Hilton Grand Vacations Trust, Series 2024-3A , Class
A, 4.98%, 8/27/40
(a)
354,690
285,220 Sierra Timeshare Receivables Funding LLC, Series
2024-2A , Class A, 5.14%, 6/20/41
(a)
287,480
159,791 Sierra Timeshare Receivables Funding LLC, Series 3A,
Class A, 4.83%, 8/20/41
(a)
160,398
528,092 Tricon Residential Trust, Series 2025-SFR , Class A,
5.43%, 3/17/42 (TSFR1M + 110 bps)
(a)
528,174
459,955
MVW LLC, Series 2024-2 , Class A, 4.43%, 3/20/42
(a)
458,863
364,244 HINNT LLC, Series 2025-A , Class A, 5.01%,
3/15/44
(a)
367,492
357,000 Morgan Stanley Bank of America, Series C31 , Class
A5, 3.10%, 11/15/49 347,436

Sterling Capital Short Duration Bond Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 432,268 SMB Private Education Loan Trust, Series 2021-B ,
Class A, 1.31%, 7/17/51
(a)(b)
$ 405,212
381,191 Navient Refinance Loan Trust, Series A , Class A,
5.15%, 2/16/55
(a)
385,361
75,000 Benchmark Mortgage Trust, Series 2023-V2 , Class A3,
5.81%, 5/15/55
(c)
77,381
228,000 BMO Mortgage Trust, Series 2023-5C1 , 7.12%,
8/15/56 241,837
100,000 BANK5 Trust, Series 2023-5YR3 , Class AS, 7.32%,
9/15/56
(c)
106,912
444,352 Navient Private Education Refi Loan Trust, Series
2021-F , 1.11%, 2/18/70
(a)
393,486
Total (Cost $11,377,387) 11,461,678
Principal Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 5.26%
394,041
ELP Commercial Mortgage Trust, Series 2021-ELP,
Class C, 5.75%, 11/15/38
(a)
393,549
85,730
BX Commercial Mortgage Trust, Series 2021-ACNT,
Class C, 5.93%, 11/15/38
(a)
85,623
287,204
BX Commercial Mortgage Trust, Series 2021-CIP,
Class B, 5.70%, 12/15/38
(a)
287,025
261,884
SMR Mortgage Trust, Series 2022-IND, Class A,
5.96%, 2/15/39
(a)
262,337
1,850
JPMBB Commercial Mortgage Securities Trust, Series
2014-C23, Class A5, 3.93%, 9/15/47 1,838
30,706
CSAIL Commercial Mortgage Trust, Series 2015-C3,
Class A4, 3.72%, 8/15/48 30,585
415,092
CD Mortgage Trust, Series 2016-CD2, Class A4,
3.53%, 11/10/49
(c)
400,750
410,000
CD Mortgage Trust, Series 2017-CD3, Class A4,
3.63%, 2/10/50 394,625
225,000
JPMCC Commercial Mortgage Securities Trust, Series
JP5, Class A5, 3.72%, 3/15/50 221,459
100,000
BANK5 Trust, Series 2023-5YR4, Class AS, 7.27%,
12/15/56
(c)
107,015
Total (Cost $2,158,815) 2,184,806
Principal Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.34%
9,346 Fannie Mae, Series 72, Class NA, 2.50%, 8/25/42 9,235
297,974 Fannie Mae, Series 35, Class CB, 2.00%, 2/25/43 288,495
177,844 Fannie Mae, Series 100, Class DA, 3.00%, 2/25/43 173,592
66,022 Fannie Mae, Series 71, Class PD, 2.50%, 3/25/43 65,459

Sterling Capital Short Duration Bond Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
192,370 Freddie Mac, Series 4828, Class QA, 3.50%, 3/15/47 189,720
563,934
Chase Home Lending Mortgage Trust, Series 2019-
ATR2, Class A3, 3.50%, 8/25/49
(a)
511,820
150,000
CSAIL Commercial Mortgage Trust, Series 2015-C7,
Class A5, 3.50%, 11/15/49 147,685
400,000
Benchmark Mortgage Trust, Series 2023-V3, Class A3,
6.36%, 7/15/56
(c)
419,244
Total (Cost $1,882,265) $ 1,805,250
Principal Amount Fair Value
MUNICIPAL BONDS — 0.23%
New York — 0.23%
$ 95,000
City of New York NY , 4.67%, 2/1/28 96,223
Total (Cost $95,000) 96,223
Principal Amount Fair Value
U.S. TREASURY BONDS & NOTES — 4.73%
424,400 United States Treasury Note, 4.13% , 11/15/27 428,329
1,575,000 United States Treasury Note, 2.75% , 2/15/28 1,537,532
Total (Cost $1,952,242) 1,965,861
Shares Fair Value
MONEY MARKET FUNDS — 2.03%
844,848
Federated Hermes Treasury Obligations Fund,
Institutional Shares, 4.18%
(e)
844,848
Total Money Market Funds
(Cost $844,848) 844,848
Total Investments— 100.39%
(Cost $41,384,722) 41,725,303
Liabilities in Excess of Other Assets  — (0.39)% (162,727)
NET ASSETS — 100.00% $ 41,562,576
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended June 30, 2025 is $1,025,606, which represents 2.5% of net assets.
(c) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2025. The maturity date reflected is the final maturity date.

Sterling Capital Short Duration Bond Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
(d) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(e) Represents the current yield as of report date.

Sterling Capital Intermediate U.S. Government Fund
Schedule of Investments
June 30, 2025 (Unaudited)
Principal Amount Fair Value
ASSET BACKED SECURITIES — 5.39%
$ 100,000
BANK5 Trust, Series 2024-5YR5 , 6.27%, 2/15/29 $ 104,204
183,000 Avis Budget Rental Car Funding AESOP LLC, Series
2023-1A , Class A, 5.36%, 6/20/30
(a)
187,765
148,063 Fannie Mae-Aces, Series M1 , Class 1A3, 3.43%,
1/25/33 138,764
100,000 BANK Trust, Series 2024-BNK48 , Class A5, 5.05%,
9/15/34 100,486
62,689 United States Small Business Administration, Series
2015-20G , Class 1, 2.88%, 7/01/35
(b)
58,846
26,000 BMO Mortgage Trust, Series 2023-5C1 , 7.12%,
8/15/56 27,578
150,000 BANK5 Trust, Series 2023-5YR3 , Class AS, 7.32%,
9/15/56
(c)
160,367
150,000 BANK5 Trust, Series 2024-5YR6 , Class A3, 6.23%,
5/15/57 157,921
100,000 BANK5 Trust, Series 2024-5YR6 , Class AS, 6.79%,
5/15/57
(c)
106,140
Total (Cost $1,031,667) 1,042,071
Principal Amount Fair Value
MORTGAGE-BACKED SECURITIES — 32.72%
Fannie Mae — 20.31%
133,647 4.00%, 12/01/33, Pool #MA1689 132,269
34,506 4.00%, 12/01/36, Pool #MA2856 34,072
32,481 4.00%, 2/01/37, Pool #MA2914 32,078
330,691 1.50%, 12/01/40, Pool #MA4202 274,903
107,702 6.00%, 9/01/43, Pool #MA5158 110,143
29,969 4.00%, 5/01/47, Pool #BE9598 28,133
97,196 3.50%, 12/01/47, Pool #CA0833 89,032
43,166 5.00%, 8/01/48, Pool #CA2219 43,115
43,601 3.50%, 9/01/49, Pool #BJ9608 39,718
50,864 3.50%, 10/01/49, Pool #CA4431 46,258
78,224 3.00%, 3/01/50, Pool #FM2714 68,498
173,423 3.00%, 7/01/50, Pool #CA6421 150,849
180,357 3.00%, 7/01/50, Pool #CA6422 156,871
145,635 2.00%, 8/01/50, Pool #CA6799 116,951
162,496 2.50%, 8/01/50, Pool #CA6707 137,558
224,778 2.00%, 9/01/50, Pool #CA7019 180,258
259,523 2.50%, 9/01/50, Pool #BQ2883 217,245
120,439 2.50%, 9/01/50, Pool #BQ0538 100,806

Sterling Capital Intermediate U.S. Government Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Fannie Mae — (continued)
400,862 3.50%, 9/01/50, Pool #FS5284 364,526
321,390 2.00%, 10/01/50, Pool #CA7224 257,215
255,096 2.50%, 10/01/50, Pool #FM4638 213,538
235,600 2.50%, 10/01/50, Pool #FM4530 197,289
162,663 4.00%, 7/01/52, Pool #FS2516 151,690
380,472 4.50%, 11/01/52, Pool #FS6858 364,593
119,889 5.00%, 11/01/52, Pool #CB5278 118,050
286,035 6.00%, 5/01/54, Pool #FM2472 293,232
$ 3,918,890
Federal Home Loan Banks — 0.27%
60,000 1.90%, 10/07/31 52,364
—
Freddie Mac — 11.57%
80,707 4.00%, 12/01/35, Pool #ZA2401 79,786
49,842 4.00%, 3/01/39, Pool #ZA6403 48,999
169,550 2.00%, 12/01/40, Pool #RB5090 146,343
110,988 3.50%, 1/01/47, Pool #ZT0941 101,637
82,449 3.00%, 12/01/51, Pool #SD8184 71,995
101,688 3.50%, 6/01/52, Pool #SD2670 93,218
153,883 4.50%, 6/01/52, Pool #SD1265 148,349
156,979 4.50%, 8/01/52, Pool #SD1515 150,984
233,247 5.00%, 9/01/52, Pool #RA7936 230,814
161,484 4.00%, 2/01/53, Pool #SD7560 152,128
145,537 5.50%, 2/01/53, Pool #QF8052 146,436
165,839 5.00%, 3/01/53, Pool #SD2390 163,401
83,607 6.00%, 5/01/53, Pool #SD3072 85,656
140,344 6.00%, 7/01/53, Pool #SD3223 143,747
181,011 5.50%, 6/01/54, Pool #SD5479 181,885
286,507 6.00%, 9/01/54, Pool #SD6337 293,135
2,238,513
Ginnie Mae II — 0.57%
24,471 5.00%, 11/20/38, Pool #4283 24,200
90,436 4.00%, 7/20/52, Pool #786280 84,393
108,593
Total (Cost $6,868,118) 6,318,360

Sterling Capital Intermediate U.S. Government Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
U.S. GOVERNMENT & AGENCIES — 1.79%
174,389 Fannie Mae Pool, 5.50% , 2/01/54 175,134
169,840 Fannie Mae Pool, 5.50% , 11/01/54 170,317
Total (Cost $341,167) $ 345,451
Principal Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 21.53%
109,875 Freddie Mac, Series 3787, Class LM, 4.00%, 1/15/31 109,763
57,922 Freddie Mac, Series 4151, Class PA, 2.00%, 1/15/33 55,005
175,000 Freddie Mac, Series 4172, Class KB, 3.00%, 2/15/33 163,589
215,402 Ginnie Mae, Series 181, Class AV, 5.50%, 2/20/33 221,176
61,071 Fannie Mae, Series 2013-44, Class DJ, 1.85%, 5/25/33 56,994
24,569 Fannie Mae, Series 2003-44, Class Q, 3.50%, 6/25/33 24,051
150,134 Ginnie Mae, Series 2023-79, Class DV, 5.50%, 5/20/34 152,764
91,839 Fannie Mae, Series 2005-31, Class PB, 5.50%, 4/25/35 94,616
33,702 Ginnie Mae, Series 2013-133, Class PL, 3.50%, 2/16/37 33,179
506,030
Fannie Mae-Aces, Series M1, Class 2A1, 3.94%,
12/25/37 492,330
141,409 Freddie Mac, Series 4863, Class AJ, 3.50%, 7/15/38 137,108
52,434 Freddie Mac, Series 4122, Class BC, 3.00%, 5/15/40 49,942
142,714 Ginnie Mae, Series 137, Class WA, 5.59%, 7/20/40 147,538
150,000 Ginnie Mae, Series 81, Class AL, 4.50%, 8/20/40 148,070
100,000
Progress Residential Trust, Series SFR1, Class A,
3.40%, 2/17/42
(a)
94,749
164,057 Fannie Mae, Series 2012-87, Class MB, 2.00%, 5/25/42 154,620
16,458
Fannie Mae, Series 2016-49, Class DA, 3.50%,
10/25/42 16,357
116,308
Fannie Mae, Series 2012-150, Class KA, 1.75%,
1/25/43 97,785
141,064 Freddie Mac, Series 4173, Class NB, 3.00%, 3/15/43 129,341
315,000 Freddie Mac, Series 4669, Class QY, 3.50%, 9/15/44 306,379
39,141
Ginnie Mae, Series 2015-162, Class EB, 2.50%,
9/20/44 37,071
331,853 Freddie Mac, Series 4601, Class NJ, 1.90%, 9/15/45 296,076
147,421 Fannie Mae, Series 2016-49, Class PA, 3.00%, 9/25/45 139,653
88,568 Freddie Mac, Series 4656, Class PA, 3.50%, 10/15/45 86,424
123,415 Fannie Mae, Series 2016-24, Class CD, 1.75%, 2/25/46 104,770
188,282 Fannie Mae, Series 2016-88, Class PK, 2.50%, 3/25/46 173,440
84,885 Freddie Mac, Series 5380, Class A, 5.50%, 9/25/47 85,386

Sterling Capital Intermediate U.S. Government Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
224,895 Fannie Mae, Series 2019-25, Class PD, 2.50%, 5/25/48 202,641
187,121 Freddie Mac, Series 4942, Class NC, 2.50%, 10/25/49 163,344
189,714 Ginnie Mae, Series 2022-137, Class PA, 4.00%, 5/20/52 185,711
Total (Cost $4,261,034) $ 4,159,872
Principal Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.64%
19,029
Freddie Mac Multifamily Structured Pass Through,
Series K049, Class A2, 3.01%, 7/25/25 18,971
262,178
Fannie Mae-Aces, Series 2015-M17, Class A2, 2.92%,
11/25/25 260,914
210,000
Freddie Mac Multifamily Structured Pass Through,
Series K060, Class A2, 3.30%, 10/25/26 207,292
481,436
Freddie Mac Multifamily Structured Pass Through,
Series K061, Class A2, 3.35%, 11/25/26 475,800
360,260
Fannie Mae-Aces, Series 2017-M7, Class A2, 2.96%,
2/25/27 353,363
191,514
Fannie Mae-Aces, Series 2017-M8, Class A2, 3.06%,
5/25/27 187,839
125,000
Freddie Mac Multifamily Structured Pass Through,
Series K066, Class A2, 3.12%, 6/25/27 (Special
footnote) 122,787
171,739
Freddie Mac Multifamily Structured Pass Through,
Series K069, Class A2, 3.19%, 9/25/27 168,560
275,000
Freddie Mac Multifamily Structured Pass Through,
Series K079, Class A2, 3.93%, 6/25/28 274,157
378,493
Fannie Mae-Aces, Series 2018-M10, Class A2, 3.36%,
7/25/28 371,196
1,541
JPMBB Commercial Mortgage Securities Trust, Series
2014-C23, Class A5, 3.93%, 9/15/47 1,531
Total (Cost $2,491,260) 2,442,410
Principal Amount Fair Value
U.S. GOVERNMENT AGENCIES — 0.36%
86,000
Federal Farm Credit Banks Funding Corp., 2.40% ,
3/24/36 69,199
Total (Cost $70,163) 69,199
Principal Amount Fair Value
MUNICIPAL BONDS — 0.21%
Wisconsin — 0.21%
$ 40,000 State of Wisconsin, TXB, Revenue Bonds, Pension
Fundings Series A, (AGM) , 5.70%, 5/1/26
(b)
40,478
Total (Cost $40,448) 40,478

Sterling Capital Intermediate U.S. Government Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
U.S. TREASURY BONDS & NOTES — 24.33%
1,350,000 United States Treasury Strip Coupon, 0.00% , 5/15/29 1,165,866
220,000 United States Treasury Note, 0.63% , 8/15/30 187,627
1,150,200 United States Treasury Note, 1.13% , 2/15/31
(b)
995,193
1,750,000 United States Treasury Note, 2.75% , 8/15/32
(b)
1,614,375
1,000,000 United States Treasury Strip Coupon, 0.00% , 11/15/32 737,205
Total (Cost $4,706,142) $ 4,700,266
Shares Fair Value
MONEY MARKET FUNDS — 0.68%
132,270
Federated Hermes Treasury Obligations Fund,
Institutional Shares, 4.18%
(d)
132,270
Total Money Market Funds
(Cost $132,270) 132,270
Total Investments— 99.65%
(Cost $19,942,269) 19,250,377
Other Assets in Excess of Liabilities — 0.35% 66,984
NET ASSETS — 100.00% $ 19,317,361
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended June 30, 2025 is $536,755, which represents 2.8% of net assets.
(c) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2025. The maturity date reflected is the final maturity date.
(d) Represents the current yield as of report date.
AGM Assured Guaranty Municipal Corp.
TXB Taxable Bond

Sterling Capital Total Return Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — 20.15%
AEROSPACE & DEFENSE — 0.67%
$ 2,190,000
BAE Systems PLC, 5.13%, 3/26/29
(a)
$ 2,244,719
1,741,000
Boeing Co. (The), 6.30%, 5/01/29 1,840,501
860,000
Howmet Aerospace, Inc., 5.95%, 2/01/37 913,133
2,483,000
Boeing Co. (The), 5.71%, 5/01/40 2,453,052
2,847,000
RTX Corp., 4.50%, 6/01/42 2,519,949
9,971,354
ASSET MANAGEMENT — 0.10%
1,540,000 Ares Finance Co. III LLC, 4.13%, 6/30/51 (H15T5Y +
323.70 bps)
(a)(b)
1,504,178
AUTOMOTIVE — 0.05%
670,000
Hyundai Capital America, 5.40%, 6/23/32
(a)
678,581
BANKING — 0.48%
2,421,000 Mitsubishi UFJ Financial Group Inc., 2.49%, 10/13/32
(H15T1Y + 97 bps)
(b)
2,118,048
1,923,000
US Bancorp, 4.84%, 2/01/34
(b)
1,898,808
3,008,000 Bank of America Corp., 5.74%, 2/12/36 (SOFRRATE +
169.70 bps)
(b)
3,056,543
7,073,399
BANKS — 3.59%
3,825,000 Macquarie Group Ltd., 1.34%, 1/12/27 (SOFR + 107
bps)
(a)(b)
3,760,806
2,993,000
Fifth Third Bancorp, 4.06%, 4/25/28
(b)
2,973,603
3,024,000
Wells Fargo & Co., MTN, 4.81%, 7/25/28
(b)
3,049,492
5,893,000
Bank of America Corp., 3.42%, 12/20/28
(b)
5,760,312
2,070,000
Huntington Bancshares, Inc., 6.21%, 8/21/29
(b)
2,172,087
1,547,000
KeyCorp, 2.55%, 10/01/29 1,428,414
5,122,000
JPMorgan Chase & Co., 5.01%, 1/23/30
(b)
5,216,537
1,546,000
Citizens Financial Group, Inc., 5.84%, 1/23/30
(b)
1,601,257
1,604,000
Comerica, Inc., 5.98%, 1/30/30 (SOFR + 215.50 bps)
(b)
1,642,964
3,042,000
Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/30 2,718,048
3,721,000
Wells Fargo & Co., 2.88%, 10/30/30
(b)
3,476,646
6,530,000
Citigroup, Inc., 2.98%, 11/05/30
(b)
6,109,202
3,715,000 Toronto-Dominion Bank (The), 3.63%, 9/15/31
(USSW5 + 220.50 bps)
(b)
3,672,559
4,120,000 Westpac Banking Corp., GMTN, 4.32%, 11/23/31
(USISOA05 + 224 bps)
(b)
4,092,857
3,490,000
JPMorgan Chase & Co., 4.91%, 7/25/33
(b)
3,510,205

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
BANKS — (continued)
$ 2,046,000
Bank of America Corp., 5.29%, 4/25/34
(b)
$ 2,086,989
53,271,978
BEVERAGES — 0.52%
2,989,000
Constellation Brands, Inc., 4.90%, 5/01/33 2,961,624
2,760,000
Bacardi Ltd. / Bacardi-Martini BV, 5.40%, 6/15/33
(a)
2,750,732
2,241,000
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/01/46 2,042,000
7,754,356
BIOTECH & PHARMA — 0.29%
2,151,000
Pfizer Investment Enterprises Pte Ltd., 4.65%, 5/19/30 2,180,750
2,233,000
CSL Finance PLC, 4.25%, 4/27/32
(a)
2,178,965
4,359,715
BIOTECHNOLOGY — 0.24%
3,535,000
Amgen, Inc., 5.25%, 3/02/30 3,642,400
CABLE & SATELLITE — 0.30%
1,653,000 Charter Communications Operating LLC, 6.10%,
6/01/29 1,730,599
2,584,000 Charter Communications Operating LLC, 6.55%,
6/01/34 2,757,019
4,487,618
CAPITAL MARKETS — 1.16%
2,220,000
Blue Owl Capital Corp., 3.40%, 7/15/26 2,184,330
4,203,000
Morgan Stanley, 3.59%, 7/22/28
(b)
4,129,431
1,058,000
Ares Management Corp., 6.38%, 11/10/28 1,121,172
1,886,000
Jefferies Financial Group, Inc., 4.15%, 1/23/30 1,841,997
3,509,000
BlackRock, Inc., 1.90%, 1/28/31
(c)
3,087,619
4,787,000
Morgan Stanley, MTN, 5.25%, 4/21/34
(b)
4,869,567
17,234,116
CONSUMER SERVICES — 0.29%
2,317,000
Duke University, 3.30%, 10/01/46 1,648,241
3,898,000
Lehigh University, 3.48%, 11/15/46 2,874,160
4,522,401
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.23%
4,310,000
AT&T, Inc., 3.50%, 6/01/41 3,381,045
ELECTRIC UTILITIES — 1.73%
3,394,000
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/32 2,944,820
1,835,000
Southern California Edison Co., 5.95%, 11/01/32 1,883,075
2,804,000
DTE Electric Co., 5.20%, 4/01/33 2,881,033

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
ELECTRIC UTILITIES — (continued)
$ 2,113,000 CenterPoint Energy Houston Electric LLC, 5.15%,
3/01/34 $ 2,131,402
2,305,000
Duke Energy Florida LLC, 6.40%, 6/15/38 2,527,160
3,248,000
Indiana Michigan Power Co., 4.55%, 3/15/46 2,742,222
3,838,000
Duke Energy Progress LLC, 3.60%, 9/15/47 2,811,685
2,644,000
Puget Sound Energy, Inc., 4.22%, 6/15/48 2,112,043
2,400,000
Southwestern Public Service Co., 3.15%, 5/01/50 1,553,955
2,128,000
Entergy Louisiana LLC, 5.70%, 3/15/54 2,099,907
1,484,000
Southern California Edison Co., 5.75%, 4/15/54 1,329,266
647,000 Nevada Power Co., 6.25%, 5/15/55 (H15T5Y +
193.60  bps)
(b)
643,864
25,660,432
FINANCIAL SERVICES — 0.09%
1,550,000
KKR Group Finance Co. III LLC, 5.13%, 6/01/44
(a)
1,406,794
FOOD — 0.40%
3,329,000
Mars, Inc., 5.20%, 3/01/35
(a)
3,368,878
2,981,000
Kraft Heinz Foods Co., 4.88%, 10/01/49 2,559,416
5,928,294
GAS & WATER UTILITIES — 0.33%
2,505,000
Sempra Global, 3.25%, 1/15/32
(a)
2,133,650
2,864,000
Southern Co Gas Capital Corp, 4.95%, 9/15/34 2,834,821
4,968,471
HEALTH CARE EQUIPMENT & SUPPLIES — 0.19%
2,691,000
GE HealthCare Technologies, Inc., 5.86%, 3/15/30 2,842,049
HEALTH CARE FACILITIES & SERVICES — 0.44%
1,510,000
IQVIA, Inc., 6.25%, 2/01/29 1,578,178
2,601,000
HCA, Inc., 5.50%, 6/01/33 2,662,933
2,269,000
CVS Health Corp, 6.05%, 6/01/54 2,223,715
6,464,826
HOME CONSTRUCTION — 0.10%
1,415,000
DR Horton Inc., 4.85%, 10/15/30 1,427,469
HOUSEHOLD DURABLES — 0.10%
1,570,000
Meritage Homes Corp., 3.88%, 4/15/29
(a)
1,512,746
INSURANCE — 1.68%
2,933,000
SBL Holdings, Inc., 5.13%, 11/13/26
(a)
2,907,785
2,297,000
GA Global Funding Trust, 5.50%, 1/08/29
(a)
2,353,935

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
INSURANCE — (continued)
$ 2,313,000
AXIS Specialty Finance LLC, 3.90%, 7/15/29 $ 2,246,042
1,794,000
Fortitude Group Holdings LLC, 6.25%, 4/01/30
(a)
1,845,684
583,000
American International Group Inc., 4.85%, 5/07/30 592,280
1,392,000
RGA Global Funding, 5.50%, 1/11/31
(a)
1,435,708
1,654,000
Enstar Group Ltd., 3.10%, 9/01/31 1,470,390
2,765,000
Athene Holding Ltd., 5.88%, 1/15/34 2,863,393
1,456,000
SBL Holdings, Inc., 7.20%, 10/30/34
(a)
1,391,755
1,712,000
Transatlantic Holdings, Inc., 8.00%, 11/30/39 2,150,262
2,904,000
Meiji Yasuda Life Insurance Co., 5.20%, 10/20/45
(a)(b)
2,910,895
1,409,000 Corebridge Financial, Inc., 6.38%, 9/15/54 (H15T5Y +
264.60 bps)
(b)
1,404,322
1,400,000
Athene Holding Ltd., 6.63%, 10/15/54
(b)
1,378,161
24,950,612
INTERACTIVE MEDIA & SERVICES — 0.15%
2,344,000
Meta Platforms, Inc., 5.40%, 8/15/54 2,285,966
INTERNET & DIRECT MARKETING RETAIL — 0.14%
3,517,000
Amazon.com, Inc., 2.70%, 6/03/60
(c)
2,019,850
IT SERVICES — 0.15%
2,181,000
Gartner, Inc., 4.50%, 7/01/28
(a)
2,158,264
MACHINERY — 0.13%
1,940,000
Caterpillar Inc., 5.20%, 5/15/35 1,977,540
METALS & MINING — 0.65%
2,024,000
Anglo American Capital PLC, 5.50%, 5/02/33
(a)
2,064,139
2,330,000
Steel Dynamics, Inc., 5.38%, 8/15/34 2,365,879
2,682,000
Glencore Funding LLC, 5.67%, 4/01/35
(a)
2,736,069
2,722,000
Freeport-McMoRan Inc., 5.45%, 3/15/43 2,572,332
9,738,419
MULTI-UTILITIES — 0.29%
2,638,000
Sempra, 3.80%, 2/01/38 2,182,928
2,449,000
CMS Energy Corp., 4.70%, 3/31/43 2,120,642
4,303,570
OIL & GAS PRODUCERS — 0.47%
1,464,000
Antero Resources Corp., 5.38%, 3/01/30
(a)
1,473,367
1,755,000
Energy Transfer LP, 3.75%, 5/15/30 1,683,850
2,202,000
Woodside Finance Ltd., 6.00%, 5/19/35 2,247,667

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
OIL & GAS PRODUCERS — (continued)
$ 1,849,000
APA Corp., 5.10%, 9/01/40
(a)
$ 1,550,714
6,955,598
OIL, GAS & CONSUMABLE FUELS — 0.93%
3,421,000
Aker BP ASA, 3.75%, 1/15/30
(a)
3,257,520
2,525,000
Pioneer Natural Resources Co., 1.90%, 8/15/30 2,238,129
1,981,000
Targa Resources Corp., 6.50%, 3/30/34 2,128,795
2,030,000
Diamondback Energy, Inc., 5.40%, 4/18/34 2,036,007
2,393,000
MPLX LP, 4.50%, 4/15/38 2,116,432
1,961,000
ONEOK, Inc., 7.15%, 1/15/51 2,111,781
13,888,664
REIT — 1.00%
3,279,000 American Tower Trust, Series 2018-1, Class A, 3.65%,
3/15/28
(a)(c)
3,203,309
2,070,000
LXP Industrial Trust, 2.70%, 9/15/30 1,855,007
3,096,000
Store Capital LLC, 2.75%, 11/18/30 2,728,357
1,479,000
Tanger Properties LP, 2.75%, 9/01/31 1,296,946
1,625,000 Invitation Homes Operating Partnership LP, 4.15%,
4/15/32 1,538,229
2,085,000 Prologis Targeted US Logistics Fund LP, 5.50%,
4/01/34
(a)
2,128,870
2,260,000
Phillips Edison Grocery Center, 4.95%, 1/15/35 2,188,522
14,939,240
RETAIL - DISCRETIONARY — 0.29%
2,181,000
O'Reilly Automotive Inc., 4.20%, 4/01/30 2,158,872
2,430,000
Lowe's Cos Inc., 1.70%, 10/15/30 2,115,288
4,274,160
SEMICONDUCTORS — 0.50%
1,352,000
Microchip Technology Inc., 5.05%, 2/15/30 1,371,499
3,362,000
Foundry JV Holdco LLC, 6.15%, 1/25/32
(a)
3,537,639
2,465,000
Intel Corp., 5.20%, 2/10/33 2,485,838
7,394,976
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.21%
3,323,000
Broadcom, Inc., 4.93%, 5/15/37
(a)
3,225,051
SOFTWARE — 0.18%
2,639,000
Oracle Corp., 6.13%, 8/03/65 2,641,660
SPECIALTY FINANCE — 0.28%
1,322,000
AerCap Ireland Capital DAC, 6.15%, 9/30/30 1,409,816

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
SPECIALTY FINANCE — (continued)
$ 1,691,000 Ladder Capital Finance Holdings LLLP, 7.00%,
7/15/31
(a)
$ —
2,695,000 American Express Co., 5.44%, 1/30/36 (SOFRINDX +
132 bps) 2,751,076
4,160,892
TECHNOLOGY HARDWARE — 0.32%
2,344,000
Motorola Solutions Inc., 4.85%, 8/15/30 2,369,255
2,390,000
Dell International LLC / EMC Corp., 5.50%, 4/01/35 2,413,767
4,783,022
TECHNOLOGY SERVICES — 0.30%
2,580,000
Kyndryl Holdings, Inc., 3.15%, 10/15/31 2,330,011
2,176,000
Verisk Analytics, Inc., 5.25%, 3/15/35 2,188,324
4,518,335
TELECOMMUNICATIONS — 0.56%
2,409,000
AT&T, Inc., 4.30%, 2/15/30 2,401,163
2,330,000
Sprint Capital Corp., 8.75%, 3/15/32 2,826,500
3,007,000
T-Mobile USA, Inc., 6.00%, 6/15/54 3,061,010
8,288,673
TOBACCO & CANNABIS — 0.32%
2,166,000
Philip Morris International, Inc., 5.13%, 2/15/30 2,228,437
2,347,000
BAT Capital Corp., 6.42%, 8/02/33 2,548,891
4,777,328
TRANSPORTATION & LOGISTICS — 0.30%
2,351,000
Delta Air Lines Inc., 5.25%, 7/10/30 2,366,091
2,229,000
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41 2,097,352
4,463,443
Total (Cost $301,897,831) 299,837,485
Principal Amount Fair Value
MUNICIPAL BONDS — 1.07%
Alabama — 0.18%
2,675,000 Alabama Economic Settlement Authority, Economic
Imports, Taxable BP - Settlement Revenue Series B ,
4.26%, 9/15/32
(c)
2,634,080
California — 0.09%
1,145,000 State of California, Build America Bonds, School
Improvements G.O. , 7.63%, 3/1/40
(c)
1,370,535
New York — 0.80%
5,000,000
City of New York NY , 5.68%, 10/1/33 5,319,229

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — (continued)
New York — (continued)
$ 345,000 Metropolitan Transportation Authority, Taxable Green
Bonds, Green Purpose Revenue Bonds Series C2 ,
5.18%, 11/15/49 $ 309,002
7,130,000 New York City Transitional Finance Authority Future
Tax Secured Revenue, Public Improvements, Taxable
Revenue, Callable 2/1/27 @ 100 , 3.00%, 11/1/33 6,306,286
Total (Cost $16,449,988) 15,939,132
Principal Amount Fair Value
ASSET BACKED SECURITIES — 14.17%
8,720,000 Carvana Auto Receivables Trust, Series P2 , Class B,
1.27%, 3/10/27 8,537,422
3,987,000 GreatAmerica Leasing Receivables Funding LLC ,
5.00%, 9/15/28
(a)
4,032,694
5,741,000
BANK5 Trust, Series 2024-5YR5 , 6.27%, 2/15/29 5,982,324
13,050,000 OneMain Direct Auto Receivables Trust, Series 1A ,
Class A, 5.41%, 11/14/29
(a)
13,170,656
4,543,000 Avis Budget Rental Car Funding AESOP LLC, Series
8A , Class A, 6.02%, 2/20/30
(a)
4,748,446
3,127,000 Avis Budget Rental Car Funding AESOP LLC, Series
2023-1A , Class A, 5.36%, 6/20/30
(a)
3,208,427
9,600,000 Dryden CLO Ltd., Series 53A , Class BR, –%,
1/15/31
(a)(b)
9,600,000
17,494,000 Hertz Vehicle Financing III LLC, Series 2A , Class A,
5.48%, 1/27/31
(a)
17,785,662
5,625,000 ARI Fleet Lease Trust, Series B , Class A3, 5.89%,
7/15/32
(a)
5,753,463
246,582 New Century Home Equity Loan Trust, Series 4 , Class
M1, 5.56%, 10/25/33
(c)
246,504
10,114 RAAC Trust, STEP, Series 2004-SP1 , Class AI3,
6.12%, 3/25/34 10,058
1,126,555 Saxon Asset Securities Trust, Series 3 , Class M1,
5.33%, 12/26/34 (TSFR1M + 101 bps)
(b)
1,092,396
3,394,162 OneMain Financial Issuance Trust, Series S1 , Class A,
4.13%, 5/14/35
(a)
3,381,508
20,805,000 OneMain Financial Issuance Trust, Series 1A , Class
A1, 1.55%, 6/16/36
(a)
19,902,665
2,863,975 BX Trust, Series 2021-RISE , Class C, 5.88%,
11/15/36
(a)
2,856,855
15,000,000 CIFC Funding Ltd., Series 2017-3A , Class AR, 5.81%,
4/20/37 (TSFR3M + 154 bps)
(a)(d)
15,048,451
11,103,000 OHA Credit Funding Ltd., Series 5A , Class AR,
5.62%, 10/18/37
(a)(d)
11,145,302

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 10,500,335 CARLYLE US CLO Ltd., Series 2017-3A , Class
A1R2, 5.67%, 10/21/37
(a)(d)
$ 10,545,381
11,500,000 Reese Parl CLO Ltd., Series 1A , Class ARR, 5.58%,
1/15/38 (TSFR3M + 132 bps)
(a)(b)
11,538,870
13,303,000 Toyota Auto Loan Extended Note Trust, Series 2025-1A
, Class A, 4.65%, 5/25/38
(a)
13,480,535
3,686,249
MVW LLC, Series 2024-2 , Class A, 4.43%, 3/20/42
(a)
3,677,491
13,356,854
Freddie Mac , 1.50%, 7/25/50 10,240,608
2,002,000 BMO Mortgage Trust, Series 2023-5C1 , 7.12%,
8/15/56 2,123,500
3,607,000 BANK5 Trust, Series 2023-5YR3 , Class AS, 7.32%,
9/15/56 3,856,301
13,268,154 SMB Private Education Loan Trust, Series 2024-E ,
Class A-1A, 5.09%, 10/16/56
(a)
13,397,179
5,192,000 BANK5 Trust, Series 2024-5YR6 , Class A3, 6.23%,
5/15/57 5,466,147
9,377,000 BANK5 Trust, Series 2024-5YR6 , Class AS, 6.79%,
5/15/57 9,952,755
Total (Cost $210,025,051) 210,781,600
Principal Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.24%
4,030,684
FRESB Mortgage Trust, Series SB52, Class A10F,
3.46%, 6/25/28 3,939,109
1,396,000
Benchmark Mortgage Trust, Series V6, Class A3,
5.93%, 3/15/29 1,456,503
5,293,000
Benchmark Mortgage Trust, Series V6, Class AS,
6.38%, 3/15/29 5,529,410
1,449,097
Fannie Mae-Aces, Series 2019-M9, Class A2, 2.94%,
6/25/29 1,395,445
3,386,000
Freddie Mac Multifamily Structured Pass Through,
Series K153, Class A3, 3.12%, 10/25/31 3,152,975
8,536,000
Freddie Mac Multifamily Structured Pass Through,
Series K155, Class A3, 3.75%, 4/25/33 8,133,327
21,171
CSFB Mortgage-Backed Pass-Through Certificates,
Series 1, Class 2A1, 6.50%, 2/25/34 21,172
37,241
CHL Mortgage Pass-Through Trust, Series 3, Class A4,
5.75%, 4/25/34 37,047
8,994
Citigroup Mortgage Loan Trust, Inc., Series NCM2,
Class 3CB2, 6.50%, 8/25/34
(c)
8,973
3,080,414
ELP Commercial Mortgage Trust, Series 2021-ELP,
Class C, 5.75%, 11/15/38
(a)
3,076,564
2,929,389
BX Commercial Mortgage Trust, Series 2021-ACNT,
Class C, 5.93%, 11/15/38
(a)
2,925,727

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
2,614,305
BX Commercial Mortgage Trust, Series 2021-CIP,
Class B, 5.70%, 12/15/38
(a)
2,612,671
2,597,776
SMR Mortgage Trust, Series 2022-IND, Class A,
5.96%, 2/15/39
(a)
2,602,273
32,104 Freddie Mac, Series 4710, Class GA, 3.00%, 3/15/44 31,978
1,072,983
JP Morgan Chase Commercial Mortgage, Series C3,
Class B, 5.01%, 2/15/46
(a)(b)
1,037,025
15,085 COMM Mortgage Trust, 3.69%, 8/10/47 14,919
13,826 GS Mortgage Securities Trust, 3.93%, 9/12/47 13,794
960,059
CSAIL Commercial Mortgage Trust, Series 2015-C4,
Class A4, 3.81%, 11/15/48 956,302
2,812,000
Wells Fargo Commercial Mortgage Trust, Series P2,
Class A4, 3.81%, 12/15/48 2,795,121
4,314,000
CD Mortgage Trust, Series 2016-CD2, Class A4,
3.53%, 11/10/49
(b)
4,164,955
2,562,000
Morgan Stanley Capital I Trust, Series BNK2, Class
A4, 3.05%, 11/15/49 2,496,839
2,209,000
GS Mortgage Securities Trust, Series 2016-GS4, Class
A4, 3.44%, 11/15/49 2,170,347
1,517,000
JP Morgan Chase Commercial Mortgage, Series JP4,
Class A4, 3.65%, 12/15/49 1,492,947
5,198,000
Morgan Stanley Bank of America Merrill Lynch Trust,
Series C32, Class A4, 3.72%, 12/15/49 5,132,409
723,000
Wells Fargo Commercial Mortgage Trust, Series C37,
Class A5, 3.79%, 12/15/49 712,863
530,000
CD Mortgage Trust, Series 2017-CD3, Class A4,
3.63%, 2/10/50 510,125
3,742,000
JPMCC Commercial Mortgage Securities Trust, Series
JP5, Class A5, 3.72%, 3/15/50 3,683,112
1,337,000
Citigroup Commercial Mortgage Trust, Series P7, Class
A4, 3.71%, 4/14/50 1,307,731
7,241,000
COMM Mortgage Trust, Series COR2, Class A3,
3.51%, 9/10/50 7,060,398
8,591,000
Wells Fargo Commercial Mortgage Trust, Series C40,
Class A4, 3.58%, 10/15/50 8,414,622
8,910,000
Morgan Stanley Capital I, Series HR2, Class A4,
3.59%, 12/15/50 8,686,677
9,850,000
Morgan Stanley Capital I Trust, Series H3, Class A5,
4.18%, 7/15/51 9,711,612
3,447,000
CFCRE Commercial Mortgage Trust, Series C7, Class
A3, 3.84%, 12/10/54 3,398,314
3,127,000
Benchmark Mortgage Trust, Series V2, Class AS,
6.54%, 5/15/55 3,253,810
8,156,000
Benchmark Mortgage Trust, Series 2024-V7, Class A3,
6.23%, 5/15/56
(b)
8,589,674

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
6,548,000
Benchmark Mortgage Trust, Series 2024-V7, Class AS,
6.53%, 5/15/56 6,873,262
5,789,000
BANK5 Trust, Series 2023-5YR4, Class AS, 7.27%,
12/15/56 6,195,111
8,434,000
Benchmark Mortgage Trust, Series V5, Class A3,
5.81%, 1/10/57 8,754,734
2,940,000
BBCMS Mortgage Trust, Series 5C25, Class A3,
5.95%, 3/15/57 3,068,699
2,002,000
BBCMS Mortgage Trust, Series 5C25, Class AS,
6.36%, 3/15/57 2,092,381
Total (Cost $140,618,352) $ 137,510,957
Principal Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 3.98%
456,709 Freddie Mac, Series 4136, Class HZ, 3.50%, 11/15/27 452,683
2,107,000 BANK5, Series 2023-5YR4, Class B, 7.61%, 12/15/28 2,265,372
324,000 Freddie Mac, Series 4160, Class HH, 2.50%, 12/15/32 305,834
8,119,443 Ginnie Mae, Series 132, Class DV, 6.00%, 7/20/34 8,301,902
98,493 Ginnie Mae, Series 2008-51, Class PG, 5.00%, 6/20/38 99,140
88,451 Fannie Mae, Series 2013-16, Class A, 1.75%, 1/25/40 88,121
151,614 Freddie Mac, Series 3632, Class PK, 5.00%, 2/15/40 154,178
2,341,520 Ginnie Mae, Series 2014-2, Class AG, 2.29%, 3/20/40 2,092,651
39,377 Freddie Mac, Series 4077, Class PJ, 3.50%, 11/15/40 39,268
730,000 Freddie Mac, Series 3762, Class LN, 4.00%, 11/15/40 696,424
468,928 Fannie Mae, Series 2011-38, Class D, 4.50%, 5/25/41
(c)
467,508
9,355,000
Progress Residential Trust, Series SFR1, Class A,
3.40%, 2/17/42
(a)
8,863,766
3,423,180 Freddie Mac, Series 5427, Class HZ, 3.50%, 8/15/42 2,803,905
6,956,976 Freddie Mac, Series 4112, Class PB, 4.00%, 9/15/42 6,697,842
891,000 Fannie Mae, Series 2013-70, Class CY, 3.50%, 7/25/43 771,405
237,193 Freddie Mac, Series 4328, Class KD, 3.00%, 8/15/43 229,571
1,118,332 Freddie Mac, Series 4427, Class KA, 2.25%, 7/15/44 1,052,631
8,183,817 Freddie Mac, Series 5300, Class AB, 5.50%, 1/25/49 8,290,048
10,567,884 Ginnie Mae, Series 154, Class GA, 6.00%, 4/20/50 10,808,101
4,548,114 Freddie Mac, Series 5499, Class A, 5.50%, 10/25/52 4,687,853
Total (Cost $58,615,344) 59,168,203

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
MORTGAGE-BACKED SECURITIES — 24.93%
Fannie Mae — 14.70%
186 5.00%, 9/01/25, Pool #255892 185
733,684 4.00%, 12/01/33, Pool #MA1689 726,120
428,758 4.00%, 6/01/34, Pool #MA1922 425,316
390,084 4.00%, 3/01/35, Pool #MA2211 385,765
176,452 5.50%, 8/01/37, Pool #995082 181,670
1,981,555 3.50%, 8/01/38, Pool #FM2472 1,913,260
71,971 4.50%, 10/01/39, Pool #AC2645 71,186
80,108 5.00%, 6/01/40, Pool #AD4927 81,105
84,098 5.00%, 6/01/40, Pool #AD8718 85,144
4,482,424 4.00%, 8/01/40, Pool #FM4673 4,433,992
10,432,541 1.50%, 12/01/40, Pool #MA4202 8,672,591
160,363 4.50%, 12/01/40, Pool #AH1100 159,883
99,926 4.50%, 3/01/41, Pool #AB2467 99,390
176,494 4.50%, 5/01/41, Pool #AI1023 173,348
127,037 4.50%, 11/01/41, Pool #AJ4994 126,356
145,492 4.50%, 12/01/41, Pool #AJ7696 144,533
361,440 3.50%, 6/01/42, Pool #AB5373 339,027
329,466 3.50%, 5/01/43, Pool #AB9368 308,657
623,239 3.50%, 5/01/43, Pool #AL3605 578,435
877,142 3.50%, 8/01/43, Pool #AU0613 818,577
161,096 4.50%, 11/01/44, Pool #MA2100 157,880
530,720 4.50%, 1/01/45, Pool #MA2158 518,921
626,380 4.00%, 3/01/45, Pool #MA2217
(c)
595,157
564,253 4.00%, 6/01/46, Pool #MA2653 534,725
492,163 4.50%, 7/01/46, Pool #AS7568 480,512
674,912 4.00%, 11/01/46, Pool #MA2808 639,417
829,200 4.00%, 5/01/47, Pool #BE9598 778,390
1,158,255 4.00%, 8/01/47, Pool #BH5117 1,096,736
2,898,839 4.00%, 4/01/48, Pool #BM3900 2,740,574
1,056,699 5.00%, 8/01/48, Pool #CA2219 1,055,465
2,663,042 3.00%, 11/01/48, Pool #BM5822 2,362,379
8,975,039 4.50%, 11/01/48, Pool #BM7046 8,799,267
3,710,338 3.50%, 10/01/49, Pool #CA4431 3,374,340
5,316,771 3.00%, 3/01/50, Pool #FM2714 4,655,703
9,223,800 3.00%, 3/01/50, Pool #FM2870 8,150,138

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Fannie Mae — (continued)
6,150,633 2.00%, 7/01/50, Pool #CA6301 4,933,278
7,584,805 2.50%, 9/01/50, Pool #BQ0538 6,348,391
13,739,745 3.50%, 9/01/50, Pool #FS5284 12,494,354
3,187,095 3.00%, 10/01/50, Pool #CA7381 2,771,073
4,185,022 4.00%, 8/01/51, Pool #FS8708 3,943,924
3,853,152 3.00%, 11/01/51, Pool #CB2170 3,343,867
10,035,820 3.50%, 4/01/52, Pool #FS1185 9,054,404
12,838,042 3.50%, 4/01/52, Pool #FS1475 11,705,392
1,637,078 4.00%, 5/01/52, Pool #FS1790 1,522,932
7,682,654 4.50%, 6/01/52, Pool #FS2157 7,434,935
5,815,492 4.50%, 11/01/52, Pool #FS3809 5,593,394
5,670,773 5.00%, 11/01/52, Pool #CB5278 5,583,761
6,573,644 5.50%, 3/01/53, Pool #FS3925 6,627,404
7,014,594 4.50%, 5/01/53, Pool #CB6304 6,747,586
14,165,962 5.00%, 5/01/53, Pool #FS4929 14,055,546
8,626,200 5.50%, 5/01/53, Pool #FS4571 8,690,377
8,550,309 6.00%, 6/01/53, Pool #FS6616 8,696,291
10,282,216 5.50%, 7/01/53, Pool #FS5589 10,330,867
6,105,419 6.00%, 7/01/53, Pool #FS5233 6,252,583
13,958,814 6.00%, 9/01/53, Pool #CB7124 14,404,201
12,213,245 6.00%, 4/01/54, Pool #FA0566 12,464,107
$ 218,662,811
Federal Farm Credit Banks Funding Corp. — 0.29%
5,325,000 2.40%, 3/24/36 4,284,677
—
Freddie Mac — 9.59%
84 5.00%, 7/01/25, Pool #ZA1892 84
29,062 2.50%, 1/01/28, Pool #ZK4918 28,484
135,985 3.50%, 7/01/30, Pool #ZS8575 134,327
22,410 5.00%, 3/01/36, Pool #ZS4230 22,748
733,212 4.00%, 4/01/36, Pool #ZA2413 724,674
6,688 5.00%, 7/01/36, Pool #ZS1139 6,793
555,237 3.50%, 8/01/36, Pool #ZA2425 536,647
73,301 6.50%, 9/01/36, Pool #ZS4257 77,118
1,364,411 3.50%, 11/01/36, Pool #ZA2439 1,317,360

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Freddie Mac — (continued)
32,631 5.00%, 2/01/37, Pool #ZI5759 33,157
1,089,531 4.00%, 5/01/37, Pool #ZA2461 1,072,976
27,438 4.50%, 10/01/39, Pool #ZI9349 27,152
3,796,348 3.00%, 5/01/40, Pool #RB5049 3,543,286
85,128 5.00%, 6/01/40, Pool #ZA1049 86,187
215,069 5.00%, 7/01/40, Pool #ZJ0194 217,744
26,084 5.00%, 9/01/40, Pool #ZA1066 26,409
5,276,404 2.00%, 12/01/40, Pool #RB5090 4,554,183
311,823 4.00%, 12/01/42, Pool #ZS3671 299,210
237,330 3.50%, 5/01/43, Pool #ZL5915 222,391
120,878 4.00%, 5/01/44, Pool #ZA4468 115,002
63,497 4.00%, 7/01/44, Pool #ZS4573 60,528
115,397 4.00%, 9/01/44, Pool #ZL8439 108,527
1,417,112 3.50%, 1/01/45, Pool #ZL8964 1,323,192
1,276,620 3.50%, 5/01/46, Pool #ZS4663 1,179,093
362,443 4.00%, 8/01/46, Pool #ZS4673 343,419
862,495 3.50%, 9/01/46, Pool #ZS4678 798,910
1,984,154 3.50%, 9/01/47, Pool #ZM4305 1,825,484
534,454 3.50%, 1/01/48, Pool #ZM5375 490,280
441,663 4.00%, 2/01/48, Pool #ZT1639 418,253
431,177 4.00%, 6/01/48, Pool #ZT0541 408,277
2,164,278 3.00%, 11/01/49, Pool #QA4336 1,899,071
1,917,013 3.50%, 6/01/50, Pool #RA2794 1,744,826
8,002,778 2.50%, 7/01/50, Pool #RA2970 6,706,707
196,349 3.00%, 1/01/51, Pool #SD8123 171,063
1,100,514 3.00%, 12/01/51, Pool #SD8184 960,978
4,495,667 3.50%, 4/01/52, Pool #RA7191 4,068,821
8,900,723 4.00%, 5/01/52, Pool #RA7306 8,329,293
10,492,148 3.50%, 6/01/52, Pool #SD2670 9,618,245
9,000,429 4.00%, 8/01/52, Pool #SD3617 8,478,349
8,465,089 4.50%, 8/01/52, Pool #SD1515 8,141,789
8,575,722 5.00%, 9/01/52, Pool #RA7936 8,486,257
8,156,501 5.00%, 10/01/52, Pool #SD1710 8,033,869
8,378,762 5.50%, 2/01/53, Pool #QF8052 8,430,503
10,515,084 4.00%, 3/01/53, Pool #SD3107 9,839,953

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Freddie Mac — (continued)
2,692,887 5.00%, 3/01/53, Pool #SD2390 2,653,294
14,452,135 5.50%, 3/01/53, Pool #SD2774 14,576,812
5,058,235 6.00%, 5/01/53, Pool #SD3072 5,182,184
9,716,552 5.00%, 8/01/53, Pool #SD3814 9,599,477
1,506,306 5.00%, 9/01/53, Pool #SD4220 1,492,134
4,214,006 5.50%, 12/01/54, Pool #SD6940 4,236,771
$ 142,652,291
Ginnie Mae I — 0.00%
43,758 5.00%, 2/15/40, Pool #737037 44,293
Ginnie Mae II — 0.35%
5,579,490 4.00%, 7/20/52, Pool #786280 5,206,669
Total (Cost $385,685,175) 370,850,741
Principal Amount Fair Value
U.S. GOVERNMENT & AGENCIES — 4.30%
4,369,215 Fannie Mae, 2.50% , 11/01/50 3,672,290
13,227,820 Fannie Mae, 2.50% , 6/01/52 11,151,881
24,409,287 Fannie Mae, 3.00% , 6/01/52 21,367,305
13,527,256 Fannie Mae, 6.00% , 6/01/54 13,831,631
6,911,534 Fannie Mae, 5.50% , 11/01/54 6,930,974
7,105,556 Fannie Mae, 5.00% , 5/01/55 6,975,235
Total (Cost $64,061,860) 63,929,316
Principal Amount Fair Value
U.S. TREASURY BONDS & NOTES — 20.92%
10,638,400 United States Treasury Bond, 2.63% , 2/15/29 10,244,862
24,876,300 United States Treasury Bond, 4.00% , 2/28/30 25,118,261
111,043,700 United States Treasury Bond, 4.13% , 11/15/32
(c)
111,811,464
36,483,500 United States Treasury Bond, 4.00% , 2/15/34 36,102,988
81,655,700 United States Treasury Bond, 2.50% , 2/15/45 57,484,337
65,822,200 United States Treasury Bond, 1.38% , 8/15/50 32,453,430
41,583,100 United States Treasury Bond, 4.25% , 8/15/54 37,973,817
Total (Cost $310,141,129) 311,189,159

Sterling Capital Total Return Bond Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Shares Fair Value
MONEY MARKET FUNDS — 1.05%
15,603,941
Federated Hermes Treasury Obligations Fund,
Institutional Shares, 4.18%
(e)
15,603,941
Total Money Market Funds
(Cost $15,603,941) $ 15,603,941
Total Investments— 99.91%
(Cost $1,504,598,671) 1,486,310,534
Other Assets in Excess of Liabilities — 0.09% 1,403,129
NET ASSETS — 100.00% $ 1,487,713,663
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2025. The maturity date reflected is the final maturity date.
(c) All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended June 30, 2025 is $88,458,931, which represents 5.9% of net assets.
(d) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(e) Represents the current yield as of report date.
GMTN Global Medium Term Note
G.O. General Obligation
MTN Medium Term Note
STEP Step Coupon Bond

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments
June 30, 2025 (Unaudited)
c
Principal Amount Fair Value
CORPORATE BONDS — 90.40%
AEROSPACE & DEFENSE — 3.57%
$ 196,000 Howmet Aerospace, Inc., 5.95%, 2/01/37 $ 208,109
139,000 RTX Corp., 4.45%, 11/16/38 128,085
268,000 Boeing Co. (The), 5.71%, 5/01/40 264,768
212,000 RTX Corp., 2.82%, 9/01/51 130,973
194,000 Lockheed Martin Corp., 4.15%, 6/15/53 153,957
207,000 L3Harris Technologies, Inc., 5.60%, 7/31/53 202,559
111,000 RTX Corp., 6.40%, 3/15/54 121,671
294,000 Boeing Co. (The), 6.86%, 5/01/54 321,847
125,000 Boeing Co. (The), 5.93%, 5/01/60 118,820
1,650,789
ASSET MANAGEMENT — 0.57%
95,000 Blue Owl Finance LLC, Series C10, 4.13%, 10/07/51 64,805
97,000 KKR Group Finance Co. X LLC, 3.25%, 12/15/51
(a)
62,209
146,000 Ares Management Corp., 5.60%, 10/11/54 137,784
264,798
AUTOMOTIVE — 0.44%
67,000 General Motors Financial Co. Inc., 6.10%, 1/07/34 68,958
173,000 Ford Motor Co., 4.75%, 1/15/43 133,028
201,986
BANKS — 7.30%
143,000 Morgan Stanley, 2.48%, 9/16/36 121,512
114,000 Bank of America Corp., 2.48%, 9/21/36
(b)
96,598
96,000 Fifth Third Bancorp, 8.25%, 3/01/38 114,981
187,000 Bank of America Corp., 4.24%, 4/24/38
(b)
170,257
100,000 HSBC Holdings PLC, 6.80%, 6/01/38 108,403
264,000 Morgan Stanley, 3.97%, 7/22/38
(b)
229,878
122,000 JPMorgan Chase & Co., 3.88%, 7/24/38 (TSFR3M +
162 bps)
(b)
107,599
81,000 Citigroup, Inc., 3.88%, 1/24/39 69,820
128,000 Westpac Banking Corp., 2.96%, 11/16/40 94,731
66,000 Citigroup, Inc., 5.32%, 3/26/41
(b)
64,370
365,000 JPMorgan Chase & Co., 3.11%, 4/22/41 (TSFR3M +
246 bps)
(b)
279,749
143,000 Wells Fargo & Co., 3.07%, 4/30/41
(b)
108,061
362,000 Bank of America Corp. MTN, 2.68%, 6/19/41
(b)
258,198
56,000 Citigroup, Inc., 5.88%, 1/30/42 57,895
153,000 JPMorgan Chase & Co., 3.16%, 4/22/42
(b)
115,368
204,000 Barclays PLC, 3.33%, 11/24/42 (H15T1Y + 130 bps)
(b)
151,438
363,000 Wells Fargo & Co., 5.38%, 11/02/43 344,215
93,000 JPMorgan Chase & Co., 5.53%, 11/29/45
(b)
93,207
200,000 Lloyds Banking Group PLC, 3.37%, 12/14/46 142,509
161,000 JPMorgan Chase & Co., 4.26%, 2/22/48 135,649
136,000 Charles Schwab Corp. (The), Series H, 4.00%, 12/31/49
(H15T10Y + 307.90 bps)
(b)(c)
126,162

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
BANKS — (continued)
$ 232,000 Bank of America Corp. MTN, 4.33%, 3/15/50
(TSFR3M + 178 bps)
(b)
$ 192,673
117,000 Wells Fargo & Co. MTN, 5.01%, 4/04/51 (TSFR3M +
450 bps)
(b)
106,531
113,000 S&P Global, Inc., 3.70%, 3/01/52 85,419
3,375,223
BEVERAGES — 2.91%
144,000 Diageo Capital PLC, 3.88%, 4/29/43 115,819
317,000 Anheuser-Busch Cos. LLC, 4.90%, 2/01/46 (FIXED) 290,575
200,000 Bacardi Ltd., 5.30%, 5/15/48
(a)
175,994
379,000 Anheuser-Busch InBev Worldwide Inc., 5.55%, 1/23/49 376,126
214,000 Constellation Brands, Inc., 3.75%, 5/01/50 155,672
96,000 PepsiCo, Inc., 2.75%, 10/21/51 59,892
194,000 PepsiCo, Inc., 4.65%, 2/15/53 171,025
1,345,103
BIOTECH & PHARMA — 1.99%
110,000 Wyeth LLC, 5.95%, 4/01/37 117,330
187,000 Pfizer Investment Enterprises Pte Ltd., 5.11%, 5/19/43 178,327
200,000 Roche Holdings, Inc., 2.61%, 12/13/51
(a)
122,260
190,000 CSL Finance PLC, 4.75%, 4/27/52
(a)
162,994
200,000 Roche Holdings Inc., 5.22%, 3/08/54
(a)
193,974
91,000 CSL Finance PLC, 5.42%, 4/03/54
(a)
85,974
59,000 AbbVie Inc., 5.60%, 3/15/55 59,021
919,880
BIOTECHNOLOGY — 3.06%
134,000 AbbVie, Inc., 4.05%, 11/21/39 117,452
192,000 Gilead Sciences, Inc., 2.60%, 10/01/40 137,754
56,000 Amgen, Inc., 5.15%, 11/15/41 52,771
131,000 AbbVie, Inc., 4.40%, 11/06/42 115,183
260,000 Amgen, Inc., 5.60%, 3/02/43 257,923
90,000 Baxalta, Inc., 5.25%, 6/23/45 84,033
149,000 AbbVie, Inc., 4.45%, 5/14/46 128,256
218,000 Amgen, Inc., 5.65%, 3/02/53 212,854
114,000 Amgen, Inc., 2.77%, 9/01/53 67,605
116,000 AbbVie, Inc., 5.40%, 3/15/54 112,793
171,000 Amgen, Inc., 4.40%, 2/22/62 133,478
1,420,102
CABLE & SATELLITE — 2.03%
190,000 Time Warner Cable LLC, 6.55%, 5/01/37 196,236
103,000 Time Warner Cable LLC, 5.88%, 11/15/40 98,886
315,000 Charter Communications Operating LLC, 6.48%,
10/23/45 312,116
141,000 Charter Communications Operating LLC, 6.83%,
10/23/55 144,294

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
CABLE & SATELLITE — (continued)
$ 269,000 Charter Communications Operating LLC, 4.40%,
12/01/61 $ 188,619
940,151
CAPITAL MARKETS — 0.93%
146,000 Goldman Sachs Group, Inc. (The), 6.75%, 10/01/37 160,276
106,000 Jefferies Financial Group, Inc., 6.50%, 1/20/43 110,594
193,000 Intercontinental Exchange, Inc., 4.25%, 9/21/48 157,511
428,381
CHEMICALS — 0.23%
52,000 Dow Chemical Co. (The), 4.38%, 11/15/42 42,313
88,000 LYB International Finance III LLC, 4.20%, 5/01/50 65,208
107,521
COMMERCIAL SERVICES & SUPPLIES — 0.24%
175,000 Republic Services, Inc., 2.95%, 1/15/52 111,502
COMMUNICATIONS EQUIPMENT — 0.10%
48,000 Cisco Systems, Inc., 5.30%, 2/26/54 46,549
CONSTRUCTION MATERIALS — 0.35%
106,000 Vulcan Materials Co., 4.50%, 6/15/47 89,428
88,000 Martin Marietta Materials, Inc., 4.25%, 12/15/47 71,395
160,823
CONTAINERS & PACKAGING — 0.66%
27,000 Packaging Corp. of America, 4.05%, 12/15/49 20,632
139,000 Packaging Corp. of America, 3.05%, 10/01/51 87,016
200,000 Smurfit Kappa Treasury ULC, 5.78%, 4/03/54 197,357
305,005
DIVERSIFIED FINANCIAL SERVICES — 0.49%
140,000 Corebridge Financial, Inc., 4.40%, 4/05/52 111,852
116,000 Apollo Global Management, Inc., 5.80%, 5/21/54 114,560
226,412
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.84%
289,000 AT&T, Inc., 4.50%, 5/15/35 275,385
204,000 Verizon Communications, Inc., 5.25%, 3/16/37 203,025
127,000 Verizon Communications, Inc., 2.65%, 11/20/40 89,595
149,000 Verizon Communications, Inc., 3.40%, 3/22/41 114,929
287,000 AT&T, Inc., 3.50%, 6/01/41 225,142
150,000 Deutsche Telekom AG, 3.63%, 1/21/50
(a)
108,943
345,000 AT&T, Inc., 3.65%, 9/15/59 231,462
547,000 AT&T, Inc., 3.85%, 6/01/60 382,471
213,000 Verizon Communications, Inc., 3.70%, 3/22/61 147,004
1,777,956
ELECTRIC UTILITIES — 13.80%
74,000 Appalachian Power Co., 5.80%, 10/01/35 75,592
66,000 Commonwealth Edison Co., 5.90%, 3/15/36 70,492
68,000 Florida Power & Light Co., 5.85%, 5/01/37 69,916

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
ELECTRIC UTILITIES — (continued)
$ 124,000 Duke Energy Carolinas LLC, 6.10%, 6/01/37 $ 131,924
74,000 Duke Energy Florida LLC, 6.35%, 9/15/37 80,875
140,000 Public Service Electric & Gas Co. MTN, 5.38%,
11/01/39 142,135
107,000 Massachusetts Electric Co., 5.90%, 11/15/39
(a)
109,610
65,000 Puget Sound Energy, Inc., 5.64%, 4/15/41 64,356
100,000 Florida Power & Light Co., 4.13%, 2/01/42 84,954
161,000 Virginia Electric and Power Co., 4.00%, 1/15/43 129,700
110,000 MidAmerican Energy Co., 4.80%, 9/15/43 100,211
184,000 Consolidated Edison Co. of New York, Inc., 4.45%,
3/15/44 158,466
76,000 Exelon Corp., 5.10%, 6/15/45 69,037
125,000 Exelon Corp., 4.45%, 4/15/46 103,369
223,000 Duke Energy Indiana LLC, 3.75%, 5/15/46 168,904
120,000 Duke Energy Ohio, Inc., 3.70%, 6/15/46 89,613
124,000 FirstEnergy Corp., 4.85%, 7/15/47 105,366
118,000 DTE Electric Co., 3.75%, 8/15/47 89,795
100,000 Alabama Power Co., 3.70%, 12/01/47
(d)
76,168
113,000 Connecticut Light and Power Co. (The), 4.00%, 4/01/48 88,652
79,000 Consolidated Edison Co. of New York, Inc., 4.65%,
12/01/48 67,064
83,000 CenterPoint Energy Houston Electric LLC, 4.25%,
2/01/49 66,617
80,000 FirstEnergy Transmission LLC, 4.55%, 4/01/49
(a)
67,808
141,000 San Diego Gas & Electric Co., 4.10%, 6/15/49 108,150
245,000 Entergy Texas, Inc., 3.55%, 9/30/49 171,126
137,000 Union Electric Co., 3.25%, 10/01/49 93,441
230,000 Xcel Energy, Inc., 3.50%, 12/01/49 157,522
290,000 Georgia Power Co., 3.70%, 1/30/50 216,143
172,000 AEP Transmission Co. LLC, 3.65%, 4/01/50
(d)
126,062
132,000 San Diego Gas & Electric Co., 3.32%, 4/15/50 88,515
161,000 Baltimore Gas and Electric Co., 2.90%, 6/15/50 100,669
235,000 CenterPoint Energy Houston Electric LLC, 2.90%,
7/01/50
(d)
150,470
113,000 Berkshire Hathaway Energy Co., 4.25%, 10/15/50 90,270
155,000 Commonwealth Edison Co., 3.13%, 3/15/51 102,416
178,000 Duke Energy Progress LLC, 2.90%, 8/15/51 110,634
134,000 PECO Energy Co., 2.85%, 9/15/51 84,385
133,000 Puget Sound Energy, Inc., 2.89%, 9/15/51 82,335
147,000 DTE Electric Co., 3.65%, 3/01/52 108,037
55,000 Northern States Power Co., 4.50%, 6/01/52 46,693
109,000 MidAmerican Energy Co., 2.70%, 8/01/52 67,472
178,000 Duke Energy Corp., 5.00%, 8/15/52 156,053
109,000 Oncor Electric Delivery Co. LLC, 4.95%, 9/15/52 96,640
93,000 Duke Energy Carolinas LLC, 5.35%, 1/15/53 89,169

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
ELECTRIC UTILITIES — (continued)
$ 204,000 Southern California Edison Co., 5.70%, 3/01/53 $ 183,004
70,000 Union Electric Co., 5.45%, 3/15/53 67,533
150,000 Indiana Michigan Power Co., 5.63%, 4/01/53 147,230
123,000 Berkshire Hathaway Energy Co., 4.60%, 5/01/53 102,786
78,000 Public Service Electric and Gas Co., 5.45%, 8/01/53 76,482
81,000 Entergy Texas, Inc., 5.80%, 9/01/53 79,829
92,000 Duke Energy Corp., 6.10%, 9/15/53 93,572
68,000 Southern California Edison Co., 5.88%, 12/01/53 62,069
69,000 Duke Energy Carolinas LLC, 5.40%, 1/15/54 66,359
162,000 NextEra Energy Capital Holdings, Inc., 5.55%, 3/15/54 155,814
204,000 Entergy Louisiana LLC, 5.70%, 3/15/54 201,307
91,000 Public Service Electric and Gas Co., 5.50%, 3/01/55 89,744
114,000 Duke Energy Progress LLC, 5.55%, 3/15/55 111,428
229,000 Virginia Electric and Power Co., 5.65%, 3/15/55 225,547
35,000 Entergy Mississippi LLC, 5.80%, 4/15/55 35,020
22,000 DTE Electric Co., 5.85%, 5/15/55 22,524
80,000 Florida Power & Light Co., 5.80%, 3/15/65 81,115
145,000 Dominion Energy South Carolina, Inc., 5.10%, 6/01/65 129,756
6,387,945
ENERGY EQUIPMENT & SERVICES — 0.17%
84,000 Halliburton Co., 4.85%, 11/15/35 80,847
EQUITY REAL ESTATE -INVESTMENT TRUSTS -(REITS) — 0.24%
161,000 NNN REIT, Inc., 3.50%, 4/15/51 110,410
FINANCIAL SERVICES — 1.03%
82,000 Blackstone Holdings Finance Co. LLC, 6.25%,
8/15/42
(a)
85,158
69,000 Carlyle Holdings II Finance LLC, 5.63%, 3/30/43
(a)
66,096
70,000 KKR Group Finance Co. III LLC, 5.13%, 6/01/44
(a)
63,533
200,000 UBS Group AG, 5.38%, 9/06/45 (USISSO01 + 186
bps)
(a)(b)
192,820
37,000 BlackRock Funding, Inc., 5.25%, 3/14/54 35,483
33,000 BlackRock Funding, Inc., 5.35%, 1/08/55 32,163
475,253
FOOD — 1.87%
221,000 Kraft Heinz Foods Co., 6.88%, 1/26/39 244,480
150,000 Nestle Holdings, Inc., 2.50%, 9/14/41
(a)
103,967
71,000 Cargill, Inc., 4.76%, 11/23/45
(a)
63,373
105,000 Kraft Heinz Foods Co., 4.88%, 10/01/49 90,151
76,000 Cargill, Inc., 4.38%, 4/22/52
(a)
62,082
304,000 Mars, Inc., 5.70%, 5/01/55
(a)
303,257
867,310
FOOD & STAPLES RETAILING — 0.24%
157,000 Kenvue, Inc., 2.50%, 9/22/41 110,874

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
GAS & WATER UTILITIES — 0.43%
$ 309,000 Southern Co Gas Capital Corp., 3.15%, 9/30/51 $ 197,441
GAS UTILITIES — 0.16%
88,000 Atmos Energy Corp., 4.13%, 10/15/44 72,872
HEALTH CARE EQUIPMENT & SUPPLIES — 0.54%
84,000 Stryker Corp., 4.63%, 3/15/46 74,311
70,000 Abbott Laboratories, 4.90%, 11/30/46
(d)
66,257
100,000 GE HealthCare Technologies, Inc., 6.38%, 11/22/52 107,742
248,310
HEALTH CARE FACILITIES & SERVICES — 1.16%
218,000 UnitedHealth Group Inc., 2.75%, 5/15/40 158,161
169,000 HCA, Inc., 5.50%, 6/15/47 157,045
162,000 HCA, Inc., 3.50%, 7/15/51 107,313
116,000 HCA, Inc., 6.00%, 4/01/54 113,483
536,002
HEALTH CARE PROVIDERS & SERVICES — 1.80%
226,000 UnitedHealth Group, Inc., 3.50%, 8/15/39 182,384
229,000 CVS Health Corp., 5.13%, 7/20/45 202,805
154,000 UnitedHealth Group, Inc., 3.75%, 10/15/47 114,641
194,000 Elevance Health, Inc., 4.38%, 12/01/47 158,568
70,000 CVS Health Corp., 5.88%, 6/01/53 66,883
123,000 UnitedHealth Group, Inc., 4.95%, 5/15/62 105,552
830,833
HOTELS, RESTAURANTS & LEISURE — 0.96%
173,000 McDonald's Corp., 4.88%, 12/09/45 156,020
185,000 McDonald's Corp., 3.63%, 9/01/49 134,188
224,000 Starbucks Corp., 3.50%, 11/15/50 155,949
446,157
HOUSEHOLD PRODUCTS — 0.42%
250,000 Haleon US Capital LLC, 4.00%, 3/24/52 193,005
INDEPENDENT POWER/RENEWABLE ELECTRICITY PRODUCERS — 0.13%
70,000 Tennessee Valley Authority, 4.25%, 9/15/52 58,194
INSURANCE — 5.26%
119,000 SBL Holdings, Inc., 7.20%, 10/30/34
(a)
113,749
91,000 New York Life Insurance Co., 6.75%, 11/15/39
(a)
102,185
57,000 Transatlantic Holdings, Inc., 8.00%, 11/30/39 71,592
116,000 Teachers Insurance & Annuity Ass. of America, 6.85%,
12/16/39
(a)
130,599
123,000 Enstar Finance LLC, 5.50%, 1/15/42 (H15T5Y +
400.60 bps)
(b)
120,989
76,000 Securian Financial Group, Inc., 4.80%, 4/15/48
(a)
65,980
76,000 Berkshire Hathaway Finance Corp., 4.20%, 8/15/48 63,776
154,000 New York Life Insurance Co., 3.75%, 5/15/50
(a)
113,767
132,000 Pacific LifeCorp, 3.35%, 9/15/50
(a)
88,951

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
INSURANCE — (continued)
$ 130,000 Prudential Financial, Inc., 3.70%, 10/01/50 (H15T5Y +
303.50 bps)
(b)
$ 118,576
162,000 Northwestern Mutual Life Insurance Co. (The), 3.45%,
3/30/51
(a)
112,096
96,000 Fidelity National Financial, Inc., 3.20%, 9/17/51 58,988
173,000 Global Atlantic Fin Co., 4.70%, 10/15/51 (H15T5Y +
379.60 bps)
(a)(b)
169,825
60,000 Berkshire Hathaway Finance Corp., 3.85%, 3/15/52 46,429
134,000 Athene Holding Ltd., 3.45%, 5/15/52 85,128
113,000 Aon North America, Inc., 5.75%, 3/01/54 111,355
91,000 Global Atlantic Fin Co., 6.75%, 3/15/54
(a)
93,226
158,000 Athene Holding Ltd., 6.25%, 4/01/54 155,932
164,000 Corebridge Financial, Inc., 6.38%, 9/15/54 (H15T5Y +
264.60 bps)
(b)
163,455
165,000 Athene Holding Ltd., 6.63%, 10/15/54
(b)
162,426
36,000 Northwestern Mutual Life Insurance Co. (The), 6.17%,
5/29/55
(a)
37,593
150,000 W R Berkley Corp., 3.15%, 9/30/61 92,108
76,000 Guardian Life Insurance Co. of America (The), 4.88%,
6/19/64
(a)
65,225
115,000 New York Life Insurance Co., 4.45%, 5/15/69
(a)
89,512
2,433,462
INTERACTIVE MEDIA & SERVICES — 0.68%
213,000 Meta Platforms, Inc., 4.45%, 8/15/52 179,582
48,000 Meta Platforms, Inc., 5.40%, 8/15/54 46,812
89,000 Meta Platforms, Inc., 5.75%, 5/15/63 89,966
316,360
INTERNET & DIRECT MARKETING RETAIL — 0.80%
225,000 Amazon.com, Inc., 2.50%, 6/03/50 135,227
411,000 Amazon.com, Inc., 2.70%, 6/03/60 236,042
371,269
IT SERVICES — 0.59%
129,000 Visa, Inc., 4.30%, 12/14/45 112,136
198,000 Fiserv, Inc., 4.40%, 7/01/49 162,100
274,236
MACHINERY — 0.66%
108,000 Deere & Co., 3.90%, 6/09/42 91,964
111,000 Caterpillar, Inc., 3.80%, 8/15/42 91,712
87,000 Cummins, Inc., 5.45%, 2/20/54 84,249
36,000 Caterpillar Inc., 5.50%, 5/15/55 35,880
303,805
MEDIA — 1.10%
229,000 Comcast Corp., 3.25%, 11/01/39 179,407
182,000 Comcast Corp., 2.80%, 1/15/51 109,129
117,000 Comcast Corp., 2.89%, 11/01/51 71,204

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
MEDIA — (continued)
$ 158,000 Comcast Corp., 5.50%, 5/15/64 $ 147,143
506,883
METALS & MINING — 1.08%
70,000 Newmont Corp., 4.88%, 3/15/42 64,886
142,000 Southern Copper Corp., 5.88%, 4/23/45 140,408
169,000 Steel Dynamics, Inc., 3.25%, 10/15/50 111,413
120,000 Rio Tinto Finance USA PLC, 5.75%, 3/14/55 120,149
107,000 Nucor Corp., 2.98%, 12/15/55 65,087
501,943
MULTI-UTILITIES — 1.44%
207,000 Sempra, 3.80%, 2/01/38 171,290
169,000 Dominion Energy, Inc., 3.30%, 4/15/41 124,737
95,000 CMS Energy Corp., 4.70%, 3/31/43 82,263
117,000 NiSource, Inc., 4.80%, 2/15/44 103,270
121,000 CMS Energy Corp., 3.75%, 12/01/50 108,763
93,000 Dominion Energy, Inc., 4.85%, 8/15/52 78,575
668,898
OIL & GAS PRODUCERS — 4.61%
40,000 Woodside Finance Ltd., 6.00%, 5/19/35 40,830
89,000 TransCanada PipeLines Ltd., 6.20%, 10/15/37 93,179
110,000 Enterprise Products Operating LLC, 6.13%, 10/15/39 117,116
100,000 Cheniere Corpus Christi Holdings LLC, 2.74%,
12/31/39 81,389
84,000 Enterprise Products Operating LLC, 6.45%, 9/01/40 92,090
94,000 BP Capital Markets America, Inc., 3.06%, 6/17/41 69,382
132,000 APA Corp., 5.25%, 2/01/42
(a)
105,588
105,000 Shell Finance US, Inc., 4.55%, 8/12/43 92,597
80,000 Eastern Gas Transmission & Storage, Inc., 4.80%,
11/01/43 69,391
97,000 DCP Midstream Operating LP, 5.60%, 4/01/44 88,495
109,000 Plains All American Pipeline LP/PAA Finance Corp.,
4.70%, 6/15/44 90,386
165,000 APA Corp., 5.35%, 7/01/49
(a)
130,972
227,000 Enterprise Products Operating LLC, 3.30%, 2/15/53 150,104
158,000 Woodside Finance Ltd., 5.70%, 9/12/54 142,674
150,000 Aker BP ASA, 5.80%, 10/01/54
(a)
136,745
80,000 ConocoPhillips Co., 4.03%, 3/15/62 57,603
200,000 Saudi Arabian Oil Co., 5.88%, 7/17/64
(a)
182,619
167,000 TotalEnergies Capital SA, 5.43%, 9/10/64 (FIXED) 156,236
254,000 ONEOK, Inc., 5.85%, 11/01/64 235,478
2,132,874
OIL, GAS & CONSUMABLE FUELS — 4.03%
120,000 MPLX LP, 4.50%, 4/15/38 106,131
56,000 Energy Transfer LP, 7.50%, 7/01/38 64,027
290,000 Exxon Mobil Corp., 4.23%, 3/19/40 259,352

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
OIL, GAS & CONSUMABLE FUELS — (continued)
$ 73,000 Williams Cos. Inc. (The), 6.30%, 4/15/40 $ 77,488
43,000 Equinor ASA, 5.10%, 8/17/40 42,408
158,000 Kinder Morgan Energy Partners LP, 5.63%, 9/01/41 151,785
211,000 Energy Transfer LP, 5.00%, 5/15/44 181,817
126,000 Energy Transfer LP, 5.35%, 5/15/45 113,477
72,000 Kinder Morgan, Inc., 5.55%, 6/01/45 67,918
93,000 MPLX LP, 5.20%, 12/01/47 80,998
82,000 MPLX LP, 4.70%, 4/15/48 66,525
63,000 Energy Transfer LP, 5.00%, 5/15/50 52,647
69,000 ONEOK, Inc., 7.15%, 1/15/51 74,305
80,000 MPLX LP, 4.95%, 3/14/52 66,230
88,000 Diamondback Energy, Inc., 4.25%, 3/15/52 66,218
86,000 Targa Resources Corp., 6.25%, 7/01/52 85,164
88,000 Kinder Morgan, Inc., 5.45%, 8/01/52 81,055
89,000 ONEOK, Inc., 6.63%, 9/01/53 92,495
70,000 Energy Transfer LP, 5.95%, 5/15/54 66,591
72,000 Diamondback Energy, Inc., 5.90%, 4/18/64 66,638
1,863,269
PERSONAL PRODUCTS — 0.29%
144,000 Kenvue, Inc., 5.05%, 3/22/53 133,941
PHARMACEUTICALS — 1.36%
158,000 Bristol-Myers Squibb Co., 2.35%, 11/13/40 108,435
96,000 Zoetis, Inc., 4.70%, 2/01/43 87,714
166,000 Bristol-Myers Squibb Co., 4.25%, 10/26/49 134,590
207,000 Bristol-Myers Squibb Co., 2.55%, 11/13/50 120,801
88,000 Merck & Co., Inc., 2.75%, 12/10/51 54,076
116,000 Bristol-Myers Squibb Co., 6.40%, 11/15/63 125,654
631,270
REIT — 1.85%
157,000 American Tower Trust, Series 2018-1, Class A, 3.65%,
3/15/28
(a)
153,376
113,000 UDR, Inc., 3.10%, 11/01/34 95,143
135,000 Kimco Realty OP LLC, 4.25%, 4/01/45 110,853
88,000 Simon Property Group LP, 3.25%, 9/13/49 58,892
40,000 Mid-America Apartments LP, 2.88%, 9/15/51 25,169
146,000 American Homes 4 Rent LP, 4.30%, 4/15/52 113,597
71,000 Prologis LP, 5.25%, 6/15/53 66,588
70,000 Public Storage Operating Co., 5.35%, 8/01/53 67,180
77,000 VICI Properties LP, 6.13%, 4/01/54 75,692
94,000 Realty Income Corp., 5.38%, 9/01/54 90,105
856,595
RETAIL - DISCRETIONARY — 0.24%
110,000 ERAC USA Finance LLC, 5.63%, 3/15/42
(a)
109,536

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
ROAD & RAIL — 1.36%
$ 92,000 CSX Corp., 6.00%, 10/01/36 $ 98,759
105,000 Union Pacific Corp., 3.60%, 9/15/37 91,202
31,000 Union Pacific Corp., 3.38%, 2/14/42 24,069
76,000 Norfolk Southern Corp., 3.95%, 10/01/42 62,075
87,000 CSX Corp., 4.30%, 3/01/48 72,198
56,000 Norfolk Southern Corp., 3.40%, 11/01/49 39,254
245,000 Union Pacific Corp., 2.95%, 3/10/52 156,308
100,000 CSX Corp., 4.50%, 11/15/52 84,337
628,202
SEMICONDUCTORS — 0.77%
177,000 Foundry JV Holdco LLC, 6.40%, 1/25/38
(a)
186,387
259,000 Intel Corp., 2.80%, 8/12/41 174,055
360,442
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.28%
145,000 Broadcom, Inc., 3.47%, 4/15/34
(a)
129,528
164,000 Broadcom, Inc., 3.50%, 2/15/41
(a)
129,977
201,000 Lam Research Corp., 2.88%, 6/15/50 129,857
123,000 Broadcom, Inc., 3.75%, 2/15/51
(a)
92,005
122,000 KLA Corp., 4.95%, 7/15/52 111,185
592,552
SOFTWARE — 3.15%
138,000 Oracle Corp., 3.80%, 11/15/37 118,133
111,000 Oracle Corp., 3.65%, 3/25/41 87,507
145,000 Oracle Corp., 4.00%, 7/15/46 111,831
128,000 Oracle Corp., 3.60%, 4/01/50 89,516
285,000 Microsoft Corp., 2.53%, 6/01/50 176,122
121,000 Oracle Corp., 3.95%, 3/25/51 89,309
173,000 Salesforce, Inc., 2.90%, 7/15/51 110,719
101,000 Oracle Corp., 6.90%, 11/09/52 112,346
114,000 Synopsys, Inc., 5.70%, 4/01/55 113,345
86,000 Oracle Corp., 4.38%, 5/15/55 67,314
129,000 Oracle Corp., 3.85%, 4/01/60 88,897
380,000 Microsoft Corp., 2.68%, 6/01/60 224,697
65,000 Oracle Corp., 6.13%, 8/03/65 65,066
1,454,802
SPECIALTY FINANCE — 0.51%
296,000 AerCap Ireland Capital DAC, 3.85%, 10/29/41 236,681
SPECIALTY RETAIL — 1.22%
117,000 Lowe's Cos, Inc., 5.00%, 4/15/40 109,794
141,000 Home Depot, Inc. (The), 3.13%, 12/15/49 95,152
262,000 Lowe's Cos, Inc., 3.50%, 4/01/51 179,452
291,000 Home Depot, Inc. (The), 2.75%, 9/15/51 178,274
562,672

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — (continued)
TECHNOLOGY HARDWARE — 0.34%
$ 79,000 Dell International LLC / EMC Corp., 5.40%, 4/15/34 $ 80,454
111,000 Dell International LLC / EMC Corp., 3.45%, 12/15/51 76,071
156,525
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.28%
191,000 Apple, Inc., 3.85%, 5/04/43 159,979
203,000 Apple, Inc., 3.85%, 8/04/46 164,309
180,000 Apple, Inc., 2.65%, 5/11/50 112,910
248,000 Apple, Inc., 2.70%, 8/05/51 155,123
592,321
TECHNOLOGY SERVICES — 0.14%
80,000 Kyndryl Holdings, Inc., 4.10%, 10/15/41 63,713
TELECOMMUNICATIONS — 1.63%
259,000 T-Mobile USA, Inc., 4.38%, 4/15/40 229,496
73,000 Telefonica Emisiones SA, 5.21%, 3/08/47 64,586
159,000 T-Mobile USA, Inc., 5.65%, 1/15/53 153,830
169,000 T-Mobile USA, Inc., 3.60%, 11/15/60 112,688
196,000 T-Mobile USA, Inc., 5.80%, 9/15/62 191,992
752,592
TOBACCO — 0.71%
271,000 Philip Morris International, Inc., 4.38%, 11/15/41 236,209
123,000 Altria Group, Inc., 3.88%, 9/16/46 90,969
327,178
TOBACCO & CANNABIS — 0.64%
69,000 BAT Capital Corp., 4.39%, 8/15/37 61,701
141,000 BAT Capital Corp., 4.54%, 8/15/47 113,903
109,000 BAT Capital Corp., 7.08%, 8/02/53 121,410
297,014
TRANSPORTATION & LOGISTICS — 1.13%
75,132 Polar Tankers, Inc., 5.95%, 5/10/37
(a)
78,285
88,000 Burlington Northern Santa Fe LLC, 4.95%, 9/15/41 82,803
172,000 Burlington Northern Santa Fe LLC, 4.90%, 4/01/44 160,646
214,000 Burlington Northern Santa Fe LLC, 5.20%, 4/15/54 202,544
524,278
WIRELESS TELECOMMUNICATION SERVICES — 0.59%
200,000 America Movil SAB de CV, 6.13%, 3/30/40 208,649
84,000 Vodafone Group PLC, 4.25%, 9/17/50 65,472
274,121
Total (Cost $44,655,003) 41,825,068
Principal Amount Fair Value
U.S. TREASURY BONDS & NOTES — 6.80%
169,200
United States Treasury Note, 4.00% , 2/15/34 167,435
713,400
United States Treasury Bond, 2.00% , 11/15/41 490,630

Sterling Capital Long Duration Corporate Bond Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
U.S. TREASURY BONDS & NOTES — (continued)
$ 3,536,200
United States Treasury Bond, 2.50% , 2/15/45 $ 2,489,430
Total (Cost $3,159,275) 3,147,495
Shares Fair Value
MONEY MARKET FUNDS — 1.43%
663,388 Federated Hermes Treasury Obligations Fund,
Institutional Shares, 4.18%
(e)
663,388
Total Money Market Funds
(Cost $663,388) 663,388
Total Investments— 98.74%
(Cost $48,527,666) 45,685,951
Other Assets in Excess of Liabilities — 1.26% 582,841
NET ASSETS — 100.00% $ 46,268,792
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2025. The maturity date reflected is the final maturity date.
(c) Security is perpetual in nature and has no stated maturity date.
(d) All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended June 30, 2025 is $258, 686, which represents 0.6% of net assets.
(e) Represents the current yield as of report date.
MTN Medium Term Note

Sterling Capital Quality Income Fund
Schedule of Investments
June 30, 2025 (Unaudited)
Principal Amount Fair Value
CORPORATE BONDS — 0.16%
REIT — 0.16%
$ 250,000 American Tower Trust, Series 2018-1, Class A, 3.65%,
3/15/28
(a)(b)
$ 244,229
Total (Cost $250,000) 244,229
Principal Amount Fair Value
ASSET BACKED SECURITIES — 14.31%
509,000 Carvana Auto Receivables Trust, Series P2 , Class B,
1.27%, 3/10/27 498,343
600,000 Carvana Auto Receivables Trust, Series P3 , Class B,
1.42%, 8/10/27 576,972
1,309,000
BANK5 Trust, Series 2024-5YR5 , 6.27%, 2/15/29 1,364,024
1,250,000 Avis Budget Rental Car Funding AESOP LLC, Series
4A , Class A, 5.49%, 6/20/29
(a)
1,283,466
415,000 OneMain Direct Auto Receivables Trust, Series 1A ,
Class A, 5.41%, 11/14/29
(a)
418,837
1,000,000 Avis Budget Rental Car Funding AESOP LLC, Series
8A , Class A, 6.02%, 2/20/30
(a)
1,045,223
1,000,000 Hertz Vehicle Financing III LLC, Series 4A , Class A,
6.15%, 3/25/30
(a)
1,042,713
29,296 United States Small Business Administration, Series
20D , Class 1, 4.36%, 4/01/30
(b)
29,266
1,316,006 Dryden Senior Loan Fund, Series 50A , Class A1R,
5.52%, 7/15/30 ((TSFR3M + 26.20 bps) + 100 bps)
(a)(c)
1,316,112
1,009,000 Dryden CLO Ltd., Series 53A , Class BR, –%,
1/15/31
(a)(c)(d)
1,009,000
994,000 Hertz Vehicle Financing III LLC, Series 2A , Class A,
5.48%, 1/27/31
(a)
1,010,572
78,024 Saxon Asset Securities Trust, Series 3 , Class M1,
5.33%, 12/26/34 (TSFR1M + 101 bps)
(c)
75,658
1,486,000 CIFC Funding 2021-VII Ltd., Series 7A , Class A1,
5.67%, 1/23/35
(a)
1,486,267
1,500,000 Neuberger Berman Loan Advisers CLO Ltd., Series
47A , Class A, 5.54%, 4/14/35 (TSFR3M + 130 bps)
(a)(c)
1,503,585
1,012,000 OneMain Financial Issuance Trust, Series 2A , Class A,
3.14%, 10/14/36
(a)(b)
986,875
232,466 BX Trust, Series 2021-RISE , Class C, 5.88%,
11/15/36
(a)
231,888
1,500,000 Reese Parl CLO Ltd., Series 1A , Class ARR, 5.58%,
1/15/38 (TSFR3M + 132 bps)
(a)(c)
1,505,070
1,326,845 Hilton Grand Vacations Trust, Series 2024-3A , Class
A, 4.98%, 8/27/40
(a)
1,339,941
468,809 Sierra Timeshare Receivables Funding LLC, Series 3A ,
Class A, 4.83%, 8/20/41
(a)
470,589

Sterling Capital Quality Income Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
ASSET BACKED SECURITIES — (continued)
$ 1,854,810 Tricon Residential Trust, Series 2025-SFR , Class A,
5.43%, 3/17/42 (TSFR1M + 110 bps)
(a)(c)
$ 1,855,100
914,130
MVW LLC, Series 2024-2 , Class A, 4.43%, 3/20/42
(a)
911,958
167,694 SoFi Professional Loan Program Trust, Series A , Class
A2FX, 2.54%, 5/15/46
(a)(b)
161,310
1,475,229 Government National Mortgage Association, Series 27 ,
Class AW, 5.89%, 2/20/51 1,518,659
51,000 BMO Mortgage Trust, Series 2023-5C1 , 7.12%,
8/15/56 54,095
178,000 BANK5 Trust, Series 2023-5YR3 , Class AS, 7.32%,
9/15/56
(c)
190,303
252,000 BANK5 Trust, Series 2024-5YR6 , Class A3, 6.23%,
5/15/57 265,306
240,000 BANK5 Trust, Series 2024-5YR6 , Class AS, 6.79%,
5/15/57
(c)
254,736
Total (Cost $22,352,796) 22,405,868
Principal Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.61%
318,473
FRESB Mortgage Trust, Series 2017-SB36, Class
A10F, 2.88%, 7/25/27
(b)
309,775
85,000
Benchmark Mortgage Trust, Series V6, Class A3,
5.93%, 3/15/29 88,684
553,000
Benchmark Mortgage Trust, Series V6, Class AS,
6.38%, 3/15/29 577,700
140,000
Freddie Mac Multifamily Structured Pass Through,
Series K159, Class A2, 3.95%, 11/25/30 138,287
9,192
CSFB Mortgage-Backed Pass-Through Certificates,
Series 1, Class 2A1, 6.50%, 2/25/34 9,192
22,345
CHL Mortgage Pass-Through Trust, Series 3, Class A4,
5.75%, 4/25/34 22,229
8,972
Citigroup Mortgage Loan Trust, Inc., Series NCM2,
Class 3CB2, 6.50%, 8/25/34 8,950
1,000,000
Freddie Mac Multifamily Structured Pass Through,
Series K1522, Class A2, 2.36%, 10/25/36 792,881
250,708
ELP Commercial Mortgage Trust, Series 2021-ELP,
Class C, 5.75%, 11/15/38
(a)
250,395
237,472
BX Commercial Mortgage Trust, Series 2021-ACNT,
Class C, 5.93%, 11/15/38
(a)
237,175
232,582
SMR Mortgage Trust, Series 2022-IND, Class A,
5.96%, 2/15/39
(a)
232,985
75,265
JP Morgan Chase Commercial Mortgage, Series C3,
Class B, 5.01%, 2/15/46
(a)(c)
72,743
6,415 COMM Mortgage Trust, 3.69%, 8/10/47 6,344
523 GS Mortgage Securities Trust, 3.93%, 9/12/47 521

Sterling Capital Quality Income Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
156,665
CSAIL Commercial Mortgage Trust, Series 2015-C3,
Class A4, 3.72%, 8/15/48
(b)
156,048
644,000
Wells Fargo Commercial Mortgage Trust, Series P2,
Class A4, 3.81%, 12/15/48 640,134
589,000
CD Mortgage Trust, Series 2016-CD2, Class A4,
3.53%, 11/10/49
(b)(c)
568,651
500,000
GS Mortgage Securities Trust, Series 2016-GS4, Class
A4, 3.44%, 11/15/49
(b)
491,251
185,000
JP Morgan Chase Commercial Mortgage, Series JP4,
Class A4, 3.65%, 12/15/49 182,067
500,000
Morgan Stanley Bank of America Merrill Lynch Trust,
Series C32, Class A4, 3.72%, 12/15/49
(b)
493,691
50,000
Wells Fargo Commercial Mortgage Trust, Series C37,
Class A5, 3.79%, 12/15/49 49,299
700,000
CD Mortgage Trust, Series 2017-CD3, Class A4,
3.63%, 2/10/50 673,750
250,000
COMM Mortgage Trust, Series COR2, Class A3,
3.51%, 9/10/50
(b)
243,765
300,000
Wells Fargo Commercial Mortgage Trust, Series C40,
Class A4, 3.58%, 10/15/50 293,841
435,000
Morgan Stanley Capital I Trust, Series H3, Class A5,
4.18%, 7/15/51 428,889
325,000
BBCMS Mortgage Trust, Series C7, Class A5, 2.04%,
4/15/53 288,053
64,000
GS Mortgage Securities Trust, Series GC47, Class A5,
2.38%, 5/12/53 57,690
220,800
Wells Fargo Commercial Mortgage Trust, Series C56,
Class A5, 2.45%, 6/15/53 200,314
589,492
Benchmark Mortgage Trust, Series B18, Class A5,
1.93%, 7/15/53 513,584
659,333
Morgan Stanley Capital I Trust, Series HR8, Class A4,
2.04%, 7/15/53 579,634
300,000
Wells Fargo Commercial Mortgage Trust, Series C58,
Class A4, 2.09%, 7/15/53 262,084
500,000
Wells Fargo Commercial Mortgage Trust, Series C57,
Class A4, 2.12%, 8/15/53 444,800
250,000
BANK Trust, Series 2020-BNK29, Class A4, 2.00%,
11/15/53 213,811
500,000
GS Mortgage Securities Trust, Series GSA2, Class A5,
2.01%, 12/12/53
(b)
435,456
1,250,000
Benchmark Mortgage Trust, Series B21, Class A5,
1.98%, 12/17/53
(b)
1,083,225
100,000
CFCRE Commercial Mortgage Trust, Series C7, Class
A3, 3.84%, 12/10/54 98,588

Sterling Capital Quality Income Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
80,000
Benchmark Mortgage Trust, Series V2, Class AS,
6.54%, 5/15/55 83,244
209,000
Benchmark Mortgage Trust, Series 2024-V7, Class A3,
6.23%, 5/15/56
(c)
220,113
167,000
Benchmark Mortgage Trust, Series 2024-V7, Class AS,
6.53%, 5/15/56 175,295
1,000,000
BANK5 Trust, Series 2023-5YR4, Class AS, 7.27%,
12/15/56
(c)
1,070,152
220,000
Benchmark Mortgage Trust, Series V5, Class A3,
5.81%, 1/10/57 228,366
75,000
BBCMS Mortgage Trust, Series 5C25, Class A3,
5.95%, 3/15/57 78,283
51,000
BBCMS Mortgage Trust, Series 5C25, Class AS,
6.36%, 3/15/57 53,302
436,141
Citigroup Commercial Mortgage Trust, Series GC33,
Class A4, 3.78%, 9/10/58 434,647
Total (Cost $14,422,290) $ 13,489,888
Principal Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 30.28%
151,895
Fannie Mae, Series 2013-91, Class DV, 3.00%,
10/25/26 150,632
215,000 Freddie Mac, Series 4097, Class CU, 1.50%, 8/15/27 207,353
496,755 Freddie Mac, Series 4136, Class HZ, 3.50%, 11/15/27 492,377
208,000 BANK5, Series 2023-5YR4, Class B, 7.61%, 12/15/28 223,634
298,191 Ginnie Mae, Series 79, Class V, 2.80%, 3/16/29 285,506
142,231 Freddie Mac Principal Strips, Series 219, –%, 3/01/32 128,710
44,753 Freddie Mac, Series 2485, Class WG, 6.00%, 8/15/32 46,636
119,000 Freddie Mac, Series 4160, Class HH, 2.50%, 12/15/32
(b)
112,328
112,478 Fannie Mae, Series 2003-21, Class OW, 4.00%, 3/25/33 109,425
28,006 Fannie Mae, Series 2003-19, Class AR, 5.50%, 3/25/33 28,897
108,006 Freddie Mac, Series 2768, Class PC, 4.00%, 3/15/34 104,611
41,203 Ginnie Mae, Series 2004-69, Class GC, 5.50%, 4/20/34 41,570
127,292 Freddie Mac, Series 3042, Class PZ, 5.75%, 9/15/35 133,772
331,040 Ginnie Mae, Series 2005-60, Class WZ, 5.50%, 9/20/35 338,101
766,638 Freddie Mac Principal Strips, Series 236, –%, 4/01/36 631,763
569,122 Fannie Mae, Series 59, Class DH, 6.50%, 7/25/36 608,289
147,291
Ginnie Mae, Series 2007-57, Class ZA, 5.75%,
10/20/37 149,209
587,901 Fannie Mae, Series 2008-2, Class PH, 5.50%, 2/25/38 597,799
63,160 Freddie Mac, Series 3440, Class EM, 5.00%, 4/15/38 64,805

Sterling Capital Quality Income Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
527,000 Fannie Mae, Series 2009-28, Class HX, 5.00%, 5/25/39 527,375
86,425 Freddie Mac, Series 3816, Class HM, 4.50%, 5/15/40 86,804
500,000 Freddie Mac, Series 3714, Class PB, 4.75%, 8/15/40
(b)
497,249
1,000,000 Ginnie Mae, Series 81, Class AL, 4.50%, 8/20/40 987,131
347 Freddie Mac, Series 3803, Class PJ, 4.25%, 1/15/41 346
825,833
Fannie Mae, Series 2010-150, Class YL, 4.00%,
1/25/41 752,799
200,000 Freddie Mac, Series 3815, Class TB, 4.50%, 2/15/41 193,368
42,335 Freddie Mac, Series 4215, Class LD, 2.00%, 7/15/41 41,027
918,734 Freddie Mac, Series 3895, Class PW, 4.50%, 7/15/41 915,250
750,000
Ginnie Mae, Series 2011-135, Class PG, 3.00%,
10/16/41 670,179
25,291 Freddie Mac, Series 4293, Class MH, 3.00%, 12/15/41 24,399
843,637
Fannie Mae, Series 2011-131, Class PB, 4.50%,
12/25/41 839,364
220,879 Freddie Mac, Series 4094, Class ME, 2.50%, 8/15/42 196,674
515,500 Freddie Mac, Series 4088, Class CD, 3.00%, 8/15/42 421,607
2,381,804 Freddie Mac, Series 5427, Class HZ, 3.50%, 8/15/42 1,950,920
628,000 Freddie Mac, Series 4135, Class AY, 2.00%, 11/15/42 518,684
724,000 Freddie Mac, Series 4125, Class JC, 2.50%, 11/15/42 567,634
98,745 Freddie Mac, Series 4173, Class NB, 3.00%, 3/15/43 90,539
75,801 Freddie Mac, Series 4352, Class ZX, 4.00%, 4/15/44 72,611
1,696,842
Freddie Mac REMICS, Series 5419, Class Z, 4.00%,
4/15/44 1,466,113
1,000,000 Freddie Mac, Series 4507, Class GB, 3.00%, 9/15/45 874,427
3,102,236 Fannie Mae, Series 2015-65, Class CZ, 3.50%, 9/25/45 2,671,403
95,588
Fannie Mae, Series 2016-85, Class GA, 2.50%,
10/25/45 88,588
475,000 Freddie Mac, Series 4650, Class JE, 3.00%, 7/15/46 422,387
1,165,511 Fannie Mae, Series 73, Class DZ, 3.00%, 10/25/46
(b)
1,018,551
487,076 Ginnie Mae, Series 126, Class A, 2.50%, 11/16/46 462,533
712,000 Ginnie Mae, Series 2017-75, Class DL, 3.00%, 3/20/47 596,948
1,495,000 Fannie Mae, Series 2017-42, Class HL, 3.00%, 6/25/47 1,371,092
640,903 Fannie Mae, Series 20, Class KL, 3.50%, 1/25/48 528,959
928,004 Freddie Mac, Series 4795, Class JB, 4.00%, 5/15/48 879,802
2,117,296 Freddie Mac, Series 4841, Class PZ, 4.50%, 9/15/48 2,052,786
863,000 Ginnie Mae, Series 2019-6, Class JK, 3.50%, 1/20/49 766,783

Sterling Capital Quality Income Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
3,768,887
Government National Mortgage Association, Series 90,
Class AB, 3.00%, 7/20/49 3,350,475
712,840 Freddie Mac, Series 4941, Class MB, 3.00%, 7/25/49 644,524
282,484
Chase Home Lending Mortgage Trust, Series 2019-
ATR2, Class A3, 3.50%, 8/25/49
(a)
256,380
662,399 Fannie Mae, Series 2015-65, Class BL, 3.50%, 9/25/49 539,396
3,293,168 Freddie Mac, Series 4938, Class KA, 2.50%, 10/25/49 2,868,807
760,079 Fannie Mae, Series 5, Class MG, 3.50%, 2/25/50 693,941
438,867 Fannie Mae, Series 12, Class LC, 2.00%, 3/25/50 363,330
312,919 Fannie Mae, Series 2020-10, Class Q, 3.00%, 3/25/50 267,188
1,500,000 Fannie Mae, Series 56, Class AQ, 2.00%, 8/25/50 1,183,628
344,214 Freddie Mac, Series 5115, Class G, 2.50%, 9/25/50 280,562
729,719
Freddie Mac REMICS, Series 5067, Class DP, 2.00%,
1/25/51 621,088
1,460,198
SMB Private Education Loan Trust, Series 2024-F,
Class A1A, 5.06%, 3/16/54
(a)
1,475,381
1,495,000
Benchmark Mortgage Trust, Series 2023-B39, Class
A5, 5.75%, 7/15/56 1,575,137
1,500,000
BANK Trust, Series 2023-BNK46, Class A4, 5.75%,
8/15/56 1,570,688
1,500,000
BMO Mortgage Trust, Series 2023-C7, Class A5,
6.16%, 12/15/56 1,605,637
1,500,000
BANK Trust, Series 2024-BNK47, Class A5, 5.72%,
6/15/57 1,577,441
1,500,000
Wells Fargo Commercial Mortgage Trust, Series 2024-
C63, Class A5, 5.31%, 8/15/57 1,531,669
Total (Cost $48,158,843) $ 47,415,021
Principal Amount Fair Value
MORTGAGE-BACKED SECURITIES — 41.14%
Fannie Mae — 25.26%
216,592 4.50%, 3/01/34, Pool #CA3294 219,003
44,714 5.50%, 6/01/38, Pool #984277
(b)
45,842
24,956 5.50%, 8/01/38, Pool #995072 25,604
31,811 4.50%, 9/01/39, Pool #AC1830 31,739
30,353 4.50%, 10/01/40, Pool #AE4855 30,228
56,068 3.50%, 2/01/41, Pool #AH5646 52,714
88,081 4.00%, 3/01/41, Pool #AH4008 85,163
26,398 4.50%, 6/01/41, Pool #AC9298 26,074
62,372 5.00%, 7/01/41, Pool #AI5595 63,097
109,919 4.00%, 9/01/41, Pool #AJ1717 106,106

Sterling Capital Quality Income Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Fannie Mae — (continued)
1,658,409 6.00%, 10/01/41, Pool #FS4183 1,738,416
1,493,698 2.00%, 12/01/41, Pool #MA4501 1,285,789
467,861 6.00%, 8/01/43, Pool #MA5129 479,022
34,353 4.50%, 10/01/44, Pool #MA2066 33,575
97,437 4.00%, 12/01/44, Pool #MA2127 92,660
98,496 4.50%, 1/01/45, Pool #MA2158 96,306
114,984 3.50%, 3/01/45, Pool #AS4552 106,888
100,662 4.00%, 10/01/45, Pool #AL7487 95,488
724,742 3.00%, 10/01/46, Pool #BC4764 642,900
68,907 4.00%, 11/01/46, Pool #MA2808 65,283
93,334 3.00%, 2/01/47, Pool #BE2329 82,674
46,531 4.00%, 5/01/47, Pool #BE9598 43,680
44,392 4.50%, 11/01/47, Pool #BM3286 43,482
2,933,034 4.00%, 12/01/47, Pool #BM5019 2,790,805
51,496 4.50%, 5/01/48, Pool #CA1711 49,950
1,287,615 3.50%, 6/01/50, Pool #CA6097 1,169,641
180,357 3.00%, 7/01/50, Pool #CA6422 156,871
173,423 3.00%, 7/01/50, Pool #CA6421 150,849
663,273 3.00%, 8/01/50, Pool #FS0973 587,284
818,085 3.50%, 9/01/50, Pool #FS5284 743,933
404,522 2.50%, 3/01/51, Pool #FM6523 338,779
285,003 3.00%, 5/01/51, Pool #FM7346 248,870
906,822 2.50%, 8/01/51, Pool #FM8438 761,519
1,073,254 4.00%, 8/01/51, Pool #FS1976 1,016,070
1,617,137 3.00%, 9/01/51, Pool #FM8821 1,412,101
263,714 3.00%, 11/01/51, Pool #CB2170 228,858
670,917 3.50%, 2/01/52, Pool #MA4550 608,668
764,696 3.00%, 3/01/52, Pool #BV4143 667,550
590,236 3.50%, 4/01/52, Pool #FS1260 536,621
2,951,798 3.50%, 5/01/52, Pool #CB3593 2,674,853
545,056 4.50%, 6/01/52, Pool #FS2157 527,481
3,228,024 4.50%, 10/01/52, Pool #BW9905 3,101,548
415,617 5.00%, 11/01/52, Pool #CB5278 409,240
490,066 5.50%, 3/01/53, Pool #FS3925 494,074
1,152,780 6.00%, 6/01/53, Pool #FS6616 1,172,462

Sterling Capital Quality Income Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Fannie Mae — (continued)
3,565,660 4.50%, 9/01/53, Pool #FS8829 3,417,252
1,307,450 6.00%, 4/01/54, Pool #FA0566 1,334,305
2,768,081 6.00%, 5/01/54, Pool #FM2472 2,837,742
3,282,076 5.00%, 10/01/54, Pool #FS9535 3,221,296
3,364,707 5.50%, 11/01/54, Pool #FS9455 3,385,153
$ 39,535,508
Federal Home Loan Banks — 0.31%
550,000 1.90%, 10/07/31 479,999
—
Freddie Mac — 15.31%
26,017 4.00%, 11/01/32, Pool #ZS8993 25,814
117,825 4.00%, 5/01/37, Pool #ZA2461 116,035
15,429 5.50%, 10/01/39, Pool #ZI9359 15,811
25,712 5.00%, 4/01/40, Pool #ZI9910 26,031
44,203 5.50%, 4/01/40, Pool #ZA1042 45,495
144,368 2.00%, 8/01/40, Pool #RB5076 126,253
19,643 5.00%, 8/01/40, Pool #ZA1056 19,887
51,101 4.00%, 11/01/40, Pool #ZJ0654 49,392
53,789 4.00%, 12/01/40, Pool #ZJ0811 52,007
127,281 3.50%, 8/01/42, Pool #ZL3508 119,388
430,189 6.00%, 2/01/43, Pool #RB5221 440,160
161,625 3.50%, 3/01/43, Pool #ZT1107 150,422
97,362 3.50%, 3/01/45, Pool #ZT1164 90,611
76,588 3.00%, 1/01/46, Pool #ZS4646 68,112
81,340 4.00%, 4/01/46, Pool #ZM1015 77,083
78,671 3.50%, 12/01/47, Pool #ZM5123 72,063
1,604,450 4.00%, 6/01/48, Pool #ZT0541 1,519,240
544,572 2.50%, 7/01/51, Pool #QC4230 458,072
857,416 3.00%, 8/01/51, Pool #SD8162 742,928
904,454 3.00%, 2/01/52, Pool #RA6664 787,813
615,532 4.50%, 6/01/52, Pool #SD1265 593,397
981,118 4.50%, 8/01/52, Pool #SD1515 943,647
672,355 5.00%, 10/01/52, Pool #SD1710 662,246
1,383,158 4.00%, 12/01/52, Pool #SD5808 1,296,922
587,291 5.00%, 1/01/53, Pool #RA8382 578,037

Sterling Capital Quality Income Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
Freddie Mac — (continued)
3,436,300 5.00%, 2/01/53, Pool #SD2473 3,384,160
831,639 5.50%, 2/01/53, Pool #QF8052 836,775
1,036,246 4.50%, 5/01/53, Pool #SD2952 1,000,926
895,996 5.00%, 6/01/53, Pool #SD3128 882,822
869,740 5.50%, 6/01/53, Pool #SD3136 873,698
1,114,498 6.00%, 7/01/53, Pool #SD3223 1,141,517
678,792 5.50%, 6/01/54, Pool #SD5479 682,068
2,731,455 6.00%, 9/01/54, Pool #SD6558 2,786,553
3,324,060 5.50%, 11/01/54, Pool #SD6622 3,340,105
$ 24,005,490
Ginnie Mae II — 0.26%
6,319 4.00%, 12/20/40, Pool #755678 6,011
436,451 4.00%, 7/20/52, Pool #786280 407,287
413,298
Total (Cost $65,643,754) 64,434,295
Principal Amount Fair Value
U.S. GOVERNMENT & AGENCIES — 0.79%
1,227,631 Fannie Mae Pool, 5.50% , 2/01/54 1,232,871
Total (Cost $1,223,030) 1,232,871
Principal Amount Fair Value
U.S. TREASURY BONDS & NOTES — 3.75%
517,000 United States Treasury Note, 4.13% , 11/15/32 520,575
2,251,000 United States Treasury Note, 4.00% , 2/15/34 2,227,522
2,644,100 United States Treasury Bond, 2.38% , 2/15/42
(b)
1,923,583
2,158,200 United States Treasury Bond, 1.88% , 11/15/51
(b)
1,200,667
Total (Cost $6,485,772) 5,872,347
Shares Fair Value
MONEY MARKET FUNDS — 1.23%
1,924,927
Federated Hermes Treasury Obligations Fund,
Institutional Shares, 4.18%
(e)
1,924,927

Sterling Capital Quality Income Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Shares Fair Value
MONEY MARKET FUNDS — 1.23% - continued
Total Money Market Funds
(Cost $1,924,927) $ 1,924,927
Total Investments— 100.32%
(Cost $160,541,412) 157,099,446
Liabilities in Excess of Other Assets  — (0.32)% (503,777)
NET ASSETS — 100.00% $ 156,595,669
(a) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of
1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b) All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended June 30, 2025is $X, which represents X% of net assets.
(c) The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2025. The maturity date reflected is the final maturity date.
(d) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(e) Represents the current yield as of report date.

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Investments
June 30, 2025 (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — 96.43%
North Carolina — 96.43%
$ 575,000 Brunswick County, NC, Enterprise Systems Revenue,
Callable 2/1/33 @ 100 , 5.00%, 2/1/41 $ 609,836
500,000 Brunswick County, NC, Enterprise Systems Revenue,
Callable 2/1/33 @ 100 , 5.00%, 2/1/42 526,546
1,100,000 Cabarrus County, NC, Refunding Revenue Bonds
Series A , 5.00%, 6/1/31 1,231,917
1,695,000
Charlotte, NC, Current Refunding G.O. Series A ,
5.00%, 6/1/29 1,846,106
2,000,000 Charlotte, NC, Current Refunding G.O. Series A,
Callable 6/1/29 @ 100 , 5.00%, 6/1/34 2,131,636
2,000,000 Charlotte, NC, Public Facilities, Certification of
Participation Series B, Callable 12/1/31 @ 100 ,
5.00%, 12/1/32 2,231,307
2,275,000 Charlotte, NC, Recreational Facilities Improvements
Revenue, Callable 12/1/28 @ 100 , 5.00%, 12/1/33 2,402,532
1,520,000 Charlotte, NC, Recreational Facilities Improvements
Revenue, Callable 12/1/28 @ 100 , 5.00%, 12/1/34 1,599,232
2,650,000 Charlotte, NC, Water & Sewer System Revenue,
Refunding Revenue Bonds Series A, Callable 7/1/32 @
100 , 5.00%, 7/1/39 2,846,100
1,590,000 Chatham County, NC, Refunding Revenue (County
Guaranteed) , 5.00%, 12/1/28 1,645,902
1,760,000
City of Asheville NC Water System Revenue ,
5.00%, 8/1/42 1,857,948
1,720,000
City of Fayetteville NC Public Works Comm. Rev. ,
5.00%, 3/1/40 1,836,300
2,000,000
City of Greensboro NC , 5.00%, 4/1/41 2,120,553
2,100,000 Concord, NC, Recreational Facility Improvements
G.O., Callable 9/1/33 @ 100 , 5.00%, 9/1/34 2,386,033
500,000
County of Ashe NC , 5.00%, 6/1/39 544,277
720,000
County of Ashe NC , 5.00%, 6/1/38 790,283
2,210,000
County of Forsyth, NC , 5.00%, 6/1/30 2,440,508
2,000,000
County of Guilford NC , 5.00%, 3/1/32 2,260,897
2,060,000
County of Guilford NC , 5.00%, 3/1/39 2,267,154
2,000,000
County of Iredell NC , 5.00%, 4/1/37 2,252,094
2,000,000
County of Mecklenburg NC , 5.00%, 2/1/31 2,235,350
1,795,000
County of Transylvania, NC , 5.00%, 4/1/30 1,977,196
1,450,000
County of Wake NC , 5.00%, 4/1/39 1,594,450
1,150,000
Currituck County, NC, Callable 4/1/33 @ 100 ,
5.00%, 4/1/36 1,270,945
1,150,000
Currituck County, NC, Callable 4/1/33 @ 100 ,
5.00%, 4/1/37 1,262,387

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — (continued)
North Carolina — (continued)
$ 1,000,000
Currituck County, NC, Callable 4/1/33 @ 100 ,
5.00%, 4/1/38 $ 1,088,308
1,890,000
Durham County, NC, Current Refunding G.O. ,
5.00%, 6/1/29 2,057,753
1,000,000 Elizabeth City State University, Board of Governors
of NC, Advance Refunding Revenue Bonds, Callable
4/1/29 @ 100 (AGM) , 5.00%, 4/1/40 1,013,141
1,690,000 Fayetteville, NC, Public Works Commission, Electric
Light & Power Improvements Revenue, Callable 3/1/24
@ 100 , 5.00%, 3/1/29 1,785,417
1,180,000
Fuquay-Varina NC Combined Utilities Revenue ,
5.00%, 2/1/38 1,293,330
2,000,000 Greensboro, NC, Recreational Facility Improvements
G.O. Series B, Callable 4/1/32 @ 100 , 5.00%, 4/1/40 2,135,871
880,000 Johnston County, NC, Water Utility Improvements
Revenue Bonds, Callable 4/1/33 @ 100 , 5.00%, 4/1/39 949,724
1,000,000
Macon County, NC , 5.00%, 10/1/41 1,069,985
1,195,000 Monroe, NC, Advanced Refunding Revenue Bonds,
Callable 3/1/26 @ 100 , 5.00%, 3/1/29 1,210,396
1,000,000 North Carolina Agricultural & Technical State
University, Refunding Revenue Series A, Callable
10/1/25 @ 100 , 5.00%, 10/1/32 1,004,163
500,000 North Carolina Agricultural & Technical State
University, Refunding Revenue Series A ,
5.00%, 10/1/43 514,654
1,215,000 North Carolina Agricultural & Technical State
University, Refunding Revenue Series A, Callable
10/1/25 @ 100 , 5.00%, 10/1/34 1,219,875
1,000,000 North Carolina Agricultural & Technical State
University, Refunding Revenue Series A ,
5.00%, 10/1/52 1,013,642
500,000 North Carolina Agricultural & Technical State
University, Refunding Revenue Series A ,
5.00%, 10/1/48 509,885
520,000 North Carolina Capital Facilities Finance Agency, The
Arc of North Carolina Project, Refunding Revenue
(Housing and Urban Development, Section 8) ,
5.00%, 10/1/25 519,742
2,345,000 North Carolina Capital Facilities Finance Agency, The
Arc of North Carolina Project, Refunding Revenue
(Housing and Urban Development, Section 8), Callable
10/1/27 @ 100 , 5.00%, 10/1/34 2,345,151

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — (continued)
North Carolina — (continued)
$ 1,000,000 North Carolina Central University, University &
College Improvements, Revenue Bonds, Callable
4/1/29 @ 100 , 5.00%, 4/1/37 $ 1,029,234
1,205,000 North Carolina Central University, University &
College Improvements, Revenue Bonds, Callable
4/1/29 @ 100 , 5.00%, 4/1/33 1,266,541
1,000,000
North Carolina Housing Finance Agency , 6.25%, 1/1/56 1,118,588
2,500,000
North Carolina Medical Care Commission ,
5.00%, 2/1/51 2,523,355
1,000,000
North Carolina Medical Care Commission ,
5.00%, 6/1/55 1,077,538
2,000,000 North Carolina Medical Care Commission, Advance
Refunding Revenue Bonds, Vidant Health, Callable
6/1/25 @ 100 , 5.00%, 6/1/40 1,999,918
1,500,000 North Carolina Medical Care Commission, Health,
Hospital and Nursing Home Improvements, Revenue
Bonds Series A, Callable 1/1/30 @ 100 , 5.00%, 7/1/32 1,608,531
1,040,000
North Carolina Municipal Power Agency No 1 ,
5.00%, 1/1/29 1,059,230
1,100,000 North Carolina State, Advance Refunding Revenue
Bonds Series B, Callable 5/1/27 @ 100 , 5.00%, 5/1/28 1,146,328
3,000,000 North Carolina State, Advance Refunding Revenue
Bonds Series B, Callable 5/1/27 @ 100 , 5.00%, 5/1/30
(a)
3,113,590
2,500,000 North Carolina State, Build North Carolina Bonds,
Highway Improvements Revenue Bonds Series A,
Callable 5/1/29 @ 100 , 5.00%, 5/1/31 2,685,203
1,500,000 North Carolina Turnpike Authority, Senior Lien,
Advance Refunding Revenue (AGM) , 5.00%, 1/1/27 1,544,787
2,100,000 North Carolina Turnpike Authority, Senior Lien,
Advance Refunding Revenue, Callable 1/1/27 @ 100
(AGM) , 5.00%, 1/1/28 2,162,323
1,060,000 Pitt County, NC, Advance Refunding Revenue Bonds
Series B, Callable 10/1/26 @ 100 , 5.00%, 4/1/30 1,087,632
2,000,000 Raleigh, NC, Combined Enterprise System Revenue,
Current Refunding Revenue Bonds, Callable 9/1/33 @
100 , 5.00%, 9/1/48 2,078,229
1,025,000 Raleigh, NC, Refunding Notes G.O. Series A, Callable
4/1/33 @ 100 , 5.00%, 4/1/36 1,143,953
2,200,000 Raleigh, NC, Refunding Notes G.O. Series A, Callable
4/1/33 @ 100 , 5.00%, 4/1/40 2,370,053
1,985,000 Sampson County, NC, Refunding Revenue, Callable
12/1/25 @ 100 , 5.00%, 12/1/26
(a)
2,001,102
1,000,000
State of North Carolina , 5.00%, 3/1/33 1,062,057

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — (continued)
North Carolina — (continued)
$ 1,470,000
Town of Apex, NC, Callable 2/1/33 @ 100 ,
5.00%, 2/1/35
(a)
$ 1,650,873
1,195,000 Town of Fuquay-Varina NC, Multi-Utility
Improvements G.O. , 5.00%, 8/1/31 1,344,583
1,080,000
Town of Garner NC, Public Improvements G.O. ,
5.00%, 2/1/31 1,205,903
1,080,000 Town of Garner NC, Public Improvements G.O.,
Callable 2/1/33 @ 100 , 5.00%, 2/1/34 1,218,412
1,730,000
Town of Holly Springs NC , 5.00%, 2/1/33
(a)
1,976,700
1,005,000
Town of Huntersville, NC , 5.00%, 12/1/28 1,084,361
1,030,000 Union County, NC, Public Improvements Bonds G.O.,
Callable 3/1/32 @ 100 , 5.00%, 3/1/34 1,149,630
1,500,000 University of North Carolina at Chapel Hill, Current
Refunding Revenue Bonds Series B, Callable 12/1/31
@ 100 , 5.00%, 12/1/36 1,640,799
1,100,000 University of North Carolina at Wilmington, Current
Refunding Revenue Bonds Series B, Callable 10/1/29
@ 100 , 5.00%, 10/1/34 1,174,369
1,585,000 Wake County, NC, Public Improvements, G.O. Series
A, Callable 3/1/28 @ 100 , 5.00%, 3/1/30 1,675,962
1,725,000 Wake County, NC, Refunding Revenue Bonds Series A,
Callable 8/1/28 @ 100 , 5.00%, 8/1/32 1,822,747
350,000 Watauga Public Facilities Corp., School Improvements
Revenue Bonds, Callable 6/1/32 @ 100 , 5.25%, 6/1/40 377,783
325,000 Watauga Public Facilities Corp., School Improvements
Revenue Bonds, Callable 6/1/32 @ 100 , 5.00%, 6/1/35 357,515
400,000 Watauga Public Facilities Corp., School Improvements
Revenue Bonds, Callable 6/1/32 @ 100 , 5.00%, 6/1/36 437,267
375,000 Watauga Public Facilities Corp., School Improvements
Revenue Bonds, Callable 6/1/32 @ 100 , 5.00%, 6/1/37 407,443
375,000 Watauga Public Facilities Corp., School Improvements
Revenue Bonds, Callable 6/1/32 @ 100 , 5.00%, 6/1/38 404,402
650,000 Watauga Public Facilities Corp., School Improvements
Revenue Bonds, Callable 6/1/32 @ 100 Series Callable
6/1/32 @ 100 , 5.25%, 6/1/42 689,559
2,060,000
Wilmington, NC, Public Improvements G.O. Series A ,
5.00%, 5/1/31 2,310,377
1,365,000 Winston-Salem, NC, Public Improvements G.O. Series
B, Callable 6/1/33 @ 100 , 5.00%, 6/1/35 1,535,082
Total (Cost $118,853,397) 118,440,485

Sterling Capital North Carolina Intermediate Tax-Free Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Shares Fair Value
MONEY MARKET FUNDS — 2.62%
3,218,601
Federated Hermes Treasury Obligations Fund,
Institutional Shares, 4.18%
(b)
3,218,601
Total Money Market Funds
(Cost $3,218,601) $ 3,218,601
Total Investments— 99.05%
(Cost $122,071,998) 121,659,086
Other Assets in Excess of Liabilities — 0.95% 1,171,017
NET ASSETS — 100.00% $ 122,830,103
(a) All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended June 30, 2025 is $8,742,245, which represents 7.1 % of net assets.
(b) Represents the current yield as of report date.
AGM Assured Guaranty Municipal Corp.
G.O. General Obligation

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Investments
June 30, 2025 (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — 96.35%
South Carolina — 96.35%
$ 500,000 Aiken County, SC, Consolidated School District,
Special Obligation Bonds, School Improvements
Revenue, Callable 6/1/29 @ 100 , 4.00%, 6/1/33 $ 504,353
500,000 Charleston, SC, Waterworks & Sewer System Revenue,
Water Utility Improvements Revenue Bonds, Callable
1/1/30 @ 100 , 5.00%, 1/1/38 526,492
750,000 Charleston, SC, Waterworks & Sewer System Revenue,
Water Utility Improvements Revenue Bonds, Callable
7/1/32 @ 100 , 5.00%, 1/1/52
(a)
769,428
500,000 Columbia, SC, Waterworks & Sewer System Revenue,
Water & Sewer Utility Improvements Revenue,
Callable 2/1/28 @ 100 , 5.00%, 2/1/48 529,977
500,000 Columbia, SC, Waterworks & Sewer System Revenue,
Water & Sewer Utility Improvements Revenue,
Callable 2/1/33 @ 100 , 5.25%, 2/1/52 520,799
700,000
County of Beaufort SC , 5.00%, 3/1/31 781,719
500,000
County of Dorchester SC , 5.00%, 10/1/36 559,470
780,000 Dorchester County School District No. 4, School
Improvements G.O. Series A, Callable 9/1/33 @ 100
(SCSDE) , 5.00%, 3/1/43 816,500
500,000 Florence, SC, Combined Waterworks & Sewerage
System Revenue, Water Utility Improvements Revenue
Bonds, Callable 9/1/33 @ 100 , 5.00%, 9/1/37 549,057
500,000 Greenville Health System, Hospital System Board
Series B, Callable 5/1/24 @ 100 , 5.00%, 5/1/31 500,956
500,000
Greenwood County, SC , 5.00%, 10/1/32 539,502
500,000 Lancaster County, SC, School District, School
Improvements G.O. Series A, Callable 3/1/27 @ 100
(SCSDE) , 4.00%, 3/1/30 505,031
635,000
Lexington & Richland School District No. 5 ,
5.00%, 3/1/33 719,486
600,000 Lexington County, SC, School District No. 1, School
Improvements G.O. Series B, Callable 2/1/29 @ 100
(SCSDE) , 5.00%, 2/1/31 642,070
500,000 Lexington County, SC, School District No. 2,
G.O. Series C, Callable 3/1/27 @ 100 (SCSDE) ,
5.00%, 3/1/31 515,709
1,085,000 Lugoff-Elgin Water Authority, Refunding Revenue
Series B, Callable 7/1/26 @ 100 , 5.00%, 7/1/30
(a)
1,104,859
500,000
Newberry Investing in Children's Education ,
5.00%, 12/1/30 544,280
500,000
Oconee County, SC , 5.00%, 4/1/41 530,539

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — (continued)
South Carolina — (continued)
$ 500,000 Orangeburg County, SC, Correctional Facilities
Improvements, Installment Purchase Revenue Bonds,
Callable 12/1/27 @ 100 , 5.00%, 12/1/29 $ 516,201
715,000
Patriots Energy Group Financing Agency , 5.25%, 2/1/54 767,608
500,000 Richland County, DC, School District No. 2, Refunding
Bonds G.O. Series B, Callable 3/1/27 @ 100 (SCSDE) ,
4.00%, 3/1/29 507,762
805,000 Richland County, SC, School District No. 2, School
Improvements G.O. Series A, Callable 3/1/32 @ 100
(SCSDE) , 5.00%, 3/1/36
(a)
880,713
490,000 SCAGO Educational Facilities Corp. for Sumter
County School 17, Refunding Revenue , 5.00%, 12/1/25 493,445
415,000 South Carolina Jobs-Economic Development Auth
Series 2025-B-2 , 5.00%, 11/1/49 440,131
400,000
South Carolina Jobs-Economic Development Authority ,
5.00%, 11/1/33
(a)
446,709
645,000
South Carolina Jobs-Economic Development Authority ,
5.00%, 11/1/34 714,296
850,000 South Carolina Jobs-Economic Development Authority,
AnMed Health Project, Advanced Refunding Revenue
Bonds, Callable 2/1/26 @ 100 , 5.00%, 2/1/29
(a)
858,850
500,000 South Carolina Jobs-Economic Development Authority,
Wofford College Project, University & College
Improvements Revenue, Callable 4/1/29 @ 100 ,
5.00%, 4/1/44 501,988
750,000 South Carolina Public Service Authority, Callable
12/1/32 @ 100 , 5.25%, 12/1/36 819,530
500,000 South Carolina Transportation Infrastructure Bank,
Advance Refunding Revenue Series A, Callable 10/1/27
@ 100 (AGM) , 5.00%, 10/1/38 511,121
500,000 Spartanburg County School District No. 4, SC, School
Improvements G.O. (SCSDE) Series A, Callable 3/1/32
@ 100 (SCSDE) , 5.00%, 3/1/40 530,582
500,000 Spartanburg County School District No. 5, SC, School
Improvements G.O., Callable 3/1/32 (SCSDE) ,
5.00%, 3/1/37 543,158
750,000 State of South Carolina, University & College
Improvements G.O. Series A, Callable 4/1/32 @ 100 ,
5.00%, 4/1/39 802,350
Total (Cost $20,663,017) 20,494,671

Sterling Capital South Carolina Intermediate Tax-Free Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Shares Fair Value
MONEY MARKET FUNDS — 2.64%
562,482
Federated Hermes Treasury Obligations Fund,
Institutional Shares, 4.18%
(b)
562,482
Total Money Market Funds
(Cost $562,482) $ 562,482
Total Investments— 98.99%
(Cost $21,225,499) 21,057,153
Other Assets in Excess of Liabilities — 1.01% 214,546
NET ASSETS — 100.00% $ 21,271,699
(a) All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended June 30, 2025 is $2,499,167, which represents 11.7% of net assets.
(b) Represents the current yield as of report date.
AGM Assured Guaranty Municipal Corp.
G.O. General Obligation
SCAGO South Carolina Association of Governmental Organizations
SCSDE South Carolina School District Enhancement

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Investments
June 30, 2025 (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — 97.94%
Virginia — 97.94%
$ 1,000,000 Albemarle County, VA, Economic Development
Authority, Public Improvements Revenue , 5.00%, 6/1/27 $ 1,045,631
1,000,000 Albemarle County, VA, School Improvements G.O.,
(State Aid Withholding) , 5.00%, 6/1/26 1,021,193
1,000,000 Arlington County, VA, Public Improvements G.O.,
Callable 8/15/27 @ 100 , 5.00%, 8/15/30 1,043,457
1,085,000 Chesapeake Bay Bridge & Tunnel District, First Tier
General Resolution, Highway Improvements, Revenue
Bonds, Callable 7/1/26 @ 100 (AGM) , 5.00%, 7/1/41 1,090,136
1,000,000 Chesapeake, VA, Chesapeake Expressway, Callable
7/15/34 @ 100 , 5.00%, 7/15/41 1,054,373
1,000,000 Chesapeake, VA, Public Improvements, Refunding
G.O. Series A, Callable 18/1/27 @ 100 , 5.00%, 8/1/30 1,042,807
1,000,000 Chesterfield County, VA, School Improvements G.O.,
(State Aid Withholding) Series A, Callable 1/1/28 @
100 , 4.00%, 1/1/31 1,028,299
500,000 Chesterfield County, VA, School Improvements G.O.,
(State Aid Withholding), Callable 1/1/33 @ 100 ,
5.00%, 1/1/40 534,378
1,000,000
City of Alexandria, VA , 5.00%, 12/15/33 1,148,548
1,145,000 Culpeper County, VA, Economic Development
Authority, VA Capital Projects, Refunding Revenue,
Callable 6/1/24 @ 100 , 4.00%, 6/1/26 1,145,805
1,145,000 Fairfax County, VA, School Improvements G.O.,
Current Refunding Series A, Callable 4/1/30 @ 100 ,
5.00%, 10/1/30
(a)
1,261,591
1,000,000
Fairfax County, VA, Sewer Revenue , 5.00%, 7/15/54 1,037,594
1,000,000
Hampton Roads Transp. Accountability Comm. ,
5.00%, 7/1/31 1,099,835
500,000
Henrico County Economic Development Authority ,
5.00%, 11/1/35 550,595
1,000,000 Loudoun County Economic Development Authority,
Loudoun County Public Improvements Projects,
Revenue Bonds Series A, Callable 12/1/31 @ 100 ,
5.00%, 12/1/36 1,082,937
1,000,000 Loudoun County, VA, Miscellaneous Purposes Revenue
G.O. (State Aid Withholding) Series A , 5.00%, 12/1/29 1,097,501
1,000,000
Lynchburg Economic Development Authority ,
5.00%, 1/1/35 1,073,659
1,000,000 Manassas, VA, Public Improvements, Public Facilities
G.O. (State Aid Withholding), Callable 7/1/29 @ 100 ,
4.00%, 7/1/33 1,031,823
1,000,000
Norfolk, VA, Callable 8/1/28 @ 100 , 5.00%, 8/1/47 1,070,584

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — (continued)
Virginia — (continued)
$ 500,000
Norfolk, VA, Water Revenue, Callable 11/1/33 @ 100 ,
5.00%, 11/1/44 $ 524,770
1,000,000
Norfolk, VA, Water Revenue, Callable 11/1/33 @ 100 ,
5.00%, 11/1/40 1,075,125
1,000,000 Roanoke, VA, School Improvements G.O., Callable
4/1/32 @ 100 , 5.00%, 4/1/34
(a)
1,112,101
500,000
Salem Economic Development Authority , 5.00%, 4/1/40 494,942
1,000,000 Salem, VA, School Improvements G.O., Current
Refunding , 5.00%, 5/1/28 1,063,957
500,000 Spotsylvania County, VA, School Improvements G.O.,
Callable 7/15/32 @ 100 , 5.00%, 1/15/38 542,601
1,000,000 Spotsylvania County, VA, School Improvements G.O.,
Callable 7/15/32 @ 100 , 5.00%, 1/15/37 1,094,813
1,085,000
Suffolk, VA, Callable 2/1/32 @ 100 , 5.00%, 2/1/43
(a)
1,137,513
1,000,000
Upper Occoquan Sewage Authority , 5.00%, 7/1/37 1,125,027
1,000,000 Virginia College Building Authority, University &
College Improvements Revenue Bonds (State Intercept)
Series C , 5.00%, 9/1/29 1,090,249
1,215,000 Virginia Commonwealth Transportation Board, Federal
Highway Transportation Grant, Callable 9/15/26 @
100 , 5.00%, 9/15/30 1,242,795
1,000,000 Virginia Housing Development Authority, Callable
4/1/26 @ 100 , 3.00%, 10/1/29 991,675
1,000,000 Virginia Port Authority Commonwealth Port Fund,
Airport & Marina Improvements Revenue Bonds Series
A , 5.00%, 7/1/41 1,052,950
1,000,000 Virginia Public School Authority, School Improvements
Revenue Bonds (State Aid Withholding) , 5.00%, 1/15/30 1,099,225
1,035,000 Virginia Public School Authority, School Improvements
Revenue Bonds (State Aid Withholding) , 5.00%, 8/15/30 1,147,920
1,000,000 Winchester Economic Development Authority, Callable
1/1/34 @ 100 , 5.00%, 1/1/42 1,021,413
Total (Cost $35,556,425) 35,277,822
Shares Fair Value
MONEY MARKET FUNDS — 0.79%
285,871
Federated Hermes Treasury Obligations Fund,
Institutional Shares, 4.18%
(b)
285,871

Sterling Capital Virginia Intermediate Tax-Free Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Shares Fair Value
MONEY MARKET FUNDS — 0.79% - continued
Total Money Market Funds
(Cost $285,871) $ 285,871
Total Investments— 98.73%
(Cost $35,842,296) 35,563,693
Other Assets in Excess of Liabilities — 1.27% 456,883
NET ASSETS — 100.00% $ 36,020,576
(a) All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended June 30, 2025 is $3,422,095, which represents 9.5% of net assets.
(b) Represents the current yield as of report date.
AGM Assured Guaranty Municipal Corp.
G.O. General Obligation

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Investments
June 30, 2025 (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — 97.95%
West Virginia — 97.95%
$ 500,000
Berkeley County Public Service Sewer , 5.00%, 6/1/40 $ 519,453
1,000,000 Berkeley County, Board of Education, School
Improvements G.O. (West Virginia Board
Commission) , 4.00%, 6/1/28 1,034,123
1,750,000 Berkeley County, Board of Education, School
Improvements G.O. (West Virginia Board
Commission), Callable 6/1/33 @ 100 , 4.00%, 6/1/36
(a)
1,766,405
1,500,000 Berkeley County, WV, Public Service Sewer District,
Miscellaneous Purposes Revenue Series C, Callable
10/30/23 @ 100 (BAM) , 4.50%, 10/1/32 1,500,680
1,080,000 Braxton County, WV, Board of Education, Public
School, Advance Refunding G.O. (West Virginia Board
Commission), Callable 5/1/26 @ 100 , 5.00%, 5/1/28
(a)
1,099,373
610,000
Fairmont State University , 5.00%, 6/1/26 620,041
1,360,000 Marshall University, WV, University & College
Improvements Revenue Bonds Series A (AGM) ,
5.00%, 5/1/30 1,475,126
705,000 Morgantown Utility Board, WV, Combined Water
Utility Improvements Revenue Series B, Callable
6/1/28 @ 100 , 5.00%, 12/1/34 736,039
1,140,000 Morgantown Utility Board, WV, Water Utility
Improvements Revenue Bonds Series B, Callable
6/1/28 @ 100 , 5.00%, 12/1/36 1,181,763
750,000 Ohio County, WV, Board of Education, School
Improvements G.O. (West Virginia Board
Commission) , 3.00%, 6/1/28 747,635
1,000,000 Ohio County, WV, Board of Education, School
Improvements G.O. (West Virginia Board
Commission) , 4.00%, 6/1/29 1,036,588
1,275,000
Ohio County, WV, Callable 6/1/34 @ 100 ,
5.25%, 6/1/44 1,260,759
1,000,000
Putnam County Board of Education/WV , 5.00%, 6/1/32 1,106,746
1,500,000
Putnam County Board of Education/WV , 5.00%, 6/1/37 1,629,381
1,265,000 School Building Authority of West Virginia, Lottery
Capital Improvements Revenue Series A, Callable
7/1/24 @ 100 , 5.00%, 7/1/28 1,267,422
1,000,000
State of West Virginia, Callable 6/1/29 @ 100 ,
5.00%, 6/1/44 1,013,943
1,505,000
State of West Virginia, Callable 6/1/31 @ 100 ,
5.00%, 6/1/45 1,555,823
1,000,000 State of West Virginia, Fuel Sales Tax Revenue, Group
1 Highway Improvements, G.O. Series S, Callable
6/1/29 @ 100 , 5.00%, 12/1/35 1,052,852

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — (continued)
West Virginia — (continued)
$ 1,000,000 Taylor County, WV, Board of Education, Callable
6/1/34 @ 100 , 5.00%, 6/1/35 $ 1,117,578
1,000,000 Taylor County, WV, Board of Education, Callable
6/1/34 @ 100 , 5.00%, 6/1/36 1,108,949
850,000 West Virginia Commissioner of Highways, Callable
9/1/27 @ 100 , 5.00%, 9/1/28 887,048
500,000
West Virginia Economic Development Authority ,
3.38%, 3/1/40 498,909
1,145,000 West Virginia Economic Development Authority,
Lottery Recreational Facilities Improvements Revenue
Series A, Callable 7/1/27 @ 100 , 5.00%, 7/1/28 1,196,261
1,500,000 West Virginia Economic Development Authority,
Provident Group - Marshall Properties L.L.C, Current
Refunding Revenue Bonds Series A-1, Callable 7/1/33
@ 100 , 5.00%, 7/1/37 1,593,881
1,015,000 West Virginia Economic Development Authority, State
Office Building 3, Public Improvements Revenue Series
D, Callable 6/1/5 @ 100 , 5.00%, 6/1/26 1,020,208
1,470,000 West Virginia Hospital Finance Authority, Charleston
Area Medical Center Inc., Health, Hospital, Nursing
Home Improvements, Refunding Revenue, Callable
9/1/29 @ 100 , 5.00%, 9/1/39 1,477,617
1,000,000 West Virginia Hospital Finance Authority, Health Care
Facilities Revenue Bonds Series A, Callable 6/1/33 @
100 , 5.00%, 6/1/41 1,027,695
1,385,000 West Virginia Hospital Finance Authority, United
Health System Obligation, Health, Hospital, Nursing
Home Improvements Refunding Revenue Bonds ,
5.00%, 6/1/26 1,409,058
1,070,000 West Virginia Housing Development Fund, Revenue
Bonds Series A , 3.25%, 5/1/29 1,073,790
905,000 West Virginia Housing Development Fund, Revenue
Bonds Series A , 3.30%, 11/1/29 909,213
735,000
West Virginia Lottery Excess Lottery Revenue ,
5.00%, 7/1/39 777,297
1,980,000 West Virginia Parkways Authority, Highway
Improvements, Senior Lien Revenue Bonds, Callable
6/1/31 @ 100 , 5.00%, 6/1/47 2,011,651
1,105,000 West Virginia Parkways Authority, Senior Turnpike Toll
Revenue, Highway Improvements, Callable 6/1/28 @
100 , 5.00%, 6/1/39 1,130,916
1,000,000 West Virginia State School Building Authority, Lottery
Revenue, School Improvements Revenue Series A,
Callable 7/1/28 @ 100 , 5.00%, 7/1/29 1,064,441

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
Principal Amount Fair Value
MUNICIPAL BONDS — (continued)
West Virginia — (continued)
$ 1,500,000 West Virginia University, University Projects,
University & College Improvements Revenue Series A,
Callable 10/1/31 @ 100 , 5.00%, 10/1/44 $ 1,532,393
1,015,000
West Virginia Water Development Authority ,
5.00%, 11/1/35 1,044,821
1,050,000 West Virginia Water Development Authority, Loan
Program II, Refunding Revenue Series A-II, Callable
11/1/23 @ 100 , 5.00%, 11/1/26
(a)
1,051,714
740,000 West Virginia Water Development Authority,
West Virginia Infrastructure & Jobs, Current
Refunding Revenue Bonds, Callable 10/1/26 @ 100 ,
5.00%, 10/1/30 755,232
1,100,000 West Virginia Water Development Authority,
West Virginia Infrastructure & Jobs, Current
Refunding Revenue Bonds, Callable 10/1/26 @ 100 ,
5.00%, 10/1/31 1,121,829
1,500,000 Wood County, WV, Board of Education, Callable 6/1/33
@ 100 , 4.50%, 6/1/34 1,584,208
1,000,000 Wood County, WV, Board of Education, Callable 6/1/33
@ 100 , 4.50%, 6/1/35 1,042,378
1,000,000 Wyoming County, WV, Board of Education, Callable
6/1/34 @ 100 , 5.00%, 6/1/35 1,099,847
1,000,000 Wyoming County, WV, Board of Education, Callable
6/1/34 @ 100 , 5.00%, 6/1/36 1,090,589
Total (Cost $49,909,723) 49,231,675
Shares Fair Value
MONEY MARKET FUNDS — 7.03%
3,533,172
Federated Hermes Treasury Obligations Fund,
Institutional Shares, 4.18%
(b)
3,533,172
Total Money Market Funds
(Cost $3,533,172) 3,533,172
Total Investments— 104.98%
(Cost $53,442,895) 52,764,847
Liabilities in Excess of Other Assets  — (4.98)% (2,503,891)
NET ASSETS — 100.00% $ 50,260,956
(a) All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the period ended June 30, 2025 is $3,028,940, which represents 6.0% of net assets.
(b) Represents the current yield as of report date.
AGM Assured Guaranty Municipal Corp.

Sterling Capital West Virginia Intermediate Tax-Free Fund
Schedule of Investments (continued)
June 30, 2025 (Unaudited)
BAM Build America Mutual
G.O. General Obligation